Registration Number 33-60442

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-effective Amendment No. 13
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 25

              AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                          (Exact Name of Registrant)

                      AMERICAN NATIONAL INSURANCE COMPANY
                           (Exact Name of Depositor)
                                One Moody Plaza
                            Galveston, Texas  77550
             (Address of Depositor's Principal Executive Offices)
                                (409) 763-4661
              (Depositor's Telephone Number, including Area Code)
       Rex Hemme                                   Jerry L. Adams
  Vice President, Actuary                       Greer, Herz & Adams, L.L.P.
American National Insurance Company  With copy to:   One Moody Plaza
        One Moody Plaza              ------------  Galveston, Texas  77550
    Galveston, Texas 77550
                    (Name and Address of Agent for Service)

Declaration Required by Rule 24f-2(a)(1): An indefinite number of securities of the Registrant has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Notice required by Rule 24f-2(b)(1) has been filed in the Office of the Securities and Exchange Commission on March 30, 2002 for the Registrant's fiscal year ending December 31, 2001.

It is proposed that this filing will become effective (check appropriate box):
[ ]      immediately upon filing pursuant to paragraph (b) of Rule 485
[x]      on May 1, 2002 pursuant to paragraph (b) of Rule 485
[ ]      60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ]      on (date) pursuant to paragraph (a)(i) of Rule 485
[ ]      75 days after filing pursuant to paragraph (a)(ii) of rule 485
[ ]      on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Variable Annuity Contracts

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INVESTRAC GOLD VARIABLE ANNUITY CONTRACTS

ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY
HOME OFFICE ONE MOODY PLAZA GALVESTON TX 77550-7999
PROSPECTUS MAY 1, 2002 1-800-306-2959

This prospectus describes
 .  flexible purchase payment deferred annuity contracts
 .  a single purchase payment immediate annuity contract

You can allocate your contract value to American National Variable Annuity Separate Account, which reflects the investment performance of the following eligible portfolios selected by you, and of our Fixed Account which earns a guaranteed minimum rate. At this time, you can allocate your contract value to the following portfolios:

AMERICAN NATIONAL FUND                               FIDELITY FUNDS
 .  Money Market Portfolio                  .  Money Market Portfolio
 .  Growth Portfolio                        .  Equity-Income Portfolio
 .  Balanced Portfolio                      .  High Income Portfolio
 .  Equity Income Portfolio                 .  Growth Portfolio
 .  High Yield Bond Portfolio               .  Overseas Portfolio
 .  International Stock Portfolio           .  Contrafund Portfolio
 .  Small-Cap/Mid-Cap Portfolio             .  Asset Manager: Growth Portfolio
 .  Government Bond Portfolio               .  Investment Grade Bond Portfolio
                                           .  Asset Manager Portfolio
T. ROWE PRICE FUNDS                        .  Index 500 Portfolio
 .  Equity Income Portfolio                 .  Balanced Portfolio
 .  Mid-Cap Growth Portfolio                .  Growth and Income Portfolio
 .  International Stock Portfolio           .  Mid Cap Portfolio
                                           .  Growth Opportunities Portfolio


THIS PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING A CONTRACT. ADDITIONAL INFORMATION ABOUT THE CONTRACTS IS CONTAINED IN A STATEMENT OF ADDITIONAL INFORMATION ("SAI") FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC"), WHICH IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. YOU MAY OBTAIN A FREE COPY OF THE SAI, WHICH IS DATED THE SAME DATE AS THIS PROSPECTUS, BY WRITING OR CALLING US AT OUR HOME OFFICE. THE TABLE OF CONTENTS OF THE SAI IS ON PAGE 54 OF THIS PROSPECTUS. THE SEC MAINTAINS AN INTERNET WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS MATERIAL INCORPORATED BY REFERENCE INTO THIS PROSPECTUS, SAI AND OTHER INFORMATION REGARDING COMPANIES THAT FILE ELECTRONICALLY WITH THE SEC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INTERESTS IN THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR ARE THE CONTRACTS FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THE CONTRACTS INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FOR A FULL DESCRIPTION OF THE AMERICAN NATIONAL FUND, T. ROWE PRICE FUNDS AND FIDELITY FUNDS, THEIR INVESTMENT POLICIES AND RESTRICTIONS, RISKS, CHARGES AND EXPENSES AND OTHER ASPECTS OF THEIR OPERATION, SEE THEIR PROSPECTUSES.

    Please read this prospectus carefully and keep it for future reference.

Form 5774                                            Rev. 5-01


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      This page left blank intentionally for purposes of print pagination.


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TABLE OF CONTENTS
                                                                    PAGE
Glossary.........................................................      5
Introduction.....................................................      7
 What is the Purpose of the Contracts?...........................      7
 What are my Investment Options?.................................      7
 How Do I Purchase a Contract?...................................      7
 How Do I Allocate Purchase Payments?............................      8
 Can I Transfer Amounts Between the Investment Alternatives?.....      8
 What are the Death Benefits Under the Contracts?................      8
 Can I Get My Money If I Need It?................................      9
 How Can I Receive Annuity Payments?.............................      9
 What are the Charges and Deductions Under the Contract?.........      9
 What are the Tax Consequences Associated with the Contract?.....     10
 If I Have Questions, Where Can I Go?............................     10
Contractowner Transaction Expenses...............................     11
 Expenses Before the Annuity Date................................     11
 Sales Load as a Percentage of Purchase Payments.................     11
 Deferred Sales Load ("Surrender Charge")........................     11
 Expenses During the Annuity Period..............................     16
Accumulation Unit Values.........................................     21
Contracts........................................................     24
 Types of Contracts..............................................     24
 Contract Application and Purchase Payments......................     24
 Allocation of Purchase Payments.................................     25
 Crediting of Accumulation Units.................................     25
 Allocation of Charges and Other Deductions to the Subaccounts
 and the Fixed Account...........................................     25
 Determining Accumulation Unit Values............................     25
 Transfers Before Annuity Date...................................     26
Charges and Deductions...........................................     27
 Charges and Deductions Before Annuity Date......................     27
 Charges and Deductions During the Annuity Period................     29
 Exceptions to Charges...........................................     29
Distributions Under the Contract.................................     30
 Distributions Before the Annuity Date...........................     30
 Surrenders......................................................     30
 Policy Loans in Qualified Deferred Annuity Contracts............     31
 Death Benefit Before Annuity Date...............................     33
 Distribution During the Annuity Period..........................     35
 Election of Annuity Date and Form of Annuity....................     35
 Allocation of Benefits..........................................     35
 Annuity Options.................................................     35
 Value of Variable Annuity Payments: Assumed Investment Rates....     37
 Annuity Provisions..............................................     37


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                                                                        PAGE
The Company, Separate Account, Funds, and Fixed Account..........     38
 American National Insurance Company.............................     38
 The Separate Account............................................     38
 The Funds.......................................................     39
 Changes in Investment Options...................................     43
Fixed Account....................................................     44
Federal Tax Matters..............................................     45
 Introduction....................................................     45
 Tax Status of the Contracts.....................................     45
 Taxation of Annuities in General................................     45
 Withdrawals.....................................................     45
 Penalty Tax.....................................................     46
 Annuity Payments................................................     46
 Taxation of Death Benefit Proceeds..............................     46
 Transfers or Assignments of a Contract..........................     47
 Required Distributions..........................................     47
 Withholding.....................................................     47
 Multiple Contracts..............................................     47
 Exchanges.......................................................     47
 Taxation of Qualified Contracts.................................     47
 Distribution from Qualified Contracts...........................     48
 Possible Changes in Taxation....................................     50
 All Contracts...................................................     50
Performance......................................................     51
Distributor of Contracts.........................................     52
Legal Matters....................................................     52
Legal Proceedings................................................     52
Experts..........................................................     53
Additional Information...........................................     53
Financial Statements.............................................     53
Table of Contents of Statement of Additional Information.........     54


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GLOSSARY

ACCUMULATION PERIOD. The time between the date Accumulation Units are first purchased by us and the earliest of (1) the Annuity Date; (2) the date the Contract is surrendered; or (3) the date of the Contractowner's death.

ACCUMULATION UNIT. A unit used by us to calculate a Contract's value during the Accumulation Period.

ACCUMULATION VALUE. The sum of (1) the value of your Accumulation Units; (2) value in the Fixed Account; and (3) contract value which secures policy loans.

AMERICAN NATIONAL FUND. American National Investment Accounts, Inc.

ANNUITANT. The person or persons who will receive annuity payments involving life contingencies.

ANNUITY DATE. The date annuity payments begin.

ANNUITY PERIOD. The time during which annuity payments are made.

ANNUITY UNIT. A unit used by us to calculate the dollar amount of annuity payments.

COMPANY ("WE", "OUR" OR "US" ). American National Insurance Company.

CONTRACT. A contract described in this Prospectus.

CONTRACTOWNER ("YOU" OR "YOUR"). Unless changed by notice to us, the Contractowner is as stated in the application.

CONTRACT ANNIVERSARY. An anniversary of the date the Contract was issued.

CONTRACT YEAR. A one-year period commencing on either the date of issue or a Contract Anniversary.

DEFERRED ANNUITY CONTRACT. A Contract in which annuity payments commence at some future date.

ELIGIBLE PORTFOLIO. A Portfolio which corresponds to a subaccount.

FIDELITY FUNDS. Variable Insurance Products Fund and Variable Insurance Products Fund II and Variable Insurance Products Fund III.

FIXED ACCOUNT. A part of our General Account which will accumulate interest at a fixed rate.

GENERAL ACCOUNT. All of our assets except those segregated in separate accounts.

IMMEDIATE ANNUITY. A Contract which provides immediate annuity payments.

NON-QUALIFIED CONTRACT. A Contract issued in connection with a retirement plan that does not receive favorable tax treatment under the Internal Revenue Code.

PORTFOLIO. A series of a mutual fund designed to meet specified investment objectives.

Purchase Payment. A payment made to us during the Accumulation Period less any premium tax charges.

QUALIFIED CONTRACT. A Contract issued in connection with a retirement plan that receives favorable tax treatment under the Internal Revenue Code.

T. ROWE PRICE FUNDS. T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc.


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VALUATION DATE. Each day the New York Stock Exchange ("NYSE") is open for regular trading. A redemption, transfer or purchase can be made only on days that American National is open. American National will be open on every day of the NYSE is open except for the day after Thanksgiving and Christmas Eve Day.

VALUATION PERIOD. The close of business on any Valuation Date to the close of business on another.

VARIABLE ANNUITY. An annuity with payments that vary in dollar amount.




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INTRODUCTION

What is the Purpose of the Contracts?

The Contracts allow you to accumulate funds, on a tax-deferred basis, at rates that will increase or decline in value based on the performance of investments you choose. You should use the Contracts for retirement planning or other long-term goals.

What are my Investment Options?

You can invest your Purchase Payments in one or more of the following subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Eligible Portfolio:

 .  American National Money Market
 .  American National Growth
 .  American National Balanced
 .  American National Equity Income
 .  American National High Yield Bond
 .  American National International Stock
 .  American National Small-Cap/Mid-Cap
 .  American National Government Bond
 .  Fidelity Investment Grade Bond
 .  Fidelity Asset Manager
 .  Fidelity Index 500
 .  Fidelity Money Market
 .  Fidelity Equity-Income
 .  Fidelity High Income
 .  Fidelity Growth
 .  Fidelity Overseas
 .  Fidelity Contrafund
 .  Fidelity Asset Manager: Growth
 .  Fidelity Growth Opportunities
 .  Fidelity Growth and Income
 .  Fidelity Balanced
 .  Fidelity Mid Cap Growth
 .  T. Rowe Price Equity Income
 .  T. Rowe Price Mid-Cap Growth
 .  T. Rowe Price International Stock

Each such subaccount and corresponding Eligible Portfolio has its own investment objective. Some of the Eligible Portfolios have similar investment objectives. (See "The Funds" beginning on page 39.) There is no assurance that Eligible Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of your Contract value.

You can also invest in our Fixed Account.

HOW DO I PURCHASE A CONTRACT?

You can purchase a Contract by completing an application and paying the minimum Purchase Payment to our home office. The minimum and maximum amounts of Purchase Payments vary depending upon the type of Contract purchased. (See "Contract Application and Purchase Payments," page 24.)

For a limited time, usually ten days after you receive your Contract, you can return the Contract to our home office and receive a refund. (See "Contract Application and Purchase Payments" on page 24.)

The contracts are not available in some states. You should rely only on the information contained or incorporated by reference in this prospectus. We have not authorized anyone to provide you with information that is different.

HOW DO I ALLOCATE PURCHASE PAYMENTS?

You can allocate your Purchase Payments among the 25 currently available subaccounts and the Fixed Account. You cannot allocate less than 10% of a Purchase Payment to any one investment option.


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CAN I TRANSFER AMOUNTS BETWEEN THE INVESTMENT ALTERNATIVES?

You can make transfers between subaccounts and to our Fixed Account at any time. Transfers from our Fixed Account before the Annuity Date are limited. (See "Transfers Before Annuity Date" on page 26 for additional limitations.) Transfers from our Fixed Account after the Annuity Date are not permitted. (See "Allocation of Benefits" on page 35 for additional limitations.)

Before the Annuity Date, the first twelve transfers each Contract Year among the subaccounts or the Fixed Account are free. Additional transfers will be subject to a $10.00 exchange fee. Transfers after the Annuity Date are unlimited and free.

You should periodically review your allocations among the subaccounts and the Fixed Account to make sure they fit your current situation and financial goals.

You can make allocation changes in writing or during our normal business hours by telephone if a telephone authorization form is on file with us. We will employ reasonable procedures to confirm that telephone instructions are genuine. If we allow telephone requests, we will employ reasonable procedures to determine that telephone transactions are genuine. These procedures may include requiring callers to identify themselves and the policy owner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information. There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine. We may record telephone requests. We cannot guarantee that we will be available to accept telephone transfer instructions. The contracts are first and foremost annuity policies, designed for retirement or other long-term financial planning, and are not designed for or appropriate for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to an underlying portfolio and harmful to other policy owners invested in the portfolio. We therefore reserve the right to reject any transfer request (or premium payment) from any person if, in our judgment, an underlying portfolio or other policy owners would potentially be adversely affected or if an underlying portfolio objects to or would reject our transaction order. We may impose severe restrictions on transfers or even prohibit them for particular policy owners who, in our view, have abused or appear likely to abuse the transfer privilege.

WHAT ARE THE DEATH BENEFITS UNDER THE CONTRACTS?

If you or the Annuitant die before the Annuity Date, the death benefit for Deferred Annuity Contracts will be at least the amount of the Accumulation Value less policy debt on the date notice of death is received at our home office. The death benefit may be more. (See "Death Benefit Before Annuity Date" on page 33.)

Policy debt is the amount of all unpaid policy loans plus accrued interest.

For the Immediate Annuity Contract, and after the Annuity Date for Deferred Annuity Contracts, death benefits, if any, depend upon the annuity option selected. (See "Annuity Options" at page 35.)

CAN I GET MY MONEY IF I NEED IT?

By written request to us, you can withdraw all or part of your Accumulation Value at any time before the Annuity Date. Such withdrawal may be subject to a Surrender Charge, an IRS penalty tax and income tax. If your contract was purchased in connection with a retirement plan, such withdrawal may also be subject to plan


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restrictions. Withdrawals from Contracts qualified under Section 403(b) of the
Internal Revenue Code may be restricted. (See "Taxation of Qualified Contracts" under "Federal Tax Matters" at page 45.)

You can also make policy loans in Qualified Deferred Annuity Contracts. (See "Policy Loans in Qualified Deferred Annuity Contracts" on page 31.)

HOW CAN I RECEIVE ANNUITY PAYMENTS?

You can choose from a number of annuity payment options, which include

 .  monthly payments for a number of years
 .  payments for life
 .  payments made jointly

You can also choose to receive your Annuity Payments on a fixed or variable basis. Variable payments will increase or decrease based on the investment performance of the Eligible Portfolios and the declared rate paid by us on our Fixed Account. (See "Annuity Options," page 35.)

WHAT ARE THE CHARGES AND DEDUCTIONS UNDER THE CONTRACT?

We do not currently deduct a sales charge when you purchase your Contract. We may deduct a surrender charge up to 7% of Purchase Payments withdrawn. We also charge a daily distribution expense charge to cover sales or distribution expenses not covered by surrender charges. Such expense charge equals, on an annual basis, 0.05% of the Contract's daily Accumulation Value.

You will also be charged an annual contract fee of $25 on Non-Qualified Contracts and $30 on Qualified Contracts.

We charge a daily amount equal, on an annual basis, a mortality and expense risk fee of 1.25% of the Contract's daily Accumulation Value to meet our death benefit obligations and to pay on expenses not covered by the annual contract fee.

We also charge a daily administration fee equal, on an annual basis, to 0.10% of the Contract's daily Accumulation Value.

Additional charges may be made by us for premium taxes when incurred.


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WHAT ARE THE TAX CONSEQUENCES ASSOCIATED WITH THE CONTRACTS?

You are generally required to pay taxes on amounts earned in a Non-Qualified Contract when they are withdrawn. When you take distributions or withdrawals from a deferred contract, taxable earning are considered to be paid out first, followed by the investment in the Contract. All or a portion of each annuity payment you receive under a Non-Qualified Contract will be taxable.

Distributions from a Contract are taxed as ordinary income. You may owe a 10% federal income tax penalty for distributions or withdrawals taken before age 59 1/2.

You generally are required to pay taxes on all amounts withdrawn from a Qualified Contract. Restrictions and penalties may apply to withdrawals from a Qualified Contract. (See "Federal Tax Matters," page 45.)

IF I HAVE QUESTIONS, WHERE CAN I GO?

If you have any questions about the Contracts, you can contact your registered representative or write us at P.O. Box 1893, Galveston, Texas 77553-1893 or call us at 1-800-306-2959.


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CONTRACTOWNER TRANSACTION EXPENSES

EXPENSES BEFORE THE ANNUITY DATE

The following table summarizes the charges we will make prior to the Annuity Date. The table also summarizes the fees and expenses of the Eligible Portfolios. You should consider this information with the information under the heading "Charges and Deductions Before Annuity Date" on page 27.

Sales Load as a Percentage of Purchase Payments  0%

DEFERRED SALES LOAD ("SURRENDER CHARGE")

 .  Free Withdrawal Amount

 In any Contract Year, you can withdraw the greater of (1) 10% of your Accumulation Value or (2) your Accumulation Value less total Purchase Payments free (the "Free Withdrawal Amount"). The portion of a withdrawal in excess of the Free Withdrawal Amount is a withdrawal of Purchase Payments and is subject to a Surrender Charge.

 When you make a withdrawal, we will divide such withdrawal by your Accumulation Value and convert such results into a percentage. We will reduce the first part of the formula for calculating the Free Withdrawal Amount (i.e., the 10% of Accumulation Value) by that percentage and will use the reduced percentage in the formula for calculating the Free Withdrawal Amount for additional withdrawals in that same Contract Year.

 .  Calculation of Surrender Charges

 Surrender Charges vary depending on the number of Contract Years since the Purchase Payment being withdrawn was paid, on a first paid, first withdrawn basis. The Surrender Charge will be deducted from your Accumulation Value, if sufficient. If your Accumulation Value is not sufficient, your withdrawal will be reduced accordingly. Surrender Charges will be a percentage of each Purchase Payment or portion thereof withdrawn as illustrated in the following table:

   CONTRACT YEARS SINCE
        PURCHASE                         APPLICABLE SURRENDER CHARGE
         PAYMENT                                   AS A
          MADE                                  PERCENTAGE
 -------------------------------------------------------------------------------
          1                                         7.0
          2                                         7.0
          3                                         6.0
          4                                         5.0
          5                                         4.0
          6                                         3.0
          7                                         2.0
          8 and thereafter                          0.0


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                                         NON-QUALIFIED          QUALIFIED
                                           ANNUITY               ANNUITY
- ------------------------------------------------------------------------------
EXCHANGE FEE                               $  10                  $  10
(THERE IS NO EXCHANGE FEE FOR
 THE FIRST 12 TRANSFERS)
ANNUAL CONTRACT FEE                        $  25                  $  30

SEPARATE ACCOUNT ANNUAL EXPENSES
(AS PERCENTAGE OF AVERAGE NET ASSETS)
Mortality Risk Fees                        0.80%                  0.80%
Expense Risk Fees                          0.45%                  0.45%
Administrative Asset Fees                  0.10%                  0.10%
Distribution Expense Charge                0.05%                  0.05%
Total Separate Account Annual Expenses     1.40%                  1.40%





                                              NON-QUALIFIED      QUALIFIED
                                              DEFERRED           DEFERRED
                                              ANNUITY            ANNUITY
- ---------------------------------------------------------------------------

American National Money Market
    Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after reimbursement * **	      0.34%          0.34%
Service Fee                                           0.25%          0.25%
Other Expenses                                        0.28%          0.28%
Total Portfolio Annual Expenses                       0.87%          0.87%

* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.03%.

American National Growth
    Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after reimbursement * **	      0.40%          0.40%
Service Fee	                                      0.25%          0.25%
Other Expenses                                        0.22%          0.22%
Total Portfolio Annual Expenses	                      0.87%          0.87%

*Without reimbursement, other expenses would have been 0.42% and the total portfolio annual expense would have been 0.92%.

American National Balanced Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after reimbursement * **	      0.33%          0.33%
Service Fee                                           0.25%          0.25%
Other Expenses                                        0.32%          0.32%
Total Portfolio Annual Expenses                       0.90%          0.90%

* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.07%.



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American National Equity Income Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after	                              0.50%          0.50%
Service Fee                                           0.25%          0.25%
Other Expenses                                        0.15%          0.15%
Total Portfolio Annual Expenses                       0.90%          0.90%

American National High Yield Bond Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after reimbursement * **	      0.55%          0.55%
Service Fee                                           0.25%          0.25%
Other Expenses                                        0.13%          0.13%
Total Portfolio Annual Expenses                       0.93%          0.93%

* With reimbursement, management fees were 0.42% and the total portfolio annual expense were 0.80%.

American National International Stock Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after reimbursement * **	      0.75%          0.75%
Service Fee                                           0.25%          0.25%
Other Expenses                                        0.54%          0.54%
Total Portfolio Annual Expenses                       1.54%          1.54%

* With reimbursement, management fees were 0.31% and the total portfolio annual expense were 1.10%.

American National Small-Cap/Mid-Cap Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after reimbursement * **	      1.25%          1.25%
Service Fee*                                          0.25%          0.25%
Other Expenses                                        1.32%          1.32%
Total Portfolio Annual Expenses                       2.82%          2.82%

* With reimbursement, management fees were 0.00%, service fees 0.18% and the total portfolio annual expense were 1.50%.

American National Government Bond Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after reimbursement * **	      0.50%          0.50%
Service Fee                                           0.25%          0.25%
Other Expenses                                        0.29%          0.29%
Total Portfolio Annual Expenses                       1.04%          1.04%

* With reimbursement, management fees were 0.10% and the total portfolio annual expense would have been 0.64%.

** Under its Administrative Service Agreement with American National Investment Accounts, Inc., Securities Management and Research, Inc. ("SM&R"), the fund's Investment Adviser and Manager, has agreed to pay (or to reimburse each Portfolio for) each Portfolio's expenses (including the advisory fee and administrative service fee paid to SM&R, but exclusive of interest, commissions and other expenses incidental to portfolio transactions) in excess of 1.50% per year of such Portfolio's average daily net assets. In addition, SM&R has entered into a separate undertaking with the fund effective May 1, 1994 until April 30, 2002, pursuant to which SM&R has agreed to reimburse the American National Money Market Portfolio and the American National Growth Portfolio for expenses in excess of 0.87%; the American National Balanced Portfolio for expenses in excess of 0.90% and the American National Government Bond Portfolio and American National High Yield Bond Portfolio for expenses in excess of 0.80%;the American National Equity Income Portfolio for expenses in excess of 0.92%;the American National International Stock Portfolio for expenses in excess of1.10%; the American National Small-Cap/Mid Cap Portfolio for expenses in excess of 1.50 of each of such Portfolios' average daily net assets during such period.SM&R is under no obligation to renew this undertaking for any Portfolio at the end of such period.

FIDELITY INVESTMENT GRADE BOND PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                       0.43%          0.43%
Other Expenses                                        0.11%          0.11%
Total Portfolio  Annual Expenses                      0.54%          0.54%

FIDELITY ASSET MANAGER PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                       0.53%          0.53%
Other Expenses                                        0.11%          0.11%
Total Portfolio Annual Expenses                       0.64%          0.64%

     Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including this reimbursement, the annual class operating expenses were 0.63%

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FIDELITY INDEX 500 PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                       0.24%          0.24%
Other Expenses                                        0.11%          0.11%
Total Portfolio Annual Expenses*                      0.35%          0.35%

*The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement may be discontinued by FMR at anytime. Including reimbursement,the management fee, other expenses and total annual expenses in 2001 were 0.24%,0.04% and 0.28%, respectively.


FIDELITY MONEY MARKET PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                       0.18%          0.18%
Other Expenses                                        0.10%          0.10%
Total Portfolio Annual Expenses*                      0.28%          0.28%


FIDELITY EQUITY-INCOME PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                       0.48%          0.48%
Other Expenses                                        0.10%          0.10%
Total Portfolio Annual Expenses*                      0.58%          0.58%

     *Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including this reimbursement, the annual class operating expenses were 0.57%

FIDELITY HIGH INCOME PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                       0.58%          0.58%
Other Expenses                                        0.13%          0.13%
Total Portfolio Annual Expenses                       0.71%          0.71%

     *Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including this reimbursement, the annual class operating expenses were 0.70%


FIDELITY GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                       0.58%          0.58%
Other Expenses                                        0.10%          0.10%
Total Portfolio Annual Expenses*                      0.68%          0.68%

     *Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including this reimbursement, the annual class operating expenses were 0.65%

FIDELITY OVERSEAS PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                       0.73%          0.73%
Other Expenses                                        0.19%          0.19%
Total Portfolio Annual Expenses*                      0.92%          0.92%

     *Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including this reimbursement, the annual class operating expenses were 0.87%

FIDELITY CONTRAFUND PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                       0.58%          0.58%
Other Expenses                                        0.10%          0.10%
Total Portfolio Annual Expenses*                      0.68%          0.68%

    *Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including this reimbursement, the annual class operating expenses were 0.64%

FIDELITY ASSET MANAGER: GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                       0.58%          0.58%
Other Expenses                                        0.15%          0.15%
Total Portfolio  Annual Expenses*                     0.73%          0.73%
*Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including this reimbursement, the annual class operating expenses were 0.72%

FIDELITY GROWTH OPPORTUNITIES PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                       0.58%          0.58%
Other Expenses                                        0.11%          0.11%
Total Portfolio  Annual Expenses*                     0.69%          0.69%
*Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including this reimbursement, the annual class operating expenses were 0.67%

FIDELITY GROWTH AND INCOME PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                       0.48%          0.48%
Other Expenses                                        0.10%          0.10%
Total Portfolio  Annual Expenses*                     0.58%          0.58%
*Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including this reimbursement, the annual class operating expenses were 0.56%

FIDELITY BALANCED PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                       0.43%          0.43%
Other Expenses                                        0.14%          0.14%
Total Portfolio  Annual Expenses*                     0.57%          0.57%
*Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including this reimbursement, the annual class operating expenses were 0.55%

FIDELITY MID CAP ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                       0.58%          0.58%
Other Expenses                                        0.11%          0.11%
Total Portfolio  Annual Expenses*                     0.69%          0.69%

      *Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including this reimbursement, the annual class operating expenses were 0.62%

T. Rowe Price Equity Income Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                       0.85%          0.85%
Other Expenses                                        0.00%          0.00%
Total Portfolio Annual Expenses*                      0.85%          0.85%

T. Rowe Price International Stock Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                       1.05%          1.05%
Other Expenses                                        0.00%          0.00%
Total Portfolio Annual Expenses*                      1.05%          1.05%

T. Rowe Price Mid-Cap Growth Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees                                       0.85%          0.85%
Other Expenses                                        0.00%          0.00%
Total Portfolio Annual Expenses*                      0.85%          0.85%


EXPENSES DURING THE ANNUITY PERIOD

During the Annuity Period, we will charge the Separate Account a mortality risk fee of .80% and expense risk fee of .45%. We will also charge the Separate Account with the expenses of the Eligible Portfolios shown on previous pages in which you have invested. At the time you purchase the Immediate Annuity Contract, you will be charged a $100 Contract fee. No other fees or expenses are charged against the Contracts during the Annuity Period.

EXAMPLE: NON-QUALIFIED DEFERRED ANNUITY CONTRACT

If you surrender your Deferred Annuity Contract at the end of the applicable time period:

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                     1       3       5     10
FUND                                              YEAR   YEARS   YEARS   YEARS
- -----------------------------------------------------------------------------
American National Growth                           88      132     165     268
American National Equity Income                    89      133     167     271
American National Balanced                         89      133     167     271
American National Money Market                     88      132     165     268
American National High Yield Bond                  88      130     162     261
American National International Stock              91      138     177     291
American National Small/Mid Cap                    94      149     196     330
American National Government Bond                  86      125     154     245
Fidelity Money Market                              83      115     135     207
Fidelity High Income                               87      127     157     252
Fidelity Equity-Income                             86      123     151     239
Fidelity Growth                                    87      126     156     249
Fidelity Overseas                                  89      133     168     273
Fidelity Investment Grade Bond                     85      122     149     235
Fidelity Asset Manager                             86      125     154     245
Fidelity Index 500                                 84      117     139     214
Fidelity Contrafund                                87      126     156     249
Fidelity Asset Manager: Growth                     87      128     158     254
Fidelity Growth Opportunity.                       87      127     156     250
Fidelity Mid Cap Portfolio                         87      127     156     250
Fidelity Balanced                                  86      123     150     238
Fidelity Growth & Income                           86      123     151     239
T. Rowe Equity Income                              88      131     164     266
T. Rowe International Stock                        90      137     174     286
T. Rowe Mid Cap Growth                             88      131     164     266

If you do not surrender your Deferred Annuity Contract or annuitize your Deferred Annuity Contract:
You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:



                                                   1       3       5    10
FUND                                              YEAR   YEARS   YEARS   YEARS

American National Growth                           24      73      125    268
American National Equity Income                    24      74      127    271
American National Balanced                         24      74      127    271
American National Money Market                     24      73      125    268
American National High Yield Bond                  23      71      122    261
American National International Stock              26      80      137    291
American National Small/Mid Cap                    30      92      157    330
American National Government Bond                  21      66      114    245
Fidelity Money Market                              18      55      95     207
Fidelity High Income                               22      68      117    252
Fidelity Equity-Income                             21      64      111    239
Fidelity Growth                                    22      68      116    249
Fidelity Overseas                                  24      75      128    273
Fidelity Investment Grade Bond                     20      63      109    235
Fidelity Asset Manager                             21      66      114    245
Fidelity Index 500                                 19      57      99     214
Fidelity Contrafund                                22      68      116    249
Fidelity Asset Manager: Growth                     22      69      118    254
Fidelity Growth Opportunity.                       22      68      116    250
Fidelity Mid Cap Portfolio                         22      68      116    250
Fidelity Balanced                                  21      64      110    238
Fidelity Growth & Income                           21      64      111    239
T. Rowe Equity Income                              24      73      124    266
T. Rowe International Stock                        26      79      134    286
T. Rowe Mid Cap Growth                             24      73      124    266

EXAMPLE: QUALIFIED DEFERRED ANNUITY CONTRACT

If you surrender your Deferred Annuity Contract at the end of the applicable time period:

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:



                                                     1       3       5    10
FUND                                              YEAR   YEARS   YEARS   YEARS

American National Growth                           89      133     168    273
American National Equity Income                    89      134     169    276
American National Balanced                         89      134     169    276
American National Money Market                     89      133     168    273
American National High Yield Bond                  88      131     164    266
American National International Stock              91      140     179    296
American National Small/Mid Cap                    95      151     199    334
American National Government Bond                  87      127     156    250
Fidelity Money Market                              83      116     138    212
Fidelity High Income                               87      129     160    257
FidelityEquity-Income                              86      125     153    244
Fidelity Growth                                    87      128     158    254
Fidelity Overseas                                  89      134     170    278
Fidelity Investment Grade Bond                     86      124     151    240
Fidelity Asset Manager                             87      127     156    250
Fidelity Index 500                                 84      118     141    220
Fidelity Contrafund                                87      128     158    254
Fidelity Asset Manager: Growth                     88      129     161    259
Fidelity Growth Opportunity.                       87      128     159    255
Fidelity Mid Cap Portfolio                         87      128     159    255
Fidelity Balanced                                  86      125     153    243
Fidelity Growth & Income                           86      125     153    244
T. Rowe Equity Income                              89      132     167    271
T. Rowe International Stock                        91      138     177    291
T. Rowe Mid-Cap Growth                             89      132     167    271

If you do not surrender your Deferred Annuity Contract or annuitize your Deferred Annuity Contract:

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:



                                                     1       3       5    10
FUND                                              YEAR   YEARS   YEARS   YEARS

American National Growth                            24      75     128     273
American National Equity Income                     25      76     129     276
American National Balanced                          25      76     129     276
American National Money Market                      24      75     128     273
American National High Yield Bond                   24      73     124     266
American National International Stock               27      82     139     296
American National Small/Mid Cap                     31      93     159     334
American National Government Bond                   22      68     116     250
Fidelity Money Market                               18      57      98     212
Fidelity High Income                                23      70     120     257
FidelityEquity-Income                               21      66     113     244
Fidelity Growth                                     22      69     118     254
Fidelity Overseas                                   25      76     130     278
Fidelity Investment Grade Bond                      21      65     111     240
Fidelity Asset Manager                              22      68     116     250
Fidelity Index 500                                  19      59     101     220
Fidelity Contrafund                                 22      69     118     254
Fidelity Asset Manager: Growth                      23      71     121     259
Fidelity Growth Opportunity                         22      69     119     255
Fidelity Mid Cap Portfolio                          22      69     119     255
Fidelity Balanced                                   21      66     113     243
Fidelity Growth & Income                            21      66     113     244
T. Rowe Equity Income                               24      74     127     271
T. Rowe International Stock                         26      80     137     291
T. Rowe Mid-Cap Growth                              24      74     127     271




You should not consider the examples as representative of past or future expenses. The examples do not include the deduction of any state premium taxes assessed.

The purpose of the preceding table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account and the Eligible Portfolios. The expenses shown above for the Eligible Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account's assets or reductions from Accumulation Value. These expenses are taken into consideration in computing each portfolio's net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of an Eligible Portfolio. Annual Contract fees are deducted pro rata from each subaccount and our Fixed Account. For a more complete description of the various costs and expenses of the American National Fund, the Fidelity Funds and the T. Rowe Price Funds, see their Prospectuses.

ACCUMULATION UNIT VALUES
(For an accumulation unit outstanding throughout the period)


YEAR ENDED DECEMBER 31,
INDIVIDUAL CONTRACTS IN THE ACCUMULATION PERIOD          2001            2000         1999         1998         1997
- ----------------------------------------------------------------------------------------------------------------
AMERICAN NATIONAL GROWTH PORTFOLIO
Accumulation unit value at beginning of period         $2.201      $    2.297   $    2.026   $    1.731   $    1.456
Accumulation unit value at end of period               $1.821      $    2.201   $    2.297   $    2.026   $    1.731
Number of accumulation units outstanding at
  end of period                                      1,866,472      2,050,668    2,015,376    1,996,018    1,622,115
AMERICAN NATIONAL MONEY MARKET PORTFOLIO
Accumulation unit value at beginning of period         $1.224      $    1.170   $    1.137   $    1.101   $    1.066
Accumulation unit value at end of period               $1.239      $    1.224   $    1.170   $    1.137   $    1.101
Number of accumulation units outstanding at
end of period                                         137,422         133,110      213,611      170,623      195,843
AMERICAN NATIONAL BALANCED PORTFOLIO
Accumulation unit value at beginning of period         $1.848      $    1.799   $    1.689   $    1.469   $    1.254
Accumulation unit value at end of period               $1.740      $    1.848   $    1.799   $    1.689   $    1.469
Number of accumulation units outstanding at
  end of period                                       878,877         872,805      890,629      948,987      558,223
AMERICAN NATIONAL EQUITY INCOME PORTFOLIO
Accumulation unit value at beginning of period         $2.565      $    2.322   $    2.011   $    1.758   $    1.458
Accumulation unit value at end of period               $2.232      $    2.565   $    2.322   $    2.011   $    1.758
Number of accumulation units outstanding at
  end of period                                     2,500,728       2,533,343    2,578,359    2,650,679    1,937,161
AMERICAN NATIONAL SMALL CAP/
MID CAP PORTFOLIO
Accumulation unit value at beginning of period         $0.625      $    0.000   $       --   $       --   $       --
Accumulation unit value at end of period               $0.280      $    0.625   $       --   $       --   $       --
Number of accumulation units outstanding at
  end of period                                       231,454           9,205           --           --           --
AMERICAN NATIONAL GOVERNMENT
BOND PORTFOLIO
Accumulation unit value at beginning of period         $1.012      $    0.000   $       --   $       --   $       --
Accumulation unit value at end of period               $1.074      $    1.012   $       --   $       --   $       --
Number of accumulation units outstanding at
  end of period                                        33,462             347           --           --           --
AMERICAN NATIONAL HIGH YIELD
Accumulation unit value at beginning of period             $0
Accumulation unit value at end of period                   $1
Number of accumulation units outstanding at
  end of period                                         1,666
AMERICAN NATIONAL INTERNATIONAL
Accumulation unit value at beginning of period             $0
Accumulation unit value at end of period               $0.809
Number of accumulation units outstanding at
  end of period                                           141
FIDELITY VIPII INVESTMENT GRADE BOND
Accumulation unit value at beginning of period         $1.453      $    1.325   $    1.357   $    1.263   $    1.176
Accumulation unit value at end of period               $1.554      $    1.453   $    1.325   $    1.357   $    1.263
Number of accumulation units outstanding at
  end of period                                       274,976         314,906      711,878      353,787       93,192
FIDELITY VIPII ASSET MANAGER
Accumulation unit value at beginning of period         $1.790      $    1.889   $    1.724   $    1.518   $    1.278
Accumulation unit value at end of period               $1.693      $    1.790   $    1.889   $    1.724   $    1.518
Number of accumulation units outstanding at
  end of period                                       446,607         548,094      765,953      721,338      602,425
FIDELITY VIPII INDEX 500
Accumulation unit value at beginning of period         $2.900      $    3.242   $    2.727   $    2.154   $    1.649
Accumulation unit value at end of period               $2.514      $    2.900   $    3.242   $    2.727   $    2.154
Number of accumulation units outstanding at
  end of period                                     2,020,535       2,395,431    2,527,478    2,288,624    1,753,242

                                                                                        YEAR ENDED DECEMBER 31,
INDIVIDUAL CONTRACTS IN THE ACCUMULATION PERIOD          2001            2000         1999         1998         1997
- -----------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET
Accumulation unit value at beginning of period         $1.275      $    1.216   $    1.172   $    1.127   $    1.087
Accumulation unit value at end of period               $1.310      $    1.275   $    1.216   $    1.172   $    1.127
Number of accumulation units outstanding at
  end of period                                       493,494         552,357      536,318      518,157      774,056
FIDELITY VIP EQUITY INCOME FUND
Accumulation unit value at beginning of period         $2.305      $    2.154   $    2.054   $    1.869   $    1.482
Accumulation unit value at end of period               $1.053      $    2.305   $    2.154   $    2.054   $    1.869
Number of accumulation units outstanding at
  end of period                                        72,467       1,493,243    2,016,674    2,141,973    1,805,034
FIDELITY VIP HIGH INCOME FUND
Accumulation unit value at beginning of period         $1.191      $    1.558   $    1.460   $    1.546   $    1.334
Accumulation unit value at end of period               $1.038      $    1.191   $    1.558   $    1.460   $    1.546
Number of accumulation units outstanding at
  end of period                                       276,690         285,725      321,774      390,295      365,784
FIDELITY VIP GROWTH
Accumulation unit value at beginning of period         $3.011      $    3.432   $    2.532   $    1.840   $    1.513
Accumulation unit value at end of period               $2.447      $    3.011   $    3.432   $    2.532   $    1.840
Number of accumulation units outstanding at
  end of period                                       1,501,5       1,709,997    1,679,378    1,515,237    1,263,215
FIDELITY VIP OVERSEAS
Accumulation unit value at beginning of period         $1.243      $    2.008   $    1.427   $    1.283   $    1.167
Accumulation unit value at end of period               $1.599      $    1.599   $    2.008   $    1.427   $    1.283
Number of accumulation units outstanding at
  end of period                                       328,521         308,509      309,080      287,821      233,047
FIDELITY VIPII CONTRA FUND
Accumulation unit value at beginning of period         $2.076      $    2.607   $    2.126   $    1.657   $    1.355
Accumulation unit value at end of period               $2.400      $    2.400   $    2.607   $    2.126   $    1.657
Number of accumulation units outstanding at
  end of period                                       1,026,9       1,059,625    1,120,743    1,048,709      748,156
FIDELITY VIPII ASSET MANAGER GROWTH
Accumulation unit value at beginning of period         $1.546      $    1.961   $    1.725   $    1.487   $    1.207
Accumulation unit value at end of period               $1.693      $    1.693   $    1.961   $    1.725   $    1.487
Number of accumulation units outstanding at
  end of period                                       255,446         335,190      386,395      449,243      441,436
FIDELITY VIPIII BALANCED
Accumulation unit value at beginning of period         $0.915      $    1.004   $    0.000   $       --   $       --
Accumulation unit value at end of period               $0.948      $    0.948   $    1.004   $       --   $       --
Number of accumulation units outstanding at
  end of period                                        47,473          38,248       50,828           --           --
FIDELITY VIPIII GROWTH OPPORTUNITIES
Accumulation unit value at beginning of period         $0.681      $    0.984   $    0.000   $       --   $       --
Accumulation unit value at end of period               $0.807      $    0.807   $    0.984   $       --   $       --
Number of accumulation units outstanding at
  end of period                                        54,697          40,319        4,092           --           --
FIDELITY VIPIII GROWTH & INCOME
Accumulation unit value at beginning of period         $0.868      $    1.019   $    0.000   $       --   $       --
Accumulation unit value at end of period               $0.969      $    0.969   $    1.019   $       --   $       --
Number of accumulation units outstanding at
  end of period                                       106,154          92,911       18,264           --           --

                                                                         YEAR ENDED DECEMBER 31,
INDIVIDUAL CONTRACTS IN THE ACCUMULATION PERIOD          2001            2000      1999      1998      1997
- ------------------------------------------------------------------------------------------------------
FIDELITY VIPIII MID CAP GROWTH
Accumulation unit value at beginning of period         $1.599        $  1.215   $ 0.000   $    --   $    --
Accumulation unit value at end of period               $1.185        $  1.599   $ 1.215   $    --   $    --
Number of accumulation units outstanding at
  end of period                                       184,935         379,247     3,005        --        --
T. ROWE PRICE EQUITY INCOME
Accumulation unit value at beginning of period         $1.053        $  0.939   $ 0.000   $    --   $    --
Accumulation unit value at end of period               $1.053        $  1.053   $ 0.939   $    --   $    --
Number of accumulation units outstanding at
  end of period                                        72,467             770     1,759        --        --
T. ROWE PRICE INTERNATIONAL STOCK
Accumulation unit value at beginning of period         $0.876        $  1.080   $ 0.000   $    --   $    --
Accumulation unit value at end of period               $0.672        $  0.876   $ 1.080   $    --   $    --
Number of accumulation units outstanding at
  end of period                                        13,907           8,683        29        --        --
T. ROWE PRICE MID-CAP GROWTH
Accumulation unit value at beginning of period         $1.212        $  1.144   $ 0.000   $    --   $    --
Accumulation unit value at end of period               $1.185        $  1.212   $ 1.144   $    --   $    --
Number of accumulation units outstanding at
  end of period                                       184,935          39,115       722        --        --

CONTRACTS

TYPES OF CONTRACTS

This Prospectus offers the following two types of Contracts:

 . DEFERRED ANNUITY CONTRACT - Provides for annuity payments to commence at a future date. You can choose to vary your Purchase Payments or pay a single Purchase Payment. Deferred annuity contracts can be either Qualified or Non-Qualified.

 . IMMEDIATE ANNUITY CONTRACT - Provides for annuity payments to commence immediately. You can only purchase this type of Contract by making a single Purchase Payment.

Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact Us for specific information that may be applicable to your state.

CONTRACT APPLICATION AND PURCHASE PAYMENTS

To purchase a Contract, you must complete an application and send the minimum Purchase Payment to our home office. (See "Allocation of Purchase Payments", page 25.) If your application cannot be processed within five days after receipt, we will request your permission to retain the payment until the completed application is received. If the application is not completed, and we do not receive such permission within five days after receipt of the payment, we will return your payment. We will credit your initial Purchase Payment to the Contract within two business days after a completed application is received at our home office.

You have a "free look" period during which you can return the Contract to our home office and get a refund. The refund will equal the greater of (1) all of your Purchase Payments or (2) Accumulation Value plus charges deducted by us during such period. The "free look" period is established by state law and generally runs ten days after you receive a Contract. We require that Purchase Payments received by us during the 15-day period after the Date of Issue be allocated to the Fidelity Money Market Portfolio. Thereafter, amounts allocated to such subaccount and Purchase Payments paid are allocated as directed by you. No Surrender Charges are assessed on refunds.

Unless changed by us, Deferred Annuity Contracts require the following minimum Purchase Payments:

 . Flexible Purchase Payment Deferred Annuity Contracts - $100 minimum initial and subsequent Purchase Payments

 . Single Purchase Payment Deferred Annuity Contracts - $5,000 minimum single payment

 .  Immediate Annuity Contracts - $2,000 minimum initial investment

   Without our approval, the maximum Purchase Payment under a Deferred Annuity Contract is $1,000,000.

You can make Purchase Payments in a Flexible Purchase Payment Deferred Annuity Contract at such intervals as you desire. You can change the frequency of your Purchase Payments. If you stop making Purchase Payments, you may resume such payments at any time before the Annuity Date.

The number of changes permitted and the maximum payments allowed under the Internal Revenue Code for Qualified Contracts vary depending on the type of Plan. Failure to comply with those limitations may subject the Contract to adverse tax treatment.

ALLOCATION OF PURCHASE PAYMENTS

After the "free look" period, your Purchase Payments will be allocated to the subaccounts and the Fixed Account according to your instructions in the application. You can change these allocations at any time by written instruction to our home office or by telephone, if a properly completed telephone transfer authorization form is on file with us.

CREDITING OF ACCUMULATION UNITS

Before the Annuity Date, Purchase Payments will be used to purchase Accumulation Units in subaccounts and be allocated to the Fixed Account as you have instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allocated to a subaccount by the Accumulation Unit value for that subaccount computed following such allocation.

ALLOCATION OF CHARGES AND OTHER DEDUCTIONS TO THE SUBACCOUNTS AND THE FIXED ACCOUNT

Unless you allocated differently, deductions from the subaccounts and the Fixed Account will be made, pro rata, to the extent necessary for us to

 .  collect charges
 .  pay surrender value
 .  secure policy loans
 .  provide benefits

We will immediately reinvest dividends and capital gain distributions received from an Eligible Portfolio at net asset value in shares of that Eligible Portfolio.

DETERMINING ACCUMULATION UNIT VALUES

The Accumulation Unit value of each subaccount reflects the investment performance of that subaccount. We calculate Accumulation Unit value on each Valuation Date by:

 .  multiplying the per share net asset value of the corresponding Eligible
   Portfolio by the number of shares held by the subaccount, after the purchase or redemption of any shares on the Valuation Date;

 . subtracting a charge for the administrative fee, distribution expense charge and the mortality and expense risk fee for that subaccount; and

.. dividing by the number of units held in the subaccount on the Valuation Date, before the purchase or redemption of any units on that date.

We will calculate the Accumulation Unit Value for each subaccount at the end of each Valuation Period. Investment performance of the Eligible Portfolios will increase or decrease the Accumulation Unit Value for each subaccount, the Eligible Portfolio expenses and the deduction of certain charges by us affect the Accumulation Unit Value for each subaccount.

TRANSFERS BEFORE ANNUITY DATE

You can make transfers among the subaccounts and the Fixed Account subject to the following restrictions:

 . Transfers from subaccounts must be at least $250 or the balance of the subaccount if less.

 .  A subaccount must have a balance of at least $100 after a transfer.

 .  Transfers from the Fixed Account can only be made during the first thirty
   (30) days of each Contract Year and cannot exceed the greater of (1) 25% of the amount in the Fixed Account or (2) $1,000.

 . The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer. (See "Exchange Fee," page 29.)


We will make transfers and determine values on the later of (1) the date designated in your request or (2) the end of the Valuation Period in which your transfer request is received.

Transfers resulting from policy loans will not be subject to a transfer charge. In addition, such policy loans will not be counted for purposes of the limitation on the number of free transfers allowed in each Contract Year.

We may revoke or modify the transfer privilege. For a discussion of transfers after the Annuity Date, see "Allocation of Benefits" at page 35.

CHARGES AND DEDUCTIONS

CHARGES AND DEDUCTIONS BEFORE ANNUITY DATE

SURRENDER CHARGE

Since no sales charge is deducted from your Purchase Payments, a Surrender Charge may be imposed on withdrawals to cover expenses of distributing the Contracts. (See "Deferred Sales Load [`Surrender Charge'] on page 11.)

When you make a withdrawal, we will divide such withdrawal by your Accumulation Value and convert such result into a percentage. Assume you have $40,000 Accumulation Value, $38,000 of which represents total Purchase Payments and $2,000 of which represents Accumulation Value less total Purchase Payments.

  _ Example 1 - Assume you want to withdraw $7,000. You can withdraw the greater of (1) 10% of your $40,000 Accumulation Value or (2) Accumulation Value minus total Purchase Payments with no Surrender Charge. Since 10% of your Accumulation Value, $4,000, is greater than Accumulation Value minus total Purchase Payments, $2,000, your Free Withdrawal Amount will be your $4,000. Accordingly, $4,000 of your withdrawal will be free of surrender charge. The remaining $3,000 is a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

  _ Example 2 - Assume you have made a $3,000 withdrawal and want to make an additional $5,000 withdrawal in the same Contract Year. The first withdrawal would have been free because it was less than the Free Withdrawal Amount. However, such withdrawal would have utilized a portion of the Free Withdrawal Amount available in that Contract Year. The first part of the formula for calculating the Free Withdrawal Amount will be reduced by 7.5%, which is the percentage the first surrender was of your Accumulation Value at that time. If there have been no additional Purchase Payments or increases in the amount by which your Accumulation Value exceeds your total Purchase Payments since the first withdrawal, the Free Withdrawal Amount for the second withdrawal will be the greater of (1) 2.5% of your Accumulation Value, which is $925.00 or (2) Accumulation Value minus total Purchase Payments, which is zero (0). Accordingly, $925 of your second withdrawal will be free of surrender charge. The remaining $4,075 will be a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

Even if your Accumulation Value is less than the total of your Purchase Payments, your Surrender Charge for a full surrender will be based upon the total of your Purchase Payments. Assume that you have $30,000 Accumulation Value, but you have paid $38,000 in Purchase Payments. On a full surrender, you can still withdraw 10% of your Accumulation Value, or $3,000, without a Surrender Charge; however, the applicable Surrender Charge percentage would then be applied to the total Purchase Payments less the free withdrawal amount, or $35,000, not the $30,000 in Accumulation Value.

OTHER CHARGES

Your Contract is subject to certain other charges:

 .  Administrative Charges

  _ An annual contract fee charged at the end of each Contract Year. The fee for Non-Qualified Deferred Annuity Contracts is $25. The fee for Qualified Deferred Annuity Contracts is $30. If a Contract is fully surrendered, a pro rata portion of the fee will be deducted.

  _ An administrative asset fee charged daily in Deferred Annuity Contracts at an annual rate of 0.10%.

These fees are designed to reimburse us for the cost of administration and are not intended to produce a profit.

  _   Premium Taxes

      Premium taxes (which presently range from 0% to 3.5%) will be deducted if assessed.

  _   Mortality and Expense Risk Fee

      Annuity payments will not decrease because of adverse mortality experience of annuitants as a class or increases in our actual expenses over expense charges. We assume the risks that Annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that fees may not be sufficient to cover our actual costs. In assuming these risks, we agree to make annuity payments to the Annuitant or other payee for as long as he or she may live. In addition, we are at risk for the death benefits payable under the Contracts, to the extent that the death benefit exceeds the Accumulation Value.

      For our promises to accept these risks, a 1.25% per annum mortality and expense risk fee will be assessed daily against the Separate Account. Although we could realize a gain or a loss from such fees depending on the mortality experienced and expenses actually incurred, we expect to profit from this charge. We may use such profit for any proper purpose, including distribution expenses.

 .  Distribution Expense Charge

   A distribution expense charge is assessed daily to each subaccount to partially compensate us for the risk that surrender charges may be insufficient to cover the costs of distributing the Contracts. The distribution expense charge is 0.05% annually. If the distribution expense charge is insufficient to cover the actual expenses, we will bear the loss or use any gain or profit available from other charges to cover such loss. If the charge is more than sufficient, the excess will be a profit to us.

 .  Charges for Taxes

   None at present. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account and the Fixed Account. We would not realize a profit on such charges.

 .  Exchange Fee

   A $10.00 exchange fee is charged for transfers among the subaccounts and Fixed Account after twelve transfers per Contract Year. Such fee compensates us for the costs of effecting the transfers. We do not expect to make a profit from the exchange fee. The exchange fee will be deducted from the amount transferred. No fee is imposed on transfers as a result of policy loans. There is no charge for one transfer from the Fixed Account permitted each contract year.

DEDUCTION OF FEES

Deductions for annual fees will be prorated among the subaccounts and the Fixed Account.

CHARGES AND DEDUCTIONS DURING THE ANNUITY PERIOD

During the Annuity Period, we will charge:

 . A mortality risk fee of .80% and expense risk fee of .45% against the Separate Account

 . Expenses of the Eligible Portfolios in which you have invested, as shown in the tables on page 11

 . If you purchase an Immediate Annuity contract, a $100 Contract fee at the time of purchase

No other fees or expenses are charged against the Contracts during the Annuity Period.

EXCEPTIONS TO CHARGES

We may reduce charges in sales to a trustee, employer or similar entity if we determine that such sales reduce sales or administrative expenses. We may also reduce charges in sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and the Company.

DISTRIBUTIONS UNDER THE CONTRACT

DISTRIBUTIONS BEFORE ANNUITY DATE

SURRENDERS

You can surrender your Contract, in whole or in part, before the Annuity Date subject to the following limitations:

 . If a partial surrender would leave less than $250 Accumulation Value, the Contract must be fully surrendered.

 . A partial surrender request should specify the allocation of that surrender among the subaccounts and the Fixed Account. If not specified, we will prorate the surrender among the subaccounts and the Fixed Account. Surrender Charges will be deducted from the Accumulation Value remaining after a partial surrender.

   The Accumulation Unit value for Surrenders will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our home office of your surrender request.

Accumulation Value available for full or partial surrenders can be determined by:

 . multiplying the number of Accumulation Units for each subaccount times the Accumulation Unit Value;

 .  adding any Accumulation Value in the Fixed Account; and

 . deducting policy debt, prorata annual administrative fees and any surrender charge.

We expect to pay surrenders within seven days of receipt of your written request in proper form. We may delay payment of a partial surrender from the Fixed Account for up to six (6) months.

Unless you provide us a written election not to have federal and state income taxes withheld, we are required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.

SYSTEMATIC WITHDRAWAL PROGRAM

Under the Systematic Withdrawal Program, you can instruct us to make payments of a predetermined dollar amount of Accumulation Value from one or more subaccounts and the Fixed Account monthly, quarterly, semi-annually or annually. The minimum systematic withdrawal payment is $100. The minimum systematic withdrawal from a subaccount or the Fixed Account is $50. Systematic withdrawals can be started at anytime. We must receive written notification from you specifying the amount, frequency and timing of payment. You can specify the subaccount from which systematic withdrawals will be made. If you do not specify, withdrawals will be taken prorata from each subaccount. Surrender Charges will apply.

Because distributions may be taxable, you should consult your tax adviser before requesting systematic withdrawals. (See "Federal Tax Matters," page 45.)

Under the Systematic Withdrawal Program, you can participate in the Minimum Distributions Program by instructing us to calculate and make minimum distributions required if the Contract is used with a qualified plan. (See "Taxation of Qualified Contracts," page 47.) We will determine the amount required to be distributed based on information you provide and choices you make. To participate in the Minimum Distributions Program, you must notify us of such election in writing in the calendar year during which you attain age 70 1/2 . The Minimum Distributions Program is subject to all rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. Numerous special tax rules apply to Contractowners whose Contracts are used with a qualified plan. You should consult a tax advisor before electing to participate in the Minimum Distributions Program.

POLICY LOANS IN QUALIFIED DEFERRED ANNUITY CONTRACTS

Policy loans are allowed on Qualified Deferred Annuity Contracts unless considered as taxable distributions under federal law. After the first year, you may borrow from us using the Qualified Contract as the security for the loan. Policy loans are subject to the following:

 .  Policy Loan Amount

   _   cannot be less than $2,500

   _   cannot exceed the lesser of:

   -  50% of Accumulation Value less surrender; or

   -  $50,000.00.

 .  Loan Interest

   charged daily, not to exceed 8% annual rate

   _ due at the end of each Contract Year or when the policy loan is repaid, if earlier.

   _ interest not paid when due will become part of the policy loan and will accrue interest charges.

 .  Effect of Policy Loans

   Accumulation Value equal to the policy loan will be transferred from the Separate Account and the Fixed Account to our General Account as security for the policy debt. Such amount will earn interest at an annual rate not less than 3.0% which will be credited at the end of the Contract Year. The Accumulation Value securing the policy debt will be allocated among the subaccounts and the Fixed Account in accordance with your instructions when the policy loan is requested. The minimum amount that can remain in a subaccount or the Fixed Account after a policy loan is $100. If you do not give us allocation instructions, or if your instructions conflict with this minimum requirement, the allocation will be prorata among the subaccounts and the Fixed Account. We will transfer Accumulation Value from the subaccounts and the Fixed Account to secure loan interest which is not paid in any Contract Year. (Refer to "Deduction of Fees" on page 29.)

   A policy loan will permanently affect the Accumulation Value of a Contract even if the policy loan is repaid. The effect could be favorable or unfavorable depending on whether the investment performance of the subaccount(s) selected by you (or by us if you do not make an allocation) is less or greater than the interest rate credited to the Accumulation Value held in the General Account to secure policy debt. In comparison to a Contract under which no policy loan was made, the Accumulation Value will be lower if the General Account interest rate is less than the investment performance of the subaccount(s), and greater if the General Account interest rate is higher than the investment performance of the subaccount(s).

   We will allocate interest earned on amounts held in the General Account to the subaccounts and the Fixed Account on each Contract Anniversary in the same proportion that Purchase Payments are being allocated to those subaccounts and the Fixed Account. Upon repayment of policy debt, the portion of the repayment allocated in accordance with the repayment of indebtedness provision will be transferred to the Accumulation Value in that subaccount or the Fixed Account.

   We expect to fund policy loans within seven days after receipt of your written request in proper form. You can only have one loan outstanding at any time. Policy loans may have tax consequences. (See "Federal Tax Matters," page 45.)

 .  POLICY DEBT

   The Contract will terminate and have no value if the amount of unpaid loans, plus accrued interest, ever equal or exceed the Accumulation Value less Surrender Charges. The effective date of termination will be 31 days after we have mailed notice of termination to your last known address and you have not paid policy debt at least equal to the excess over the surrender amount.

   If any death benefit proceeds or annuity benefits become due and payable when a policy loan is outstanding, we will reduce proceeds by the policy debt.

 .  POLICY LOAN REPAYMENT

   _ You must repay Policy loans, other than "Home Loans," on or before the fifth anniversary of the policy loan.

   _ You must repay Policy loans in a lump sum payment or, at our discretion, in installments. All policy loan payments must be at least $10.00.

   _ Policy debt, other than a "Home Loan," unpaid after the fifth anniversary of the policy loan will be deemed a distribution of the Contract proceeds. The Contract will be reduced by the amount of any such balance. (See "Taxation of Annuities in General" on page 45.)

     "Home Loan" means any policy loan for the purpose of acquiring, constructing, reconstructing or substantially rehabilitating a dwelling unit for use by you (as defined in Section 267(c) of the Internal Revenue
     Code) as a principal place of residence for a reasonable period of time. You may repay "Home Loans" over a period of time not to exceed 15 years, with level installment payments made not less frequently than quarterly.

     Policy loans are not allowed on Non-Qualified Deferred Annuity Contracts because of adverse tax consequences.

DEATH BENEFIT BEFORE ANNUITY DATE

If you or the Annuitant die before the Annuity Date, we will pay a death benefit equal to the greater of:

 .  Accumulation Value less policy debt; or

 .  The minimum guaranteed death benefit less policy debt.

We recalculate the "minimum guaranteed death benefit" of your Contract each time you make a partial surrender and at the end of each six Contract Years. During the first six Contract Years, the minimum guaranteed death benefit will equal all Purchase Payments made less reductions to reflect partial surrenders, if any, during such period. In subsequent six Contract Year periods, the minimum guaranteed death benefit will equal the greater of:

1. the Accumulation Value at the end of the preceding six Contract Year period;
   or

2. the minimum guaranteed death benefit at the end of the preceding six Contract Year period, plus Purchase Payments made and minus reductions to reflect partial surrenders, if any, after such date.

A reduction in the minimum guaranteed death benefit is made each time you make a partial surrender. The reduction is calculated by dividing the minimum guaranteed death benefit immediately prior to a partial surrender by the Accumulation Value on the same date and multiplying such amount times the amount of the partial surrender.

Example 1 - Assume you have made $4,000 in total Purchase Payments during the first six Contract Year period and have made no partial surrenders. Your minimum guaranteed death benefit at the end of the first six Contract Year period would be $4,000.

Example 2 - Assume you make a $2,000 partial surrender in the third Contract Year of the first six Contract Year period, at which time you have made $4,000 in total Purchase Payments, and your Contract's Accumulation Value is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $1,000 which is calculated by:

 _ dividing the minimum guaranteed death benefit immediately prior to the partial surrender ($4,000) by Accumulation Value at that time ($8,000); and

 _ multiplying such amount ($4,000 divided by $8,000 or .5) times the amount of the partial surrender ($2,000).

Your minimum guaranteed death benefit prior to the partial surrender ($4,000) would be reduced by the amount necessary to reflect the partial surrender ($1,000) which would result in a new minimum guaranteed death benefit of $3,000.

Example 3 - Assume you make a $4,000 partial surrender in the second Contract Year of the second six Contract Year period. Assume further that you have made $1,000 in total Purchase Payments since the end of the first six Contract Year period; that your Contract Accumulation Value is $10,000 and that the minimum guaranteed death benefit at the end of the first six Contract Year period is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $3,600 which is calculated by

 _ dividing the minimum guaranteed death benefit immediately prior to the partial surrender ($9,000) ($8,000 for the minimum guaranteed death benefit at the end of the last six Contract Year period plus $1,000 in Purchase Payments made since the end of the last six Contract Year period) by Accumulation Value at that time ($10,000); and

 _ multiplying such amount ($9,000 divided by $10,000 or .9) times the amount of the partial surrender ($4,000).

Your minimum guaranteed death benefit prior to the partial surrender ($9,000) would be reduced by the amount necessary to reflect the partial surrender ($3,600) which would result in a new minimum guaranteed death benefit of $5,400.

We expect to pay the death benefit in a lump sum to the beneficiary named in the Contract within seven business days of receipt of proof of death in proper form.

In lieu of payment in a lump sum, you can elect that the death benefit be applied under one of the annuity options described on page 35. If you do not make such election, the beneficiary can do so. The person selecting the annuity option settlement may also designate contingent beneficiaries to receive any amounts due after death of the first beneficiary. The manner in which annuity payments to the beneficiary are determined and may vary are described below under "Distributions During the Annuity Period," on page 35.

DISTRIBUTIONS DURING THE ANNUITY PERIOD

All or part of any amount payable at the Annuity Date for Deferred Annuity Contracts may be applied to any of the Annuity Options. We will discharge in a single sum any liability under an assignment of the Contract and any applicable federal, state, municipal or other taxes, fees or assessments based or predicated on the Purchase Payments which have not otherwise been deducted or offset. The remaining amount is the net sum payable. The minimum amount that we will apply to an Annuity Option is $2,000. Our consent is required for any payment to a corporation, association, partnership, or trustee.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

.. Non-Qualified Contracts - Annuity Date and form of annuity are elected in the application. A Contract cannot be purchased after the Annuitant's age 85 and annuity payments must begin not later than Annuitant's age 95.

 . Qualified Contracts - Annuity Date and form of annuity are elected in the application. A Contract cannot be purchased after age 70 and annuity payments must begin not later than April 1st of the calendar year following the calendar year in which the Annuitant reaches 70 1/2 or retires.

If you have not elected an Annuity Date, we will begin payments at age 95 under Option 2, Life Annuity with 120 monthly payments certain. (See "Federal Tax Matters" on page 45.)

Once an Annuity Payment is made, the Annuity Option cannot be changed to another Annuity Option.

ALLOCATION OF BENEFITS

Unless you elect to the contrary, the Accumulation Units of each subaccount will be changed to Annuity Units and applied to provide a Variable Annuity based on that subaccount.

In lieu of this allocation, you may elect to transfer your Accumulation Units to either one or more Eligible Portfolios or to the Fixed Account. After the Annuity Date, you can only make twelve transfers among subaccounts each Contract year. You can transfer Annuity Units of one subaccount to Annuity Units of another subaccount and to the Fixed Account at any time other than during the five-day interval before and including any annuity payment date.

No election can be made unless such election would produce an initial annuity payment of at least $20.

ANNUITY OPTIONS

The following annuity options are available.

 . Option 1 - Life Annuity - monthly payments during the lifetime of an individual, ceasing with the last annuity payment due prior to the death of the individual. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred before the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

 . Option 2 - Life Annuity with ten or 20 Years Certain - monthly payments during the lifetime of an individual with payments made for a period certain of not less than ten or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain.

.. Option 3 - Unit Refund Life Annuity - monthly payments during the lifetime of an individual with annuity payments made for a period certain not less than the number of months determined by dividing (1) the amount applied under this option by (2) the amount of the first monthly annuity payment. This option guarantees that the Annuity Units, but not the dollar value applied under a Variable Annuity payout, will be repaid to the Annuitant or his beneficiary.

 . Option 4 - Joint and Survivor Annuity - monthly payments during the joint lifetime of an individual and another named individual and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor's death. It would be possible under this option for only one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two annuity payments if both died before the third annuity payment date, etc.

 . Option 5 - Installment Payments, Fixed Period - monthly payments for a specified number of years not exceeding 20. The amount of each Variable Annuity payment will be determined by multiplying the Annuity Unit value on the day the annuity payment is made by the number of Annuity Units applied under this Option divided by the number of remaining monthly annuity payments.

 .  Option 6 - Equal Installment Payments, Fixed Amount - monthly installments
   (not less than $6.25 per $1,000 applied) until the amount applied, adjusted daily by the investment results, is exhausted. The final annuity payment will be the remaining sum left with us.

 . Option 7 - Deposit Option - The amount due may be left on deposit with us for placement in our Fixed Account with interest not less than 3.0% per annum. Interest will be paid annually, semiannually, quarterly or monthly as elected. This option may not be available under certain Qualified Contracts.

 . Option 8 - IRC Age Recalculation - payment based upon the Annuitant's life expectancy, or the joint life expectancies of the Annuitant and a beneficiary, at the Annuitant's attained age (and the beneficiary's attained or adjusted age, if applicable), each year as computed in reference to actuarial tables prescribed by the U. S. Treasury Secretary, until the amount applied, adjusted daily by the investment results, is exhausted.

 .  Other Annuity Forms - May be agreed upon.

Any amount remaining under Option 5, 6 or 7 may be withdrawn as a lump sum or, if that amount is at least $2,000, may be applied under any one of the first four Options. The lump sum payment requested will be paid within seven days of receipt of the request at our home office based on the value computed on the next Valuation Date after receipt of the request.

If the beneficiary dies while receiving annuity payments certain under Option 2, 3, 5, 6 or 8 above, the present value of minimum guaranteed payments will be paid in a lump sum to the estate of the beneficiary.

VALUE OF VARIABLE ANNUITY PAYMENTS:

ASSUMED INVESTMENT RATES

The annuity tables in the Contract used to calculate the annuity payments are based on an "assumed investment rate" of 3.0%. If the actual investment performance of the particular subaccount selected is such that the net investment return is 3.0% per annum, the annuity payments will remain constant. If the actual net investment return exceeds 3.0%, the annuity payments will increase. If the actual net investment return is less than 3.0%, the annuity payments will decline.

Annuity payments will be greater for shorter guaranteed periods than for longer guaranteed periods. Annuity payments will be greater for life annuities than for joint and survivor annuities, because the life annuities are expected to be made for a shorter period.

At your election, where state law permits, an Immediate Annuity Contract may provide annuity benefits based on an assumed investment rate other than 3.0%. The annuity rates for Immediate Annuity Contracts are available upon request to us.

ANNUITY PROVISIONS

We determine non-qualified life contingent annuity payments based on the mortality table (1983 Table "a" with Projection scale G, and 3.0% interest) which generally reflects the age and sex of the Annuitant and the type of annuity option selected. The annuity payment will also vary with the investment performance of Eligible Portfolios you choose.

We determine qualified life contingent annuity payments based on the mortality table [1983 Table "a" (female) projected to 1993, and 3.0% interest] which generally reflects the age of the Annuitant and type of annuity option selected and will vary with the investment performance of Eligible Portfolios you choose. The attained age at settlement will be adjusted downward by one year for each full five-year period that has lapsed since January 1, 1993. The effect of this adjustment is a reduction in the annuity payment provided.

Payment of surrender amounts, policy loans and benefits payable in connection with death, annuity payments and transfers may be postponed whenever: (1) the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of the Contractowners; or (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

THE COMPANY, SEPARATE ACCOUNT, FUNDS, AND FIXED ACCOUNT

AMERICAN NATIONAL INSURANCE COMPANY

The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life and accident and health insurance and annuities. Our home office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Moody Foundation, a charitable foundation, owns approximately 23.7% and the Libbie S. Moody Trust, a private trust, owns approximately 37.6% of our common stock.

We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the Separate Account's financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the Separate Account's and our liabilities and reserves. A full examination of our operations is also conducted periodically by the National Association of Insurance Commissioners.

Obligations under the Contracts are our obligations.

THE SEPARATE ACCOUNT

We established the Separate Account under Texas law on July 30, 1991. The Separate Account's assets are held exclusively for the benefit of persons entitled to payments under variable annuity contracts issued by us . We are the legal holder of the Separate Account's assets and will cause the total market value of such assets to be at least equal to the Separate Account's reserve and other contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Eligible Portfolios by each of the subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account's assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account's assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are currently twenty-one subaccounts within the Separate Account available to Contractowners and each invests only in a corresponding Eligible Portfolio.

Since we are the legal holder of the Eligible Portfolio shares in the Separate Account, we have the right to vote such shares at shareholders' meetings. To the extent required by law, we will vote in accordance with instructions from Contractowners. The number of votes for which a Contractowner has the right to provide instructions will be determined as of the record date selected by the Board of Directors of the American

National Fund, the Fidelity Funds and the T. Rowe Price Funds. We will furnish you proper forms, materials and reports to enable you to give us instructions if you choose.

The number of shares of an Eligible Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding subaccount by the net asset value of one share in such Eligible Portfolio. Fractional shares will be counted. Shares of an Eligible Portfolio held in a subaccount for which you have not given timely instructions and other shares held in a subaccount will be voted by us in the same proportion as those shares in that subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Eligible Portfolios in our own right.

The Separate Account is not the only separate account that invests in the Eligible Portfolios. Other separate accounts, including those funding other variable annuity contracts, variable life policies and other insurance contracts and retirement plans, invest in some of the Eligible Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with owners of variable life insurance policies funded by the Separate Account and owners of other variable annuity contracts whose values are allocated to other separate accounts investing in the Eligible Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contractowners or owners of other contracts and the retirement plans which invest in the Eligible Portfolios or their participants. If a material conflict arises, we will take any necessary steps, including removing the Eligible Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Eligible Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Eligible Portfolios for more information.

THE FUNDS

Each subaccount invests in shares of a corresponding Eligible Portfolio of the American National Fund, the Fidelity Funds and the T. Rowe Price Funds. The investment objectives and policies of each Eligible Portfolio are summarized below. You will be notified of and have an opportunity to instruct us how to vote on any proposed material change in the investment policy of any Eligible Portfolio in which you have an interest.

 . The American National Fund - currently has the following series or portfolios, each of which is an Eligible Portfolio:

   . AMERICAN NATIONAL GROWTH PORTFOLIO ... seeks to achieve capital appreciation.

   . AMERICAN NATIONAL EQUITY INCOME PORTFOLIO ... seeks to achieve growth of capital and/or current income.

   . AMERICAN NATIONAL BALANCED PORTFOLIO ... seeks to conserve principal, produce reasonable current income and achieve long-term capital appreciation.

   . AMERICAN NATIONAL MONEY MARKET PORTFOLIO ... seeks the highest income consistent with preserving capital and maintenance of liquidity.

   . AMERICAN NATIONAL GOVERNMENT BOND PORTFOLIO ... seeks to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.

   . AMERICAN NATIONAL SMALL-CAP/MID-CAP PORTFOLIO ... seeks to provide long-term capital growth by investing primarily in stocks of small to medium-sized companies.

   . AMERICAN NATIONAL HIGH YIELD BOND PORTFOLIO ... seeks to provide a high level of current income. As a secondary investment objective, the fund seeks capital appreciation.

   . AMERICAN NATIONAL INTERNATIONAL STOCK PORTFOLIO ... seeks to obtain long-term growth of capital through investments primarily in the equity securities of established, non-U.S. companies.

Securities Management and Research, Inc. ("SM&R"), one of our wholly owned subsidiaries, is the American National Fund's investment adviser. SM&R also provides investment advisory and portfolio management services to us and to other clients. SM&R maintains a staff of experienced investment personnel and related support facilities.

 . The Fidelity Funds - currently have the following series or portfolios, each of which is an Eligible Portfolio:

   _ FIDELITY INVESTMENT GRADE BOND PORTFOLIO ... seeks as high a level of current income as is consistent with the preservation of capital. The portfolio normally invests in U. S. dollar-denominated investment-grade bonds. The portfolio is managed to have similar overall interest rate risk to the Lehman Brothers Aggregate Bond Index.

   _ FIDELITY EQUITY INCOME PORTFOLIO ... seeks reasonable income, while also considering the potential for capital appreciation. The portfolio seeks a yield which exceeds the composite yield on the securities comprising the S&P 500. The portfolio normally invests at least 65% of its total assets in income-producing equity securities. It may also invest in other types of equity securities and debt securities, including lower-quality debt securities.

   _ FIDELITY HIGH INCOME PORTFOLIO ... seeks a high level of current income while also considering growth of capital. The portfolio normally invests at least 65% of its total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions on resale to the general public. The portfolio may also invest in non-income producing securities, including defaulted securities and common stocks. The portfolio currently intends to limit common stocks to 10% of the portfolio's assets.

   _ FIDELITY GROWTH PORTFOLIO ... seeks capital appreciation. The portfolio normally invests primarily in common stocks, of companies believed to have above-average growth potential.

   _ FIDELITY OVERSEAS PORTFOLIO ... seeks long term growth of capital. The portfolio normally invests at least 65% of its total assets in foreign securities, primarily common stocks. The portfolio normally diversifies its investments across different countries and regions.

   _ FIDELITY MONEY MARKET PORTFOLIO ... seeks as high a level of current income as is consistent with the preservation of capital and liquidity. The portfolio will invest in U.S. dollar denominated money market securities of domestic and foreign issuers, including U.S. government securities and repurchase agreements.

   _ FIDELITY ASSET MANAGER PORTFOLIO ... seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

   _ FIDELITY INDEX 500 PORTFOLIO ... seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500. The portfolio seeks the achieve a 98% or better correlation between its total return and the total return of the index.

   _ FIDELITY CONTRAFUND PORTFOLIO ... seeks long-term capital appreciation. The portfolio normally invests primarily in common stocks. The portfolio invests in securities of companies whose value the portfolio believes is not fully recognized by the public.

   _ FIDELITY ASSET MANAGER: GROWTH PORTFOLIO ... seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

   _ FIDELITY GROWTH OPPORTUNITIES PORTFOLIO ... seeks to provide capital growth. The portfolio normally invests its assets primarily in common stocks. The portfolio may also invest in other types of securities, including bonds which may be lower-quality debt securities.

   _ FIDELITY GROWTH AND INCOME PORTFOLIO ... seeks high total return through a combination of current income and capital appreciation. The portfolio normally invests a majority of its assets in common stocks with a focus on those that pay dividends and show potential for capital appreciation. It may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

   _ FIDELITY BALANCED PORTFOLIO ... seeks both income and growth of capital.
     The portfolio maintains a balance between stocks and bonds, but will always invest at least 25% of the fund's total assets in fixed-income senior securities, including debt securities and preferred stock.

   _ FIDELITY MID CAP GROWTH PORTFOLIO ... seeks long-term growth of capital.
     The portfolio normally invests primarily in common stocks. At least 65% of the portfolio's total assets will be invested in securities of companies with medium market capitalizations.

The Fidelity Management & Research Company ("FMR") is the Fidelity Funds' investment adviser. FMR provides a number of mutual funds and other clients with investment research and portfolio management services. FMR maintains a large staff of experienced investment personnel and a full complement of related support facilities.

 . The T. Rowe Price Funds - currently have the following series or portfolios, all of which are Eligible Portfolios:

   _ T. ROWE PRICE EQUITY INCOME PORTFOLIO ... seeks to provide substantial dividend income as well as long-term growth of capital through investments in common stocks of established companies. The portfolio will normally invest at least 65% of its assets in the common stocks of well-established companies paying above-average dividends.

   _ T. ROWE PRICE MID-CAP GROWTH PORTFOLIO ... seeks to achieve long term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. The portfolio will invest at least 65% of its assets in diversified portfolio of common stocks of mid-cap companies whose earnings are expected to grow at a faster rate than the average company. The portfolio considers "mid-cap companies" as companies with market capitalizations (number of shares outstanding multiplied by share price) between $300 million and $5 billion. Most of the portfolio's assets will be invested in U. S. common stocks.

   - T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO ... seeks to provide long-term growth of capital through investments primarily in common stocks of established non-U.S. companies. The portfolio expects to invest substantially all of the portfolio's assets (with a minimum of 65%) in established companies beyond U.S. borders. The portfolio's focus will typically be on large and, to a lesser extent, medium-sized companies.

T. Rowe Price Associates, Inc. is responsible for selection and management of the portfolio investments of T. Rowe Price Equity Securities and T. Rowe Price Fixed Income Securities. Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited, is responsible for selection and management of the portfolio investments of T. Rowe Price International Series.

THE ACCOMPANYING PROSPECTUSES SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING AND CONTAIN A FULL DESCRIPTION OF THE AMERICAN NATIONAL FUND, THE FIDELITY FUNDS AND THE T. ROWE PRICE FUNDS, THEIR INVESTMENT POLICIES AND RESTRICTIONS, RISKS, CHARGES AND EXPENSES AND OTHER ASPECTS OF THEIR OPERATION.

We have arrangements to provide services to certain Eligible Portfolios for which the advisor or distributor of such portfolios pays us fees. The fees are based upon an annual percentage of the average aggregate net amount invested by us in such Eligible Portfolios. Some advisors or distributors pay us higher fees than others.

The Eligible Portfolios and the mutual funds of which they are a part are sold only to registered separate accounts of insurance companies offering variable annuity and variable life insurance contracts and, in some cases, to certain qualified pension and retirement plans. The Eligible Portfolios and mutual funds are not sold to the general public and should not be mistaken for other mutual funds offered by the same sponsor or that have similar names.

CHANGES IN INVESTMENT OPTIONS

We may establish additional subaccounts which would invest in portfolios of other mutual funds chosen by us. We may also, from time to time, discontinue the availability of existing subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or appropriate. In addition, if a subaccount is discontinued, we may redeem shares in the corresponding Eligible Portfolio and substitute shares of another mutual fund. We will not do so, or make other changes, without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our separate accounts.

FIXED ACCOUNT

Before the Annuity Date, you can allocate all or a portion of your Purchase Payment to the Fixed Account. Subject to certain limitations, you can also transfer Accumulation Value from the subaccounts to the Fixed Account. Transfers from the Fixed Account to the subaccounts are restricted. (See "Transfers Before Annuity Date," page 26.)

We guarantee that we will credit interest to the Fixed Account at an effective annual rate of at least 3.0% compounded daily. We may, at our discretion, declare higher interest rate(s) for amounts allocated or transferred to the Fixed Account.

Purchase Payments allocated to and transfers from a subaccount to the Fixed Account are placed in our General Account. We have sole discretion regarding the investment of and bear the investment risk with respect to the assets in our General Account. You bear the risk that the declared rate will fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "`33 Act") and the General Account has not been registered as an investment company under the Investment Company Act of 1940 (the "`40 Act"). Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the `33 Act or `40 Act. We understand that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract. However, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT TAX ADVICE.

INTRODUCTION

The following summary describes some of the federal income tax rules that apply to a Contract. This summary is not complete and does not cover all tax situations. Special tax rules, not discussed here, may apply to certain individuals. This discussion is not tax advice. You should consult a competent tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not know if these laws will change or how the Internal Revenue Service (the "IRS") will interpret them. Moreover, the discussion below does not consider any applicable state or other tax laws. We have included additional discussion regarding taxes in the Statement of Additional Information.

TAX STATUS OF THE CONTRACTS

The following discussion assumes that the Contract will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information explains the requirements for qualifying as an annuity contract.

TAXATION OF ANNUITIES IN GENERAL

If you are a natural person, you generally will not be taxed on increases in the Accumulation Value until you receive payments under the Contract. Any distribution of payments, including a full or partial surrender of a Contract, may subject you to income tax. If you assign or pledge (or agree to assign or pledge) any portion of a Contract's Accumulation Value, this generally will be considered a distribution of payments to you and may be taxable.

Corporations, partnerships, trusts, and other entities that own a Contract generally must include in income increases in the excess of the Accumulation Value over the investment in the contract. There are some exceptions to this rule and such a prospective Contractowner should discuss these with a tax adviser.

The "investment in the contract" generally equals the amount, if any, of Purchase Payments paid with after-tax dollars (that is, purchase payments that were not excluded from the individual's gross income), less any amounts withdrawn that were not taxable.

The following discussion applies to Contracts owned by natural persons.

WITHDRAWALS

If you make a partial surrender from a Non-Qualified Contract (including Systematic Withdrawals), the amount received will be taxed as ordinary income, up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at that time. In the case of a full surrender under a Non-Qualified Contract, the amount received generally will be taxable as ordinary income to the extent it exceeds the investment in the Contract.

PENALTY TAX

For all distributions from Non-Qualified Contracts, there is a federal penalty tax equal to 10% of the amount treated as taxable income. However, in general, there is no penalty tax on distributions:

 .  made after the taxpayer reaches age 59 1/2;

 .  made as a result of the death of the Contractowner;

 .  attributable to the taxpayer becoming disabled; or

 . made as part of a series of substantially equal periodic payments for the life, or life expectancy, of the taxpayer.

There are other exceptions and special rules may apply to the exceptions listed above. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS

Although the tax consequences may vary depending on the annuity payment method elected under the contract, generally only the portion of the annuity payment that represents the amount by which the Accumulation Value exceeds the investment in the contract will be taxed.

 . For variable annuity payments, in general the taxable portion of each annuity payment is determined by a formula which establishes a specific non-taxable dollar amount of each annuity payment. This dollar amount is determined by dividing the investment in the contract by the total number of expected annuity payments.

 . For fixed annuity payments, in general there is no tax on the portion of each annuity payment which reflects the ratio that the investment in the contract bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable.

In all cases, after the investment in the Contract is recovered, the full amount of any additional annuity payments is taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are taxable to the recipient as follows:

 . if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or

 . if distributed under an annuity option, they are taxed in the same way as annuity payments, as described above.

TRANSFERS OR ASSIGNMENTS OF A CONTRACT

A transfer or assignment of a Contract, the designation of certain Annuitants, or the selection of certain Annuity Dates may result in tax consequences that are not discussed herein. You should consult a tax advisor as to the tax consequences of any such transaction.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified annuity contract to contain certain provisions concerning how an interest in the contract is distributed on the owner's death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We may modify the Contracts if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

WITHHOLDING

Annuity distributions generally are subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. Withholding is mandatory for certain Qualified Contracts.

MULTIPLE CONTRACTS

All non-qualified, deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income when a taxable distribution occurs. In addition, there may be other situations in which the U.S. Treasury Department may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner (it has authority to issue regulations on aggregating multiple contracts). Accordingly, you should consult a tax advisor before purchasing more than one annuity contract.

EXCHANGES

Section 1035 of the Internal Revenue Code (the "Code") provides generally for tax-free exchanges of one annuity contract for another. A number of special rules and procedures apply to section 1035 exchanges. Anyone wishing to take advantage of section 1035 should consult a tax advisor.

TAXATION OF QUALIFIED CONTRACTS

The Qualified Contracts are designed for retirement plans that qualify for special income tax treatment under Sections 401(a), 403(b), 408, (408A) or 457 of the Code. Certain requirements apply to the purchase of a Qualified Contract and to distributions therefrom in order for you to receive favorable tax treatment. The following discussion assumes that Qualified Contracts qualify for the intended special federal income tax treatment.

The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. In general, adverse tax consequences may result from:

 .  contributions made in excess of specified limits;

 .  distributions received prior to age 59-1/2 (subject to certain exceptions);

 . distributions that do not conform to specified commencement and minimum distribution rules;

 .  aggregate distributions in excess of a specified annual amount; and

 .  contributions or distributions made in other circumstances.

The terms and conditions of the retirement plans may limit the rights otherwise available to you under a Qualified Contract. You are responsible for determining that contributions, distributions and other transactions with respect to a Qualified Contract comply with applicable law. If you are considering purchasing an annuity contract for use with any qualified retirement plan, you should get legal and tax advice.

DISTRIBUTIONS FROM QUALIFIED CONTRACTS

Annuity payments from Qualified Contracts are generally taxed in the same manner as under a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, all or some of the amount received is taxable. For Qualified Contracts, the investment in the contract can be zero; in that case, the full amount of all distributions would be taxable. Distributions from certain qualified plans are generally subject to mandatory withholding.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must begin by the later of April 1 of the calendar year following the calendar year in which the Contractowner (or plan participant): (a) reaches age 70-1/2; or (b) retires. Distributions must be made in a specified form and manner. If the participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 70-1/2. For Individual Retirement Annuities (IRAs) described in Section 408 of the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 70-1/2.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Section 401(a) of the Code permits employers to establish retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. Adverse tax or other legal consequences to the plan, to the Plan Participant, or to both may result if this Contract is purchased by a 401(a) plan and later assigned or transferred to any individual. Employers intending to use the Contract with such plans should consult a tax advisor.

TAX SHELTERED ANNUITIES

Under Code Section 403(b), public school systems and certain tax-exempt organizations may purchase annuity contracts for their employees. Generally, payments to Section 403(b) annuity contracts will be excluded from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. Under Section 403(b) annuity contracts, the following amounts may only be distributed upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship:

 (a) elective contributions made in years beginning after December 31, 1988;

 (b) earnings on those contributions; and

 (c) earnings in such years on amounts held as of the last year beginning before January 1, 1989.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits certain eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." Section 408 of the Code limits the amount which may be contributed to an IRA each year to the lesser of $2,000 or 100% of the Contractowner's adjusted gross income. These contributions may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59-1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

[Roth IRAs. Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.]

SIMPLE INDIVIDUAL RETIREMENT ANNUITIES

Certain small employers may establish SIMPLE plans (Savings Incentive Match Plans) as provided by Section 408(p) of the Code. Under these plans employees may defer a percentage of compensation of up to certain dollar amount. The sponsoring employer is required to make a matching contribution. Distributions from a SIMPLE plan are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which increases to 25% if the distribution occurs during the first two years the employee participates in the plan.

DEFERRED COMPENSATION PLANS

Section 457 of the Code provides for certain deferred compensation plans available with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. Under non-governmental plans, all amounts are subject to the claims of general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, distributions from a deferred compensation plan are prohibited unless made after the Plan Participant attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency. Distributions under these plans are taxable as ordinary income in the year paid or made available. Adverse tax consequences may result from certain distributions that do not conform to applicable commencement and minimum distribution rules.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means (such as U.S. Treasury Department regulations, Internal Revenue Service revenue rulings, and judicial decisions). It is possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax advisor regarding such developments and their effect on the Contract.

ALL CONTRACTS

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules may apply with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contractowner or recipient of a distribution. A tax adviser should be consulted for further information.

PERFORMANCE

Performance information for the subaccounts may appear in reports and advertising to current and prospective Contractowners. The performance information is based on historical investment experience of the subaccounts and the Eligible Portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Eligible Portfolio share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contractowner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load.

The Fidelity Money Market subaccount and the American National Money Market subaccount may advertise their current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The Fidelity Investment Grade Bond and the Fidelity High Income subaccounts may advertise a 30-day yield which reflects the income generated by an investment in the subaccount over a 30-day period.

DISTRIBUTOR OF CONTRACTS

Securities Management and Research, Inc. ("SM&R"), 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, our wholly-owned subsidiary, is the principal underwriter of the Contracts. SM&R was organized under the laws of the State of Florida in 1964; is a registered broker/dealer; and is a member of the National Association of Securities Dealers.

SM&R's registered representatives selling Contracts receive commissions from SM&R. After issuance of the Contract, broker-dealers will receive commissions aggregating up to 8.0% of the Purchase Payments. In addition, after the first Contract Year, broker-dealers who have distribution agreements with us may receive an annual commission of up to 0.25% of the Contract's Accumulation Value.

LEGAL MATTERS

Various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contracts under Texas insurance law, have been reviewed by Greer, Herz and Adams, LLP, General Counsel.

LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

EXPERTS

The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2001 and 2000 and for the years then ended and the statements of net assets of American National Variable Annuity Separate Account as of December 31, 2001 and the related statements of operations for the year then ended, and the statements of changes in net assets for the periods presented,included in this prospectus and elsewhere in the registration statement, have been audited by KPMG LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said report. The report of KPMG LLP covering the 2001 consolidated financial statements of American National Insurance Company and subsidiaries refers to the Company's adoption of Statement of Financial Accounting
 Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities."

The consolidated statement of income and the related statements of changes in stockholders' equity and cash flows of American National Insurance Company and subsidiaries for the year ended December 31, 1999 included in this prospectus and elsewhere in the registration statement, have been audited by Arthur
Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said report.

ADDITIONAL INFORMATION

A registration statement describing the Contracts has been filed with the Securities and Exchange Commission under the `33 Act. This Prospectus does not contain all information in the registration statement, to which reference is made for further information concerning us, the Separate Account and the Contracts offered hereby. Statements contained in this Prospectus as to the terms of the Contracts and other legal instruments are summaries. For a complete statement of such terms, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. The financial statements can be found in the Statement of Additional Information.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                              Page
The Contracts..............................................      3
Valuation of Accumulation Units............................      3
Computation of Variable Annuity Payments...................      3
Annuity Unit Value.........................................      4
Summary....................................................      4
Exceptions to Charges......................................      5
Termination of Contracts...................................      5
Group Unallocated Contracts................................      6
Additional Federal Tax Matters.............................      7
Limits on Subsequent Purchase Payments
 (Under the Internal Revenue Code).........................      7
Taxation of American National..............................      7
Tax Status of the Contracts................................      8
Diversification Requirement................................      8
Required Distributions.....................................      8
Assignment.................................................      9
Distribution of the Contracts..............................     10
Records and Reports........................................     10
Performance................................................     11
Total Return...............................................     11
Yields.....................................................     12
State Law Differences......................................     13
Separate Account...........................................     13
Termination of Participating Agreements....................     14
Financial Statements.......................................     17
Financials.................................................     18

INVESTRAC GOLD VARIABLE ANNUITY CONTRACTS
ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY
HOME OFFICE  ONE MOODY PLAZA  GALVESTON TX 77550-7999
PROSPECTUS  MAY 1, 2002   1-800-306-2959
THIS PROSPECTUS DESCRIBES A GROUP UNALLOCATED VARIABLE ANNUITY CONTRACT.

YOU CAN ALLOT CONTRACT VALUE TO AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT, WHICH REFLECTS THE INVESTMENT PERFORMANCE OF THE FOLLOWING ELIGIBLE PORTFOLIOS SELECTED BY YOU, OR OUR FIXED ACCOUNT WHICH EARNS A GUARANTEED MINIMUM RATE. AT THIS TIME, YOU CAN ALLOT YOUR CONTRACT VALUE TO THE FOLLOWING MUTUAL FUND PORTFOLIOS:

American National Fund
 .  Growth Portfolio
 .  Equity Income Portfolio
 .  Balanced Portfolio
 .  Money Market Portfolio
FIDELITY FUNDS
 .  Equity Income Portfolio
 .  High Income Portfolio
 .  Growth Portfolio
 .  Overseas Portfolio
 .  Money Market Portfolio
 .  Investment Grade Bond Portfolio
 .  Asset Manager Portfolio
 .  Index 500 Portfolio
 .  Contrafund Portfolio
 .  Asset Manager: Growth Portfolio

This prospectus contains information that you should know before purchasing a contract. Additional information about the contract is contained in a Statement of Additional Information ("SAI") filed with the Securities and Exchange Commission, ("SEC") which is incorporated by reference into this Prospectus. You may obtain a free copy of the SAI, which is dated the same date as this prospectus, by writing or calling us at our home office. The table of contents of the SAI is on page 31 of this prospectus. The SEC maintains an internet website (http://www.sec.gov) that contains material incorporated by reference into this prospectus, SAI and other information regarding companies that file electronically with the SEC.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Interests in the Contract are not deposits or obligations of, or guaranteed or endorsed by any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risk, including possible loss of principal.

For a full description of the American National Fund and Fidelity Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation, see their prospectuses.

Please read this prospectus carefully and keep it for future reference.


Form 1005                                                             Rev. 5-02


TABLE OF CONTENTS
                                                                        PAGE
Glossary........................................................           4
Introduction....................................................           6
  What is the Purpose of the Contract?..........................           6
  What are the Investment Options?..............................           6
  How Do I Purchase a Contract?.................................           6
  How Do I Allot Purchase Payments?.............................           7
  Can I Transfer Amounts Between the Investment Alternatives?...           7
  Can I Make Withdrawals?.......................................           7
  Is an Annuity Available?......................................           8
  What are the Charges and Deductions Under the Contract?.......           8
  What are the Tax Consequences Associated with the Contract?...           8
  If I Have Questions, Where Can I Go?..........................           8
Contractowner Transaction Expenses..............................           9
  Sales Load as a Percentage of Purchase Payments...............           9
  Deferred Sales Load ("Surrender Charges").....................           9
Accumulation Unit Values........................................          14
Contract........................................................          16
  Type of Contract..............................................          16
  Contract Application and Purchase Payments....................          16
  Allocation of Purchase Payments...............................          16
  Crediting of Accumulation Units...............................          16
  Determining Accumulation Unit Values..........................          17
  Transfers.....................................................          17
Charges and Deductions..........................................          18
  Surrender Charge..............................................          18
  Other Charges.................................................          18
  Deduction of Fees.............................................          19
  Exceptions to Charges.........................................          19
Distributions Under the Contract................................          20
  Surrenders....................................................          20
Annuity Payments................................................          21
  Annuity Options...............................................          21
  Annuity Provisions............................................          22

                                                              PAGE
The Company, Separate Account, Funds
  and Fixed Account........................................     23
  American National Insurance Company......................     23
  The Separate Account.....................................     23
  The Funds................................................     24
  Changes in Investment Options............................     27
  Fixed Account............................................     27
Federal Tax Matters........................................     28
  Introduction.............................................     28
  Taxation of Annuities in General.........................     28
   Qualified Contracts.....................................     28
Performance................................................     29
Distributor of the Contract................................     30
Legal Matters..............................................     30
Legal Proceedings..........................................     30
Experts....................................................     29
Additional Information.....................................     31
Financial Statements.......................................     31
Table of Contents of Statement of Additional Information...     32

GLOSSARY

ACCUMULATION PERIOD. The time between the date Accumulation Units are first purchased by us and the date the Contract is surrendered.

ACCUMULATION UNIT. A unit used by us to calculate a Contract's value during the Accumulation Period.

ACCUMULATION VALUE. The sum of (1) the value of your Accumulation Units and (2) value in the Fixed Account.

AMERICAN NATIONAL FUND. American National Investment Accounts, Inc.

COMPANY ("WE", "OUR" OR "US" ). American National Insurance Company.

CONTRACT. The contract described in this Prospectus.

CONTRACTOWNER ("YOU"). Unless changed by notice to us, the Contractowner is the entity stated in the application.

CONTRACT ANNIVERSARY. An anniversary of the date the Contract was issued.

CONTRACT YEAR. A one-year period commencing on either the date of issue or a Contract Anniversary.

DEFERRED ANNUITY CONTRACT. A Contract in which annuity payments commence at some future date.

ELIGIBLE PORTFOLIO. A Portfolio which corresponds to a subaccount.

FIDELITY FUNDS. Fidelity Variable Insurance Products Initial Class.

FIXED ACCOUNT. A part of our General Account which will accumulate interest at a fixed rate.

GENERAL ACCOUNT. All of our assets except those segregated in separate accounts.

GROUP UNALLOCATED CONTRACT. A contract in which all Accumulation Units are credited to one accumulation account.

NON-QUALIFIED CONTRACT. A Contract issued in connection with a retirement plan that does not receive favorable tax treatment under the Internal Revenue Code.

PLAN. A document or agreement defining retirement or other benefits and those eligible to receive them. A Plan is not a part of a Contract and we are not a party to a Plan.

PORTFOLIO. A series of a mutual fund designed to meet specified investment objectives.

PURCHASE PAYMENT. A payment made to us less any premium tax charges.

QUALIFIED CONTRACT. A Contract issued in connection with a retirement plan that receives favorable tax treatment under the Internal Revenue Code.

VALUATION DATE. Each day the New York Stock Exchange ("NYSE") is open for regular trading. A redemption, transfer or purchase can be made only on days that American National is open. American National will be open on each day the NYSE is open except for the day after Thanksgiving and Christmas Eve day.

VALUATION PERIOD. The close of business on one Valuation Date to the close of business on another.

INTRODUCTION

WHAT IS THE PURPOSE OF THE CONTRACT?

The Contract allows the accumulation of funds, on a tax-deferred basis, at rates that will increase or decline in value based on the performance of investments you choose.

WHAT ARE THE INVESTMENT OPTIONS?

You can invest Purchase Payments in one or more of the following subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Eligible Portfolio:

 .  American National Money Market
 .  American National Balanced
 .  American National Equity Income
 .  American National Growth
 .  Fidelity Investment Grade Bond
 .  Fidelity Asset Manager
 .  Fidelity Index 500
 .  Fidelity Money Market
 .  Fidelity Equity-Income
 .  Fidelity High Income
 .  Fidelity Growth
 .  Fidelity Overseas
 .  Fidelity Contrafund
 .  Fidelity Asset Manager: Growth

Each such subaccount and corresponding Eligible Portfolio has its own investment objective (See "The Funds" at page 23). There is no assurance that Eligible Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of the Contract value.

You can also invest in our Fixed Account.

HOW DO I PURCHASE A CONTRACT?

You can purchase a Contract by completing an application and paying the minimum Purchase Payment to our home office. You must make at least a $2,000 minimum initial Purchase Payment and at least $100 subsequent Purchase Payments. We may change these amounts.

Without our prior approval, the maximum Purchase Payment under a Contract is $1,000,000.

For a limited time, usually ten days after you receive the Contract, you can return the Contract to our home office and receive a refund. (See "Contract Application and Purchase Payments" on page 15.)

The contract is not available in some states. You should rely only on the information contained or incorporated by reference in this prospectus. We have not authorized anyone to provide you with information that is different.

HOW DO I ALLOT PURCHASE PAYMENTS?

You can allot Purchase Payments among the 14 currently available subaccounts and the Fixed Account. You cannot allot less than 10% of a Purchase Payment to any one investment option.

CAN I TRANSFER AMOUNTS BETWEEN THE INVESTMENT ALTERNATIVES?

You can make transfers between subaccounts and to our Fixed Account at any time. Transfers from our Fixed Account are limited. (See "Transfers" on page 16 for additional limitations.)

The first twelve transfers each Contract Year among the subaccounts or to the Fixed Account are free. Additional transfers will be subject to a $10.00 exchange fee.

You should periodically review allocations among the subaccounts and the Fixed Account to make sure they fit the current situation and financial goals.

You can make allotment changes in writing or during our normal business hours by telephone if a telephone authorization form is on file with us. We will employ reasonable procedures to confirm that telephone instructions are genuine.

These procedures may include requiring callers to identify themselves and the policy owner or others (e.g., beneficiary) by name, social security number, date
of birth, or other identifying information.   There are risks associated with
telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine. We may record telephone requests. We can not guarantee that we will be available to accept telephone transfer instructions.

The contracts are first and foremost annuity policies, designed for retirement or other long-term financial planning, and are not designed for or appropriate for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to an underlying portfolio and harmful to other policy owners invested in the portfolio. We therefore reserve the right to reject any transfer request (or premium payment) from any person if, in our judgment, an underlying portfolio or other policy owners would potentially be adversely affected or if an underlying portfolio objects to or would reject our transaction order. We may impose severe restrictions on transfers or even prohibit them for particular policy owners who, in our view, have abused or appear likely to abuse the transfer privilege.

CAN I MAKE WITHDRAWALS?

By written request to us, you can withdraw all or part of the Accumulation Value at any time. Such withdrawal may be subject to a Surrender Charge, an IRS penalty tax and income tax. Such withdrawal may also be subject to Plan restrictions.

IS AN ANNUITY AVAILABLE?

You can select from a number of annuity options, either fixed or variable, each of which provides a different level and number of annuity payments. The annuity options include payments

 .  for the life of a Plan Participant

 . for the life of a Plan Participant, with a guarantee that such payments will continue for at least 10 or 20 years

 . made jointly to a Plan Participant and another named individual with a right of survivorship.

(See "Annuity Options," page 20).

WHAT ARE THE CHARGES AND DEDUCTIONS UNDER THE CONTRACT?

We do not currently deduct a sales charge when you purchase a Contract. We may deduct a surrender charge up to 4% of Purchase Payments withdrawn. We also charge a daily administrative asset fee. Such expense charge equals, on an annual basis, 0.10% of the Contract's daily Accumulation Value.

We charge a daily amount equal, on an annual basis, a mortality and expense risk fee of .85% of the Contract's daily Accumulation Value to meet our death benefit obligations and to pay expenses.

Additional charges may be made by us for premium taxes when incurred.

WHAT ARE THE TAX CONSEQUENCES ASSOCIATED WITH THE CONTRACT?

You are generally required to pay taxes on amounts earned in a Non-Qualified Contract only when they are withdrawn. When you take distributions or withdrawals from a deferred Contract, taxable earnings are considered to be paid out first, followed by the investment in the Contract. All or a portion of each annuity payment you receive under a Non-Qualified Contract will be taxable.

Distributions from a Contract are taxed as ordinary income. You may owe a 10% federal income tax penalty for distributions or withdrawals taken before age 59 1/2.

You generally are required to pay taxes on all amounts withdrawn from a Qualified Contract. Restrictions and penalties may apply to withdrawals from a Qualified Contract.

IF I HAVE QUESTIONS, WHERE CAN I GO?

If you or the plan administrator have any questions about the Contract, you or the plan administrator can contact your registered representative or write us at P.O. Box 1893, Galveston, Texas 77553-1893. You can call us at 1-800-306-2959.

CONTRACT OWNER TRANSACTION EXPENSES

The following table summarizes the charges we will make. The table also summarizes the fees and expenses of the Eligible Portfolios. You should consider this information with the information under the heading "Charges and Deductions" on page 17.

SALES LOAD AS A PERCENTAGE OF PURCHASE PAYMENTS                             0%
DEFERRED SALES LOAD ("SURRENDER CHARGE")

                  CONTRACT YEARS                   APPLICABLE SURRENDER CHARGE
                       AS A
                  PERCENTAGE OF
                 EACH WITHDRAWAL
                        1                                      4.0
                        2                                      3.5
                        3                                      3.0
                        4                                      2.5
                        5                                      2.0
                        6                                      1.5
                        7                                      1.0
                 8 and thereafter                              0.0

EXCHANGE FEE                                                             $ 10
(there is no exchange fee for
the first twelve transfers)
Annual Contract Fee                                                      $  0

Separate Account Annual Expenses
(AS A PERCENT OF AVERAGE NET ASSETS)
Mortality Risk Fee                                                       0.40%
Expense Risk Fee                                                         0.45%
Administrative Asset Fee                                                 0.10%
Total Separate Account Annual Expense                                    0.95%


American National Money Market Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after reimbursement * **	0.34%
Service Fee                                     0.25%
Other Expenses                                  0.28%
Total Portfolio Annual Expenses                 0.87%

*Without reimbursement, other expenses would have been 0.68% and the total portfolio annual expense would have been 1.18%.

American National Growth Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after reimbursement * **	0.40%
Service Fee	                                0.25%
Other Expenses                                  0.22%
Total Portfolio Annual Expenses	                0.87%

* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 0.97%.

American National Balanced Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after reimbursement * **	0.33%
Service Fee                                     0.25%
Other Expenses                                  0.32%
Total Portfolio Annual Expenses                 0.90%

* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.07%.

American National Equity Income Portfolio Annual Expenses
(as a percentage of average net assets)
Management Fees after                           0.50%
Service Fee                                     0.25%
Other Expenses                                  0.15%
Total Portfolio Annual Expenses                 0.90%

**  Under its Administrative Service Agreement with American National
Investment Accounts, Inc., Securities Management and Research, Inc. ("SM&R"), the fund's Investment Adviser and Manager, has agreed to pay (or to reimburse each Portfolio for) each Portfolio's expenses (including the advisory fee and administrative service fee paid to SM&R, but exclusive of interest, commissions and other expenses incidental to portfolio transactions) in excess of 1.50% per year of such Portfolio's average daily net assets. In addition, SM&R has entered into a separate undertaking with the fund effective May 1, 1994 until April 30, 2002, pursuant to which SM&R has agreed to reimburse the American National Money Market Portfolio and the American National Growth Portfolio for expenses in excess of 0.87%; the American National Balanced Portfolio for expenses in excess of 0.90% and the American National Government Bond Portfolio and American National High Yield Bond Portfolio for expenses in excess of 0.80%; the American National Equity Income Portfolio for expenses in excess of 0.92%; the American National International Stock Portfolio for expenses in excess of 1.10%; the American National Small-Cap/Mid Cap Portfolio for expenses in excess of 1.50 of each of such Portfolios' average daily net assets during such period. SM&R is under no obligation to renew this undertaking for any Portfolio at the end of such period.

FIDELITY INVESTMENT GRADE BOND PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                                         0.43%
Other Expenses                                                          0.11%
Total Portfolio  Annual Expenses                                        0.54%

FIDELITY ASSET MANAGER PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                                         0.53%
Other Expenses                                                          0.11%
Total Portfolio Annual Expenses                                         0.64%

     Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including this reimbursement, the annual class operating expenses were 0.63%

FIDELITY INDEX 500 PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                                         0.24%
Other Expenses                                                          0.11%
Total Portfolio Annual Expenses*                                        0.35%

*The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement may be discontinued by FMR at anytime.
 Including reimbursement,
the management fee, other expenses and total annual expenses in 2001 were 0.24%, 0.04% and 0.28%, respectively.


FIDELITY MONEY MARKET PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                                         0.18%
Other Expenses                                                          0.10%
Total Portfolio Annual Expenses*                                        0.28%


FIDELITY EQUITY-INCOME PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                                         0.48%
Other Expenses                                                          0.10%
Total Portfolio Annual Expenses*                                        0.58%

     Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including this reimbursement, the annual class operating expenses were 0.57%

FIDELITY HIGH INCOME PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                                         0.58%
Other Expenses                                                          0.13%
Total Portfolio Annual Expenses                                         0.71%

     Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including this reimbursement, the annual class operating expenses were 0.70%


FIDELITY GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                                         0.58%
Other Expenses                                                          0.10%
Total Portfolio Annual Expenses*                                        0.68%

     Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including this reimbursement, the annual class operating expenses were 0.65%

FIDELITY OVERSEAS PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                                         0.73%
Other Expenses                                                          0.19%
Total Portfolio Annual Expenses*                                        0.92%

     Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including this reimbursement, the annual class operating expenses were 0.87%

FIDELITY CONTRAFUND PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                                         0.58%
Other Expenses                                                          0.10%
Total Portfolio Annual Expenses*                                        0.68%

     Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including this reimbursement, the annual class operating expenses were 0.64%

FIDELITY ASSET MANAGER: GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                                        0.58%
Other Expenses                                                         0.15%
Total Portfolio  Annual Expenses*                                      0.73%

     Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including this reimbursement, the annual class operating expenses were 0.72%




EXAMPLE:  GROUP UNALLOCATED CONTRACT
If you surrender your Group Unallocated Contract at the end of the applicable time period:

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                    FUND                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
- ----------------------------------------------------------------------------------------
American National Growth                        58        89      121       214
American National Equity Income                 59        90      123       217
American National Balanced                      59        90      123       217
American National Money Market                  58        89      121       214
Fidelity Money Market                           53        71      91        149
Fidelity High Income                            57        84      113       197
FidelityEquity-Income                           56        80      106       182
Fidelity Growth                                 57        83      111       193
Fidelity Overseas                               59        91      124       219
Fidelity Investment Grade Bond                  55        79      104       178
Fidelity Asset Manager                          56        82      109       189
Fidelity Index 500                              53        73      94        157
Fidelity Contrafund                             57        83      111       193
Fidelity Asset Manager: Growth                  57        85      114       199



If you do not surrender your Group Unallocated Contract:

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                   FUND                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
- -------------------------------------------------------------------------------------
American National Growth                        18       57        99       214
American National Equity Income                 19       58        100      217
American National Balanced                      19       58        100      217
American National Money Market                  18       57        99       214
Fidelity Money Market                           13       39        68       149
Fidelity High Income                            17       52        90       197
FidelityEquity-Income                           16       48        83       182
Fidelity Growth                                 17       51        89       193
Fidelity Overseas                               19       59        101      219
Fidelity Investment Grade Bond                  15       47        81       178
Fidelity Asset Manager                          16       50        87       189
Fidelity Index 500                              13       41        71       157
Fidelity Contrafund                             17       51        89       193
Fidelity Asset Manager: Growth                  17       53        91       199


You should not consider the examples as representative of past or future expenses. The examples do not include the deduction of any state premium taxes assessed.

The purpose of the preceding table is to assist you in understanding the various costs and expenses the Contract will bear directly or indirectly. The table reflects expenses of the Separate Account and the Eligible Portfolios. The expenses shown above for the Eligible Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account's assets or reductions from Accumulation Value. These expenses are taken into consideration in computing each portfolio's net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of an Eligible Portfolio. Annual Contract fees are deducted pro rata from each subaccount and our Fixed Account. For a more complete description of the various costs and expenses of the American National Fund and the Fidelity Funds, see their Prospectuses.

ACCUMULATION UNIT VALUES
(For an accumulation unit outstanding throughout the period)

                                                                                YEAR ENDED DECEMBER 31,
GROUP CONTRACTS IN THE ACCUMULATION PERIOD            2001           2000       1999      1998      1997
- -------------------------------------------------------------------------------------------------------
AMERICAN NATIONAL GROWTH PORTFOLIO
Accumulation unit value at beginning of period        $2.520     $2.618   $  2.302   $ 1.968   $ 1.558
Accumulation unit value at end of period              $2.079     $2.520   $  2.618   $ 2.302   $ 1.968
Number of accumulation units outstanding at
   end of period                                         430        430      3,291     2,746    17,443

AMERICAN NATIONAL MONEY MARKET PORTFOLIO
Accumulation unit value at beginning of period        $0.00      $0.000   $  0.000   $ 1.101   $ 1.387
Accumulation unit value at end of period              $0.00      $0.000   $  0.000   $ 0.000   $ 1.101
Number of accumulation units outstanding at
   end of period                                      --           --         --        --        --

AMERICAN NATIONAL BALANCED PORTFOLIO
Accumulation unit value at beginning of period        $1.906    $1.848   $  1.729   $ 1.504   $ 1.369
Accumulation unit value at end of period              $1.782     $1.906   $  1.848   $ 1.729   $ 1.504
Number of accumulation units outstanding at
   end of period                                       3,579      3,579      3,659     3,400     3,587

AMERICAN NATIONAL EQUITY INCOME PORTFOLIO
Accumulation unit value at beginning of period        $2.800     $2.523   $  2.178   $ 1.903   $ 2.466
Accumulation unit value at end of period              $2.386     $2.800   $  2.523   $ 2.178   $ 1.903
Number of accumulation units outstanding at
   end of period                                         489       489        500       454       465

FIDELITY VIPII INVESTMENT GRADE BOND
Accumulation unit value at beginning of period        $1.486     $1.349   $  1.378   $ 1.283   $ 1.185
Accumulation unit value at end of period              $1.597     $1.486   $  1.349   $ 1.378   $ 1.283
Number of accumulation units outstanding at
   end of period                                       2,968      2,968      4,934     5,606    13,768

FIDELITY VIPII ASSET MANAGER
Accumulation unit value at beginning of period        $0.00      $1.976   $  1.798   $ 1.583   $ 1.318
Accumulation unit value at end of period              $1         $0.000   $  1.976   $ 1.798   $ 1.583
Number of accumulation units outstanding at
   end of period                                       0              0    104,346    92,333    78,051

FIDELITY VIPII INDEX 500
Accumulation unit value at beginning of period        $3.371     $3.752   $  3.148   $ 2.487   $ 1.777
Accumulation unit value at end of period              $2.935     $3.371   $  3.752   $ 3.148   $ 2.487
Number of accumulation units outstanding at
   end of period                                         595        595      3,150     2,704    11,675

FIDELITY VIP MONEY MARKET
Accumulation unit value at beginning of period        $1.361     $1.291   $  1.242   $ 1.196   $ 1.109
Accumulation unit value at end of period              $1.405     $1.361   $  1.291   $ 1.242   $ 1.196
Number of accumulation units outstanding at
   end of period                                       8,039      8,039      8,217     7,631    10,040

FIDELITY VIP EQUITY INCOME FUND
Accumulation unit value at beginning of period         $2.459            $2.289   $  2.176   $ 1.980   $ 1.535
Accumulation unit value at end of period               $2.312            $2.459   $  2.289   $ 2.176   $ 1.980
Number of accumulation units outstanding at
   end of period                                        1,725             1,725     93,417    85,638    77,128

FIDELITY VIP HIGH INCOME FUND
Accumulation unit value at beginning of period         $1.269            $1.653   $  1.545   $ 1.635   $ 1.415
Accumulation unit value at end of period               $1.11             $1.269   $  1.653   $ 1.545   $ 1.635
Number of accumulation units outstanding at
   end of period                                        5,940             5,940      6,316     5,792     8,122

FIDELITY VIP GROWTH
Accumulation unit value at beginning of period         $3.286            $3.729   $  2.743   $ 1.994   $ 1.587
Accumulation unit value at end of period               $2.682            $3.286   $  3.729   $ 2.743   $ 1.994
Number of accumulation units outstanding at
   end of period                                        2,681             2,681     10,985    13,476    28,010

FIDELITY VIP OVERSEAS
Accumulation unit value at beginning of period         $1.659            $2.072   $  1.468   $ 1.319   $ 1.190
Accumulation unit value at end of period               $1.309            $1.659   $  2.072   $ 1.468   $ 1.319
Number of accumulation units outstanding at
   end of period                                           46                46     59,499    52,812    43,013

FIDELITY VIPII CONTRA FUND
Accumulation unit value at beginning of period         $2.563            $2.772   $  2.255   $ 1.757   $ 1.455
Accumulation unit value at end of period               $2.227            $2.563   $  2.772   $ 2.255   $ 1.757
Number of accumulation units outstanding at
   end of period                                          994               994      4,749     5,704     9,016

FIDELITY VIPII ASSET MANAGER GROWTH
Accumulation unit value at beginning of period         $1.754            $2.023   $  1.774   $ 1.503   $ 1.222
Accumulation unit value at end of period               $1.608            $1.754   $  2.023   $ 1.774   $ 1.503
Number of accumulation units outstanding at
   end of period                                        1,386             1,386      1,678     1,886     9,295

CONTRACT

TYPE OF CONTRACT

This Prospectus offers a group unallocated variable annuity contract, which is a form of Deferred Annuity Contract.

CONTRACT APPLICATION AND PURCHASE PAYMENTS

To purchase a Contract, you must complete an application and send the minimum Purchase Payment to our home office. (See "Allocation of Purchase Payments", page 15.) If the application cannot be processed within five days after receipt, we will request your permission to retain the payment until the completed application is received. If the application is not completed, and we do not receive such permission within five days after receipt of the payment, we will return your payment. We will credit your initial Purchase Payment to the Contract within two business days after a completed application is received at our home office.

You have a "free look" period during which you can return the Contract to our home office and get a refund. The refund will equal the greater of (1) all of your Purchase Payments or (2) Accumulation Value plus charges deducted by us during such period. The "free look" period is established by state law and generally runs ten days after you receive a Contract. The "free look" period is not based on the date a Plan Participant receives a Contract. Therefore, the "free look" period may have expired before a Plan Participant makes his or her initial contribution to a Plan. We require that Purchase Payments received by us during the 15-day period after the Date of Issue be allotted to the Fidelity Money Market Portfolio. Thereafter, amounts allotted to such subaccount and Purchase Payments paid are allotted as directed by you. No Surrender Charges are assessed on refunds.

ALLOCATION OF PURCHASE PAYMENTS

After the "free look" period, Purchase Payments will be allotted to the subaccounts and the Fixed Account according to instructions in the application. You can change these allocations at any time by written instruction to our home office or by telephone, if a properly completed telephone transfer authorization form is on file with us.

CREDITING OF ACCUMULATION UNITS

Purchase Payments will be used to purchase Accumulation Units in subaccounts and be allotted to the Fixed Account as the Contractowner has instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allotted to a subaccount by the Accumulation Unit value for that subaccount computed following such allocation. Purchase Payments are not credited until actually received by us. A Plan Participant's contribution to a Plan will not be credited until the Contractowner forwards such contribution to us.

DETERMINING ACCUMULATION UNIT VALUES

The Accumulation Unit value of each subaccount reflects the investment performance of that subaccount. We calculate Accumulation Unit value on each Valuation Date by:

 .  multiplying the per share net asset value of the corresponding Eligible
   Portfolio by the number of shares held by the subaccount, after the purchase or redemption of any shares on the Valuation Date;

 . subtracting a charge for the administrative fee, distribution expense charge and the mortality and expense risk fee for that subaccount; and

.. dividing by the number of units held in the subaccount on the Valuation Date, before the purchase or redemption of any units on that date.

We will calculate the Accumulation Unit Value for each subaccount at the end of each Valuation Period. Investment performance of the Eligible Portfolios, their expenses and the deduction of certain charges by us affect the Accumulation Unit value for each subaccount.

TRANSFERS

You can make transfers among the subaccounts and the Fixed Account subject to the following restrictions:

 . Transfers from subaccounts must be at least $250, or the balance of the subaccount, if less.

 .  A subaccount must have a balance of at least $100 after a transfer.

 . Only one transfer from the Fixed Account can be made, and such transfer must be made during the first thirty (30) days of each Contract Year and cannot exceed the greater of (1) 25% of the amount in the Fixed Account or (2) $1,000.

 . The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer. (See "Exchange Fee," page 17.)

We will make transfers and determine values on the later of (1) the date designated in your request or (2) the end of the Valuation Period in which your transfer request is received.

We may revoke or modify the transfer privilege.

CHARGES AND DEDUCTIONS

SURRENDER CHARGE

Since no sales charge is deducted from Purchase Payments, a Surrender Charge may be imposed on withdrawals to cover expenses of distributing the Contracts at a rate of no more than 4% over the first seven Contract Years. (See "Deferred Sales Load (`Surrender Charge')" on page 8). Even if your Accumulation Value is less than the total of your Purchase Payments, your Surrender Charge for a full surrender will be based upon the total of your Purchase Payments. Assume that you have $30,000 Accumulation value, but you have paid $38,000 in Purchase Payments. On a full surrender, you can still withdraw 10% of your Accumulation value, or $3,000, without a Surrender Charge; however, the applicable Surrender Charge percentage would then be applied to the total Purchase Payment less the free withdrawal amount, or $35,000, not the $30,000 in Accumulation Value.

OTHER CHARGES

 The Contract is subject to certain other charges:

 .  Administrative Charges

 .  An administrative asset fee charged daily at an annual rate of 0.10%.

    This fee is designed to reimburse us for the cost of administration and is not intended to produce a profit.

 .  Premium Taxes

    Premium taxes (which presently range from 0% to 3.5%) will be deducted if assessed.

 .  Mortality and Expense Risk Fee

    Annuity payments will not decrease because of adverse mortality experience of Plan Participants as a class or increases in our actual expenses over expense charges. We assume the risks that Plan Participants as a class may live longer than expected (requiring a greater number of annuity payments) and that fees may not be sufficient to cover our actual costs. In assuming these risks, we agree to continue annuity payments under life contingent annuity options determined in accordance with the annuity tables and other provisions of the Contract, to the Plan Participant or other payee for life. In addition, we are at risk for the death benefits payable under the Contract, to the extent that the death benefit exceeds the Accumulation Value.

    For our promises to accept these risks, we will charge a per annum mortality and expense risk fee of .85% will be assessed daily against the Separate Account. Although we could realize a gain or a loss from such fees depending on the mortality experienced and expenses actually incurred, we expect to profit from this charge. We may use such profit for any proper purpose, including distribution expenses.

 .  Charges for Taxes

    None at present. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account and the Fixed Account. We would not realize a profit on such charges.

 .  Exchange Fee

    A $10.00 exchange fee is charged for transfers among the subaccounts and to the Fixed Account after twelve transfers per Contract Year. Such fee compensates us for the costs of effecting the transfers. We do not expect to make a profit from the exchange fee. The exchange fee will be deducted from the amount transferred. There is no charge for the one transfer from the Fixed Account permitted each Contract Year.

DEDUCTION OF FEES

Deductions for annual fees will be prorated among the subaccounts and the Fixed Account.

EXCEPTIONS TO CHARGES

We may reduce charges in sales to a trustee, employer or similar entity if we determine that such sales reduce sales or administrative expenses.

DISTRIBUTIONS UNDER THE CONTRACT

SURRENDERS

If permitted by the Plan for which the Contract was purchased, the Contractowner may surrender the Contract, in whole or in part, subject to the following limitations:

 . If a partial surrender would leave less than $250 Accumulation Value, the Contract must be fully surrendered.

 . A partial surrender request should specify the allocation of that surrender among the subaccounts and the Fixed Account. If not specified, we will prorate the surrender among the subaccounts and the Fixed Account. Surrender Charges will be deducted from the Accumulation Value remaining after a partial surrender.

The Accumulation Unit value for Surrenders will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our home office of your surrender request.

Accumulation Value available for full or partial surrenders can be determined by:

 . multiplying the number of Accumulation Units for each subaccount times the Accumulation Unit value

 .  adding any Accumulation Value in the Fixed Account; and

 .  deducting prorata annual administrative fees and any surrender charge

We expect to pay surrenders within seven days of receipt of your written request in proper form. We may delay payment of a partial surrender from the Fixed Account for up to six (6) months.

Unless you provide us a written election not to have federal and state income taxes withheld, we are required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.

ANNUITY PAYMENTS

The Contractowner can apply all or part of the Accumulation Value to any of the annuity options described below. Such Accumulation Value will be transferred to the Fixed Account and annuity payments will be based upon the annuity option selected. Payments will be to the Plan Participant designated by the Contractowner.

ANNUITY OPTIONS

The following annuity options are available to Contractowners. The Plans will specify which of these options are available to individual Plan Participants.

 . Option 1 - Life Annuity -- monthly payments during the lifetime of an individual, ceasing with the last annuity payment due before the individual's death. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred before the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

 . Option 2 - Life Annuity with ten or 20 Years Certain -- monthly payments during the lifetime of an individual with payments made for a period certain of not less than ten or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain.

 . Option 3 - Joint and Survivor Annuity -- monthly payments during the joint lifetime of an individual and another named individual and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor's death. It would be possible under this option for only one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two annuity payments if both died before the third annuity payment date, etc.

 . Option 4 - Deposit Option -- The amount due may be left on deposit with us for placement in our Fixed Account with interest not less than 3.0% per annum. Interest will be paid annually, semiannually, quarterly or monthly as elected. This option may not be available under certain Qualified Contracts. Any amount remaining under Option 4 may be withdrawn as a lump sum or, if that amount is at least $2,000, may be applied under any one of the first three Options. The lump sum payment requested will be paid within seven days of receipt of the request at our home office based on the value computed on the next Valuation Date after receipt of the request.

 . Option 5 - IRC Age Recalculation -- payment based upon the Annuitant's life expectancy, or the joint life expectancies of the Annuitant and a beneficiary, at the Annuitant's attained age (and the beneficiary's attained or adjusted age, if applicable), each year as computed in reference to actuarial tables prescribed by the U.S. Treasury Secretary, until the amount applied, adjusted daily by the investment results, is exhausted.

 .  Other Annuity Forms -- May be agreed upon.

If a beneficiary dies while receiving annuity payments certain under Option 2, 3 or 5 above, the present value of minimum guaranteed payments will be paid in a lump sum to the estate of the beneficiary.

ANNUITY PROVISIONS

We determine qualified life contingent annuity payments based on the mortality table [1983 Table "a" (female) projected to 1993, and 3.0% interest] which generally reflects the age of the Plan Participant and type of annuity option selected and will vary with the investment performance of Eligible Portfolios you choose. The attained age at settlement will be adjusted downward by one year for each full five-year period that has lapsed since January 1, 1993. The effect of this adjustment is a reduction in the annuity payment provided.

Payment of surrender amounts and transfers may be postponed whenever: (1) the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of the Contractowners; or (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

THE COMPANY, SEPARATE ACCOUNT, FUNDS AND FIXED ACCOUNT

AMERICAN NATIONAL INSURANCE COMPANY

The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life, accident and health insurance and annuities. Our home office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Moody Foundation, a charitable foundation, owns approximately 23.7% and the Libbie S. Moody Trust, a private trust, owns approximately 37.6% of our common stock

We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the Separate Account's financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the Separate Account's and our liabilities and reserves. A full examination of our operations is also conducted periodically by the National Association of Insurance Commissioners.

Obligations under the Contract are our obligations.

THE SEPARATE ACCOUNT

We established the Separate Account under Texas law on July 30, 1991. The Separate Account's assets are held exclusively for the benefit of persons entitled to payments under variable annuity contracts issued by us. We are the legal holder of the Separate Account's assets and will cause the total market value of such assets to be at least equal to the Separate Account's reserve and other contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Eligible Portfolios by each of the subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account's assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account's assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are currently fourteen subaccounts within the Separate Account available to Contractowners and each invests only in a corresponding Eligible Portfolio.

Since we are the legal holder of the Eligible Portfolio shares in the Separate Account, we have the right to vote such shares at shareholders' meetings. To the extent required by law, we will vote in accordance with instructions from Contractowners. The number of votes for which a Contractowner has the right to provide instructions will be determined as of the record date selected by the Board of Directors of the American

National Fund and the Fidelity Funds. We will furnish you proper forms, materials and reports to enable you to give us instructions if you choose.

The number of shares of an Eligible Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding subaccount by the net asset value of one share in such Eligible Portfolio. Fractional shares will be counted. Shares of an Eligible Portfolio held in a subaccount for which you have not given timely instructions and other shares held in a subaccount will be voted by us in the same proportion as those shares in that subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Eligible Portfolios in our own right.

The Separate Account is not the only separate account that invests in the Eligible Portfolios. Other separate accounts, including those funding other variable annuity contracts, variable life policies and other insurance contracts and retirement plans, invest in some of the Eligible Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with owners of variable life insurance policies funded by the Separate Account and owners of other variable annuity contracts whose values are allotted to other separate accounts investing in the Eligible Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contractowners or owners of other contracts and the retirement plans which invest in the Eligible Portfolios or their participants. If a material conflict arises, we will take any necessary steps, including removing the Eligible Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Eligible Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Eligible Portfolios for more information.

THE FUNDS

Each subaccount invests in shares of a corresponding Eligible Portfolio of the American National Fund and the Fidelity Funds. The investment objectives and policies of each Eligible Portfolio are summarized below. You will be notified of and have an opportunity to instruct us how to vote on any proposed material change in the investment policy of any Eligible Portfolio in which you have an interest.

 The American National Fund - currently has the following series or portfolios, each of which is an Eligible Portfolio:

 . AMERICAN NATIONAL MONEY MARKET PORTFOLIO ... seeks the highest current income consistent with the preservation of capital and maintenance of liquidity.

 . AMERICAN NATIONAL GROWTH PORTFOLIO ... seeks to achieve capital appreciation.

 . AMERICAN NATIONAL BALANCED PORTFOLIO ... seeks to conserve principal, produce reasonable current income, and achieve long-term capital appreciation.

 . AMERICAN NATIONAL EQUITY INCOME PORTFOLIO ... seeks to achieve growth of capital and/or current income.

Securities Management and Research, Inc. ("SM&R"), one of Our wholly owned subsidiaries, is the American National Fund's investment adviser. SM&R also provides investment advisory and portfolio management services to us and to other clients. SM&R maintains a staff of experienced investment personnel and related support facilities.

 The Fidelity Funds - currently have sixteen series or portfolios, the following 10 of which are Eligible Portfolios:

 . FIDELITY INVESTMENT GRADE BOND PORTFOLIO ... seeks as high a level of current income as is consistent with the preservation of capital. The portfolio normally invests in U. S. dollar-denominated investment-grade bonds. The portfolio is managed to have similar overall interest rate risk to the Lehman Brothers Aggregate Bond Index.

 . FIDELITY EQUITY INCOME PORTFOLIO ... seeks reasonable income, while also considering the potential for capital appreciation. The portfolio seeks a yield which exceeds the composite yield on the securities comprising the S&P
    500. The portfolio normally invests at least 65% of its total assets in income-producing equity securities. It may also invest in other types of equity securities and debt securities, including lower-quality debt securities.

 . FIDELITY HIGH INCOME PORTFOLIO ... seeks a high level of current income while also considering growth of capital. The portfolio normally invests at least 65% of its total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions on resale to the general public. The portfolio may also invest in non-income producing securities, including defaulted securities and common stocks. The portfolio currently intends to limit common stocks to 10% of the portfolio's assets .

 . FIDELITY GROWTH PORTFOLIO ... seeks capital appreciation. The portfolio normally invests primarily in common stocks, of companies believed to have above-average growth potential.

 . FIDELITY OVERSEAS PORTFOLIO ... seeks long term growth of capital. The portfolio normally invests at least 65% of its total assets in foreign securities, primarily common stocks. The portfolio normally diversifies its investments across different countries and regions.

 . Fidelity Money Market Portfolio ... seeks as high a level of current income as is consistent with the preservation of capital and liquidity. The portfolio will invest in U.S. dollar denominated money market securities of domestic and foreign issuers, including U.S. government securities and repurchase agreements.

 . FIDELITY ASSET MANAGER PORTFOLIO ... seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

 . FIDELITY INDEX 500 PORTFOLIO ... seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500. The portfolio seeks to achieve a 98% or better correlation between its total return and the total return of the index.

 . FIDELITY CONTRAFUND PORTFOLIO ... seeks long-term capital appreciation. The portfolio normally invests primarily in common stocks. The portfolio invests in securities of companies whose value the portfolio believes is not fully recognized by the public.

 . FIDELITY ASSET MANAGER: GROWTH PORTFOLIO ... seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

The Fidelity Management & Research Company ("FMR") is the Fidelity Funds' investment adviser. FMR provides a number of mutual funds and other clients with investment research and portfolio management services. Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East), wholly-owned subsidiaries of FMR, provide research with respect to foreign securities. FMR maintains a large staff of experienced investment personnel and a full complement of related support facilities.

THE ACCOMPANYING PROSPECTUSES SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING AND CONTAIN A FULL DESCRIPTION OF THE AMERICAN NATIONAL FUND AND THE FIDELITY FUNDS, THEIR INVESTMENT POLICIES AND RESTRICTIONS, RISKS, CHARGES AND EXPENSES AND OTHER ASPECTS OF THEIR OPERATION.

We have arrangements to provide services to certain Eligible Portfolios for which the advisor or distributor of such portfolios pays us fees. The fees are based upon an annual percentage of the average aggregate net amount invested by us in such Eligible Portfolios. Some advisors or distributors pay us higher fees than others.

The Eligible Portfolios and the mutual funds of which they are a part are sold only to registered separate accounts of insurance companies offering variable annuity and variable life insurance contracts and, in some cases, to certain qualified pension and retirement plans. The Eligible Portfolios and mutual funds are not sold to the general public and should not be mistaken for other mutual funds offered by the same sponsor or that have similar names.

CHANGES IN INVESTMENT OPTIONS

We may establish additional subaccounts which would invest in portfolios of other mutual funds chosen by us. We may also, from time to time, discontinue the availability of existing subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or appropriate. In addition, if a subaccount is discontinued, we may redeem shares in the corresponding Eligible Portfolio and substitute shares of another mutual fund. We will not do so, or make other changes, without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our separate accounts.

FIXED ACCOUNT

You can allot all or a portion of a Purchase Payment to the Fixed Account. Subject to certain limitations, you can also transfer Accumulation Value from the subaccounts to the Fixed Account. Transfers from the Fixed Account to the subaccounts are restricted. (See "Transfers" on page 16).

We guarantee that we will credit interest to the Fixed Account at an effective annual rate of at least 3.0% compounded daily. We may, at our discretion, declare higher interest rate(s) for amounts allotted or transferred to the Fixed Account.

Purchase Payments allotted to and transfers from a subaccount to the Fixed Account are placed in our General Account. We have sole discretion regarding the investment of and bear the investment risk with respect to the assets in our General Account. You bear the risk that the declared rate will fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "`33 Act") and the General Account has not been registered as an investment company under the Investment Company Act of 1940 (the "`40 Act"). Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the `33 Act or `40 Act. We understand that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract. However, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

FEDERAL TAX MATTERS

INTRODUCTION

The following discussion is general in nature and is not intended as tax advice for each Contractowner. It does not address the tax consequences resulting from all situations in which a Contractowner may maintain such a Contract. Tax advice should be sought from a competent source prior to purchase. The discussion below is based on American National's understanding of the present federal tax law as currently interpreted by the Internal Revenue Service. No representation is made as to the continuation of present federal tax law or its current interpretation. State tax law may also be applicable.

TAXATION OF ANNUITIES IN GENERAL

Since a Group Unallocated Contract is not purchased directly by individuals, those portions of the Code relating to individual ownership are not applicable to the Group Unallocated Contractowner. Certain provisions of Section 72 of the Code would apply if the Contractowner is a corporation or is not a natural person and the Contract is not maintained under a plan which has favorable tax treatment under the Code.

The United States Treasury Department has adopted regulations under Section 817(h) of the Code which set standards of diversification for the investment underlying the Contract, in order for the Contract to be treated as annuities for income tax purposes. American National intends that these diversification standards will be satisfied. American National reserves the right to amend the Contract in any way necessary to maintain compliance with these standards.

QUALIFIED CONTRACTS

The Group Unallocated Contract is designed for use with several types of qualifying Plans subject to Code sections 401 and 457. The tax rules applicable to such qualified Plans vary according to the type of Plan and the terms and conditions of the Plan itself. Participants in qualified Plans may include business owners (both self-employed and stockholders) and their employees for whom pension and profit sharing plans have been established and government employees covered by a section 457 deferred compensation plan.

As a general rule, purchase payments made by or for participants in qualified Plans are not subject to taxation at the time such payments are made in the Contract. In their capacity as Plan trustees or administrators, Contractowners are responsible for the communication of appropriate information about the operation of the Plan and the tax consequences of distributing benefits. Distribution of benefits and tax withholding thereon is the sole responsibility of the Contractowner.

Due to the complexity of the tax rules associated with the sponsorship and operation of qualified Plans, entities contemplating establishment of such Plans should seek advice from competent sources with respect to the responsibilities and obligations associated with such Plans.

PERFORMANCE

Performance information for the subaccounts may appear in reports and advertising to current and prospective Contractowners. The performance information is based on historical investment experience of the subaccounts and the Eligible Portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Eligible Portfolio share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contractowner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load.

The Fidelity Money Market subaccount and the American National Money Market subaccount may advertise their current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The Fidelity Investment Grade Bond and the Fidelity High Income subaccounts may advertise a 30-day yield which reflects the income generated by an investment in the subaccount over a 30-day period.

DISTRIBUTOR OF THE CONTRACT

Securities Management and Research, Inc. ("SM&R"), 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, our wholly-owned subsidiary, is the principal underwriter of the Contract. SM&R was organized under the laws of the State of Florida in 1964; is a registered broker/dealer; and is a member of the National Association of Securities Dealers.

SM&R's registered representatives selling a Contract will receive commissions from SM&R. After issuance of the Contract, broker-dealers will receive commissions aggregating up to 6.1% of the Purchase Payments. In addition, after the first Contract Year, broker-dealers who have distribution agreements with us may receive an annual commission of up to 0.25% of the Contract's Accumulation Value.

LEGAL MATTERS

Various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law, have been reviewed by Greer, Herz and Adams, LLP, General Counsel.

LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

EXPERTS

The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2001 and for the year then ended and the statements of net assets of American National Variable Annuity Separate Account as of December 31, 2001 and the related statements of operations for the year then ended, and the statements of changes in net assets for the year then ended, included in this prospectus and elsewhere in the registration statement, have been audited by KPMG LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

The consolidated statement of income and the related statements of changes in stockholders' equity and cash flows of American National Insurance Company and subsidiaries for the year ended December 31, 1999, included in this prospectus and elsewhere in the registration statement, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said report.

ADDITIONAL INFORMATION

A registration statement describing the Contracts has been filed with the Securities and Exchange Commission under the `33 Act. This Prospectus does not contain all information in the registration statement, to which reference is made for further information concerning us, the Separate Account and the Contract offered hereby. Statements contained in this Prospectus as to the terms of the Contract and other legal instruments are summaries. For a complete statement of such terms, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. The financial statements can be found in the Statement of Additional

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                              PAGE
The Contract...............................................      3
Valuation of Accumulation Units............................      3
Computation of Variable Annuity Payments...................      3
Annuity Unit Value.........................................      4
Summary....................................................      4
Exceptions to Charges......................................      5
Tax Matters................................................      7
Assignment.................................................      9
Minimum Distributions Program..............................      9
Distribution of the Contract...............................     10
Records and Reports........................................     10
Performance................................................     11
Total Return...............................................     11
Other Total Return.........................................     11
Yields.....................................................     12
State Law Differences......................................     13
Separate Account...........................................     13
Termination of Participating Agreements....................     14
Financial Statements.......................................     17
Financials.................................................     18

AMERICAN NATIONAL VARIABLE ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY
HOME OFFICE  ONE MOODY PLAZA  GALVESTON TX 77550-7999
1-800-306-2959
RELATING TO THE PROSPECTUS DATED MAY 1, 2002

CUSTODIAN

American National Insurance Company
One Moody Plaza
Galveston, Texas 77550-7999

PRINCIPAL DISTRIBUTOR

Securities Management and Research, Inc.
2450 South Shore Boulevard, Suite 400
League City, Texas 77573

INDEPENDENT AUDITORS

KPMG LLP
700 Louisiana
Houston, Texas 77002-2786

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectuses for the Contracts.


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE
ACCOUNT STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2002

This Statement of Additional Information expands upon subjects discussed in the current prospectuses for the Variable Annuity Contracts ("the Contracts") offered by American National Insurance Company ("American National"). You may obtain a copy of the prospectuses dated May 1, 2002, by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999. Terms used in the current prospectuses for the Contracts are incorporated in this Statement.


Form 5774-SAI                                       Rev. 5-02

             TABLE OF CONTENTS
                                              PAGE
The Contracts..............................      3
Valuation of Accumulation Units............      3
Computation of Variable Annuity Payments...      3
Annuity Unit Value.........................      4
Summary....................................      4
Exceptions to Charges......................      5
Termination of Contracts...................      5
Group Unallocated Contracts................      6
Additional Federal Tax Matters.............      7
Limits on Subsequent Purchase Payments
(Under the Internal Revenue Code)..........      7
Taxation of American National..............      7
Tax Status of the Contracts................      8
Diversification Requirement................      8
Required Distributions.....................      8
Assignment.................................      9
Distribution of the Contracts..............     10
Records and Reports........................     10
Performance................................     11
Total Return...............................     11
Yields.....................................     12
State Law Differences......................     13
Separate Account...........................     13
Termination of Participating Agreements....     14
Financial Statements.......................     17
Financials.................................     18

THE CONTRACTS

The following provides additional information about the Contracts which supplements the description in the prospectus and which may be of interest to some Contractowners.

VALUATION OF ACCUMULATION UNITS

The Accumulation Unit Value for a subaccount on any day is equal to (a) divided by (b), where (a) is the net asset value of the corresponding Eligible Portfolio of the underlying fund owned by each subaccount less any applicable deductions and (b) is the number of Accumulation Units of that subaccount at the beginning of that day.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS

The amount of the first variable annuity payment to the Annuitant will depend on the amount of his/her Accumulation Value applied to affect the variable annuity as of the tenth day immediately preceding the date annuity payments commence, the amount of any premium tax owed (if applicable), the annuity option selected, and the age of the annuitant. The Contracts contain tables indicating the dollar amount of the first annuity payment under annuity options 1, 2, 3, and 4 for each $1,000 of Accumulation Value at various ages. These tables are based upon the 1983 Table a (promulgated by the Society of Actuaries) and an Assumed Investment Rate (the AIR) of 3.0% per annum.

In any subsequent month, the dollar amount of the variable annuity payment is determined by multiplying the number of annuity units in the applicable division(s) by the value of such annuity unit on the tenth day preceding the due date of such payment. The annuity unit value will increase or decrease in proportion to the net investment return of the division(s) underlying the variable annuity since the date of the previous annuity payment, less an adjustment to neutralize the 3.0% or other AIR referred to above.

Therefore, the dollar amount of variable annuity payments after the first will vary with the amount by which the net investment return is greater or less than the 3.0% (or other AIR) per annum. For example, assuming a 3.5% AIR, if an Eligible Portfolio has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 1.5 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the eligible Portfolio.

If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2.5 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable division.

ANNUITY UNIT VALUE

The value of an annuity is calculated at the same time that the value of an Accu mulation Unit is calculated and is based on the same values for shares of Eligible Portfolios and other assets and liabilities. The following illustrations show, by use of hypothetical examples, the method of determining the annuity unit value and the amount of variable annuity payments.

ILLUSTRATION: CALCULATION OF ANNUITY UNIT VALUE

Annuity at age 65: Life with 120 payments certain

1. Annuity unit value, beginning of period           $  .980000

2. Net investment factor for Period                    1.001046

3. Daily adjustment for 3.0% Assumed Investment Rate    .999919

4. (2) x (3)                                           1.000965

5. Annuity unit value, end of period (1) x (4)       $  .980946

ILLUSTRATION: ANNUITY PAYMENTS

Annuity at age 65: Life with 120 payments certain

1. Number of accumulation units at annuity date       10,000.00

2. Accumulation Unit value
  (10 days prior to date of first monthly payment)   $ 1.800000

3. Accumulation Value of Contract (1) x (2)          $18,000.00

4. First monthly annuity payment per
   $1,000 of Accumulation Value                      $     5.63

5. First monthly annuity payment (3) x (4) / 1,000   $   101.34

6. Annuity Unit value
  (10 days prior to date of first monthly payment)   $  .980000

7. Number of annuity units (5) / (6)                    103.408

8. Assume annuity unit value for second month
   equal to                                          $  .997000

9. Second monthly annuity payment (7) x (8)          $   103.10

10.Assume annuity unit value for third month
   equal to                                          $  .953000

11.Third monthly annuity payment (7) x (10)          $    98.55

SUMMARY

In conclusion, for a variable annuity the key element to pricing the annuity is unknown; there is no interest rate guarantee made and interest credited will depend upon actual future results. The technique used to overcome this obstacle is the calculation of the premium for the annuity using an AIR. The initial variable annuity payment is based upon this premium; subsequent payments will increase or decrease depending upon the relationship between the AIR and the actual investment performance of Eligible Portfolios to be passed to the annuitant. Suppose an Eligible Portfolio showed a monthly return of 1% after the first month, the participant's second monthly payment would be (assuming 30 days between payments):

   $100 x [1.01/(1.03)/30/365/] = $100.75

We have shown that the AIR methodology means that at each payment date the value in a participant's annuity is updated to reflect actual investment results to date, but continued assumption of the AIR for the remainder of the Annuity Period.

EXCEPTIONS TO CHARGES

The surrender charges or other administration charges or deductions may be reduced for sales of Contracts to a trustee, employer or similar entity representing a group where such sales result in savings of sales or administrative expenses. The entitlement to such a reduction in surrender charges or other charges or deductions will be determined by American National based on the following factors: (1) the size of the group; (2) the total amount of purchase payments to be received from a group; (3) the purpose for which the Contracts are being purchased; (4) the nature of the group for which the Contracts are being purchased; and (5) any other circumstances of which American National is not presently aware but that could result in reduced sales or administrative expenses.

Directors, officers and bona fide full-time employees (and their spouses and minor children) of Securities Management and Research, Inc. and American National are permitted to purchase contracts with substantial reduction of surrender charges or other administrative charges or deductions. No sales commission will be paid on such contracts.

TERMINATION OF CONTRACTS

American National reserves the right to terminate any Group Unallocated Contract under the following circumstances:

 . the contract value is less than $2,000 after the end of the first contract year, or $5,000 after the end of the third contract year;

 . the Plan pursuant to which the Contract is issued is terminated for any reason or becomes disqualified under Section 401 or 403 of the Internal Revenue Code or

 .  for any reason after the eighth policy year.

    American National may also terminate individual Contracts during the Accumulation Period if certain conditions exist. These conditions are that

 . no purchase payments have been received by American National for the Contract for three full years;

 .  the Accumulation Value of the Contract is less than $200; and

 . the value of the Contract allocated to the Fixed Account, projected to the maturity date, would produce installments of less than $20 per month using contractual guarantees.

Termination of a Contract may have adverse tax consequences. (See the prospectus at "Federal Tax Matters," page 45.)

GROUP UNALLOCATED CONTRACTS

Group Unallocated Contract is a contract between the Contractowner and American National. Individual accounts are not established for Plan Participants unless one of the annuity payment options is selected.

ADDITIONAL FEDERAL TAX MATTERS

LIMITS ON SUBSEQUENT PURCHASE PAYMENTS

(UNDER THE INTERNAL REVENUE CODE)

The amount of subsequent Purchase Payments may be increased or decreased on any date, and submission of a Purchase Payment different from the previous Purchase Payment will automatically effect such an increase or decrease. However, U.S. Treasury Regulations currently permit only one change to a salary deduction agreement in any taxable year for contracts issued to qualify under Section 403(b) of the Internal Revenue Code (the Code). Contracts issued under Section 408(b) of the Code provide that the maximum Purchase Payments for each Participant for a taxable year shall be $2,000 or other such amount as may become permissible under amended laws. Contracts issued to qualify under Section 408(k) of the Code provide that the maximum annual Purchase Payment by an employer for each employee shall be the lesser of 25% of the employee's compensation or $30,000 or such other amount as may become permissible under amended law.

Contracts issued to qualify under Section 457 of the Code provide that the maximum Purchase Payment in any taxable year shall be $7,500 for each Participant or such other amount as may become permissible under amended law. Such contracts further provide for an increase in Purchase Payments for one or more of the Participant's last three taxable years ending before normal retirement age in accordance with the provisions of the applicable Plan agreement.

Purchase Payments pursuant to the salary deduction agreements to contracts issued under Section 403(b), 408(k), 401(k) or 457 of the Code that are in excess of $7,000 in a taxable year ($9,500 in the case of Section 403(b) contracts and the lesser of $7,000 or 1/3 of employee's compensation for 457) may be subject to adverse tax treatment.

TAXATION OF AMERICAN NATIONAL

American National is taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not an entity separate from American National and its operations form a part of American National, it will not be taxed separately as a "regulated investment company" under Subchapter M of the code. Investment income and realized net capital gains on Separate Account assets are reinvested and are taken into account in determining the contract values. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the Contract. Under existing federal income tax law, American National believes that the Separate Account's investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the Contract.

TAX STATUS OF THE CONTRACTS

To comply with regulations under 817(h) of the Code, the investment of the Separate Account must be "adequately diversified" in order for the Contracts to qualify as annuity contracts under section 72 of the code. The Separate Account, through the underlying funds, intends to comply with the diversification requirements prescribed by the Treasury which affect how the Separate Account's assets may be invested. American National will monitor compliance with this requirement. Thus, American National believes that the Contracts will be treated as annuity contracts for federal tax purposes.

DIVERSIFICATION REQUIREMENT

The Code requires that the investments underlying a separate account be "adequately diversified" in order for an annuity contract to be treated as annuity contracts for federal income tax purposes. We intend that the Separate Account, through the Eligible Portfolios, will satisfy these diversification requirements.

In certain circumstances, owners of variable annuity contracts may be considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contractowners would be currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contractowner to allocate premium payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contractowners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contractowner from being treated as the owner of the Separate Account assets supporting a Contract.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes, each non-qualified deferred annuity contract must provide that:

(1) if a Contractowner dies on or after the Annuity Date but before the entire interest in the Contract has been distributed, the remaining interest in the Contract will be distributed at least as rapidly as under the distribution method that was used immediately before the Contractowner died; and
(2) if a Contractowner dies before the Annuity Date, the entire interest in the Contract will be distributed within five years after the Contractowner dies.

These requirements are considered satisfied as to any portion of the Contractowner's interest that is (1) payable as annuity payments which begin within one year of the Contractowner's death, and (2) which are made over the life of the Beneficiary or over a period not extending beyond the Beneficiary's life expectancy.

If the Beneficiary is the surviving spouse of the Contractowner, the Contract may be continued with the surviving spouse as the new Contractowner and no distribution is required.

Other rules may apply to Qualified Contracts.

ASSIGNMENT

The Contracts may be assigned by the Contractowner except when issued to plans or trusts qualified under Section 403(b) or 408 of the Internal Revenue Code. 401(k) Contracts are not assignable.

DISTRIBUTION OF THE CONTRACTS

Subject to arrangements with American National, the Contracts are sold as part of a continuous offering by independent broker-dealers who are members of the National Association of Security Dealers, Inc., and who become licensed to sell variable annuities for American National. Pursuant to a Distribution and Administrative Services Agreement, Securities Management and Research, Inc. ("SM&R") acts as the principal underwriter on behalf of American National for distribution of the Contracts. Under the Agreement, SM&R is to sell Contracts through registered representatives. In connection with these sales activities SM&R is responsible for:

 . compliance with the requirements of any applicable state broker-dealer regulations and the Securities Exchange Act of 1934,

 . keeping correct records and books of account in accordance with Rules 17a-3 and 17a-4 of the Securities Exchange Act,

 .  training agents of American National for the sale of Contracts, and

 .  forwarding all purchase payments under the Contracts directly to American
   National.

SM&R is not entitled to any renumeration for its services as underwriter under the Distribution and Administrative Services Agreement, however SM&R is entitled to reimbursement for all reasonable expenses incurred in connection with its duties as underwriter.

The sum of surrender charges under a Contract will never exceed 8.5% of Purchase Payments.

RECORDS AND REPORTS

Reports concerning each Contract will be sent annually to each Contractowner. Contractowners will additionally receive annual and semiannual reports concerning the underlying funds and annual reports concerning the Separate Account. Contractowners will also receive confirmations of receipt of purchase payments, changes in allocation of purchase payments and transfer of Accumulation Units and Annuity Units.

PERFORMANCE

Performance information for any Subaccount may be compared, in reports and advertising to:

 .  the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"),

 .  Dow Jones Industrial Average ("DJIA"),

 .  Donoghue's Money Market Institutional Averages,

.. other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Lehman-Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or

 . the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a contact.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including:

 . the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and

 . the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

TOTAL RETURN

Total Return quoted in advertising reflects all aspects of a subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula:

   P(1+T)/n/ = ERV

where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period.

In addition to average annual returns, the subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns that reflect neither the annual contract fee nor the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account the annual contract fee and any charges on amounts surrendered.

YIELDS

Some subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the subaccount over a stated period of time, not taking into account capital gains or losses.
Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven day periods. Current yield for the Fidelity Money Market Subaccount and the American National Money Market Subaccount will reflect the income generated by a Subaccount over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for the Fidelity Money Market Subaccount and the American National Money Market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according to the formula Effective Yield = [(Base Period Return +1)/365/7/] - 1. Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.

A 30-day yield for bond subaccounts will reflect the income generated by a subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula:

   Yield = 2[((a - b)/cd + 1)/6/-1]

where a = net investment income earned by the applicable portfolio, b = expenses for the period including expenses charged to the contract owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.

STATE LAW DIFFERENCES

Differences in state laws may require American National to offer a Contract in one or more states which is more favorable to a Contractowner than that offered in other states.

SEPARATE ACCOUNT

The Separate Account will purchase and redeem shares of the Eligible Portfolios at net asset value. The net asset value of a share is equal to the total assets of the portfolio less the total liabilities of the portfolio divided by the number of shares outstanding.

American National will redeem shares in the Eligible Portfolios as needed to:

 .  collect charges,

 .  pay the surrenders,

 .  secure Policy loans,

 .  provide benefits, or

 .  transfer assets from one subaccount to another, or to the Fixed Account.

Any dividend or capital gain distribution received from an Eligible Portfolio will be reinvested immediately at net asset value in shares of that Eligible Portfolio and retained as assets of the corresponding subaccount.

The Separate Account may include other subaccounts that are not available under the Policy. American National may from time to time discontinue the availability of some of the subaccounts. If the availability of a subaccount is discontinued, American National may redeem any shares in the corresponding Eligible Portfolio and substitute shares of another registered, open-end management company.

American National may also establish additional subaccounts. Each new subaccount would correspond to a portfolio of a registered, open-end management company. American National would establish the terms upon which existing Policyowners could purchase shares in such portfolios.

If any of these substitutions or changes are made, American National may change the Policy by sending an endorsement. American National may:

 .  operate the Separate Account as a management company,

 .  de-register the Separate Account if registration is no longer required,

 .  combine the Separate Account with other separate accounts,

.. restrict or eliminate any voting rights associated with the Separate Account, or

 . transfer the assets of the Separate Account relating to the Contracts to another separate account.

American National would, of course, not make any changes to the menu of Eligible Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contractowners, the SEC and state insurance regulatory authorities.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following generally summarizes those provisions:

THE AMERICAN NATIONAL FUND

The participation agreement for the American National Fund provides for termination:

 .  upon sixty days advance written notice by any party,

 . by American National if any of the American National Fund's shares are not reasonably available to meet the requirements of the Contracts,

 . by American National if any of the shares of the American National Fund are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes use of such shares as the underlying investment medium of the Contracts,

 . by American National upon the requisite vote of the Contractowners having an interest in a particular subaccount to substitute the shares of another investment company for the corresponding American National Fund shares, and

 . by American National upon institution of formal proceedings against the Fund by the SEC.

THE FIDELITY FUNDS

All participation agreements for the Fidelity Funds provide for termination:

 .  upon sixty days advance written notice by any party;

 .  by American National with respect to any Fidelity Portfolio if American
   National determines that shares of such Fidelity Portfolio are not reasonably available to meet the requirements of the Contracts;

 . by American National with respect to any Fidelity Portfolio if any of the shares of such Fidelity Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

 .  by American National with respect to any Fidelity Portfolio if such Fidelity
   Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code"), or if American National reasonably believes the Fidelity Funds may fail to so qualify;

 .  by American National with respect to any Fidelity Portfolio if such Fidelity
   Portfolio fails to meet the diversification requirements specified in the Fidelity participation agreement;

 . by the Fidelity Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

 . by American National upon a determination by American National that either the Fidelity Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

 .  by the Fidelity Funds or the underwriter forty-five days after American
   National gives the Fidelity Funds and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Fidelity participation agreement was then outstanding; or

 . upon a determination that a material irreconcilable conflict exists between the interests of the Contractowners and other investors in the Fidelity Funds or between American National's interests in the Fidelity Funds and the interests of other insurance companies invested in the Fidelity Funds.


THE T. ROWE PRICE FUNDS

This participation agreement provides for termination:

 .  upon six months advance written notice by any party;

 .  by American National with respect to any T. Rowe Price Portfolio if American
   National determines that shares of such T. Rowe Price Portfolio are not reasonably available to meet the requirements of the Contracts;

 . by American National with respect to any T. Rowe Price Portfolio if any of the shares of such T. Rowe Price Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

 . by the T. Rowe Price Funds or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the T. Rowe Price participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of T. Rowe Price Funds shares, if the T. Rowe Price Funds or the underwriter determines that such proceedings will have a material adverse effect on American National's ability to perform under the T. Rowe Price participation agreement;

 .  by American National upon the institution of formal proceedings against the
   T. Rowe Price Funds or the underwriter by the SEC, NASD, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the ability of the T. Rowe Price Funds or the underwriter to perform its obligations under the T. Rowe Price participation agreement;

 .  by American National with respect to any T. Rowe Price Portfolio if such T.
   Rowe Price Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the T. Rowe Price Funds may fail to so qualify;

 .  by American National with respect to any T. Rowe Price Portfolio if such T.
   Rowe Price Portfolio fails to meet the diversification requirements specified in the T. Rowe Price participation agreement, or American National reasonably believes the T. Rowe Price Portfolio may fail to so comply;

 . by the T. Rowe Price Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

 . by American National upon a determination by American National that either the T. Rowe Price Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

 .  by the T. Rowe Price Funds or the underwriter sixty days after American
   National gives the T. Rowe Price Funds and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts if at the time such notice was given, no other notice of termination of the T. Rowe Price participation agreement was then outstanding; or

 . upon a determination that a material irreconcilable conflict exists between the Contractowners and other investors in the T. Rowe Price Funds or between American National's interests in the T. Rowe Price Funds and interests of other insurance companies invested in the T. Rowe Price Funds.

FINANCIAL STATEMENTS

The financial statements of American National should be considered only as bearing on the ability of American National to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of American National Insurance Company and Contract Owners of American National Variable Annuity
Separate Account:

We have audited the accompanying statements of net assets of the American National Variable Annuity Separate Account (comprised of American National (AN) Growth, AN Money Market, AN Balanced,
AN Equity Income, AN High Yield Bond, AN Government Bond,
AN Small-Cap/Mid-Cap, AN International Stock, Fidelity Asset
Manager, Fidelity Index 500, Fidelity Growth Opportunities, Fidelity Contra Fund, Fidelity Asset Manager Growth, Fidelity Growth and Income, Fidelity Equity Income, Fidelity Growth, Fidelity
High Income, Fidelity Money Market, Fidelity Overseas,
Fidelity Investment Bond, Fidelity Balanced, Fidelity Mid Cap, Fidelity Aggressive Growth II, Fidelity Asset Manager II, Fidelity Asset Manager Growth II, Fidelity Contra Fund II, Fidelity Index 500 II, Fidelity Growth Opportunities II, Fidelity Mid Cap II, T. Rowe Price (TRP) Limited Term Bond, TRP Equity Income, TRP
International Stock, TRP Mid-Cap Growth, MFS Research, MFS
Capital Opportunities, MFS Emerging Growth, MFS Investors Trust,
Van Eck (VE) Worldwide Emerging Markets, VE Worldwide Hard
Assets, Lazard (LAZ) Retirement Emerging Markets, LAZ Retirement Small Cap, Federated Growth Strategies, Federated U.S. Government Bond, Federated High Income Bond, Federated Equity Income,
Federated Utility, Federated International, Alger American Balanced, Alger American Growth, Alger American Income & Growth, Alger
American Leveraged AllCap, Alger American MidCap Growth, Alger American Small Capitalization, INVESCO Dynamics, INVESCO
Health Science, INVESCO Technology, INVESCO Small Company
Growth, INVESCO Real Estate Opportunity, INVESCO Utilities,
INVESCO Telecommunications, and INVESCO Financial Services
Portfolio Subaccounts) (collectively, the Account) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.

Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001 and the results of its operations and changes in net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Houston, Texas
April 25, 2002

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2001
(amounts in thousands, except for unit and share information)


                                                           Segregated Sub-accounts
----------------------------------------------------------------------------------------------------------------------------------
                                                     AN          AN                       AN                 AN
                                                     Growth      Equity Income            Balanced           Money Market
----------------------------------------------------------------------------------------------------------------------------------

                           Assets
American National Growth Portfolio -
3,109,640 shares at net asset value of $1.60          4,975
(cost $5,335)
American National Equity Income Portfolio -
6,855,274 shares at net asset value of $1.61                            11,037
(cost $11,885)
American National Balanced Portfolio -
3,030,144 shares at net asset value of $1.34                                                 4,060
(cost $4,460)
American National Money Market Portfolio -
9,941,779 shares at net asset value of $1.00                                                                        9,942
(cost $9,942)

                       Total Assets                   4,975             11,037               4,060                  9,942

                         Liabilities
    Payable to American National for contract
     terminations, withdrawal payments
        and mortality and expense charges                 0                  0                   0                      0

    Total Liabilities                                     0                  0                   0                      0

    Net assets applicable to contract owners            4,975             11,037               4,060                  9,942

    Contractholders' Equity
Wealthquest Variable Annuity                          1,497              4,944               2,149                  2,614
Investrac Gold Variable Annuity                       3,400              5,582               1,526                    170
Group Unallocated Variable Annuity                        1                  1                   6
Investrac Gold Annuitized Variable Annuity                0                 59                  55                      0
Wealthquest III Variable Annuity - No Rider              54                209                  89                  4,628
Wealthquest III Variable Annuity - 6 yr Ratchet           2                 92                   0                    124
Wealthquest III Variable Anniuty - 3% Rollup              0                  0                   0                      6
Wealthquest III Variable Annuity - 5% Rollup              0                 67                  55                    468
Group Unallocated Variable Annuity Registered            21                 83                 180                  1,932

    Contractholders' Equity-Units Outstanding
Wealthquest Variable Annuity                      1,407,613          3,901,865           1,895,220              2,330,961
Investrac Gold Variable Annuity                   1,866,472          2,500,728             876,877                137,422
Group Unallocated Variable Annuity                      430                489               3,579
Investrac Gold Annuitized Variable Annuity                0             26,463              31,349                      0
Wealthquest III Variable Annuity - No Rider          68,227            231,855              96,328              4,470,160
Wealthquest III Variable Annuity - 6 yr Ratchet       2,838            102,253                   0                119,640
Wealthquest III Variable Anniuty - 3% Rollup              0                  0                   0                  5,671
Wealthquest III Variable Annuity - 5% Rollup              0             75,400              59,445                454,685
Group Unallocated Variable Annuity Registered        27,309             91,692             194,077              1,864,080

    Contractholders' Equity- Unit Value
Wealthquest Variable Annuity                           1.06               1.27                1.13                   1.12
Investrac Gold Variable Annuity                        1.82               2.23                1.74                   1.24
Group Unallocated Variable Annuity                     2.08               2.39                1.78
Investrac Gold Annuitized Variable Annuity             1.82               2.23                1.74                   1.24
Wealthquest III Variable Annuity - No Rider            0.79               0.90                0.93                   1.04
Wealthquest III Variable Annuity - 6 yr Ratchet        0.79               0.90                0.93                   1.03
Wealthquest III Variable Anniuty - 3% Rollup           0.79               0.90                0.93                   1.03
Wealthquest III Variable Annuity - 5% Rollup           0.78               0.90                0.92                   1.03
Group Unallocated Variable Annuity Registered          0.79               0.90                0.93                   1.04

                                                           Segregated Sub-accounts
- ------------------------------------------------------------------------------------------------------------------------
                                                   AN Gov't         AN High              AN Small/               AN
                                                       Bond         Yield Bond           MidCap             International
- ------------------------------------------------------------------------------------------------------------------------
          Assets
American National Government Bond Portfolio -
175,052 shares at net asset value of $1.05              184
(cost $191)
American National High Yield Bond Portfolio -
182,848 shares at net asset value of $0.86                                 157
(cost $174)
American National Small Cap/Mid Cap Portfolio -
348,465 shares at net asset value of $0.30                                                     105
(cost $161)
American National International Stock Portfolio -
49,570 shares at net asset value of $0.61                                                                              30
(cost $38)

                       Total Assets                     184                157                 105                     30

                         Liabilities
    Payable to American National for contract
     terminations, withdrawal payments
        and mortality and expense charges                 0                  0                   0                      0

    Total Liabilities                                     0                  0                   0                      0

    Net assets applicable to contract owners            184                157                 105                     30

    Contractholders' Equity
Wealthquest Variable Annuity                             60                 87                  18                      5
Investrac Gold Variable Annuity                          36                  2                  65                      0
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider              35                  6                   5                      0
Wealthquest III Variable Annuity - 6 yr Ratchet          14                 13                   9                      0
Wealthquest III Variable Anniuty - 3% Rollup              0                  0                   0                      0
Wealthquest III Variable Annuity - 5% Rollup             21                 29                   0                     15
Group Unallocated Variable Annuity Registered            18                 20                   8                     10

    Contractholders' Equity-Units Outstanding
Wealthquest Variable Annuity                         55,461             87,570              66,446                  6,253
Investrac Gold Variable Annuity                      33,462              1,666             231,454                    141
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider          31,805              6,483              15,816                      0
Wealthquest III Variable Annuity - 6 yr Ratchet      12,497             13,338              29,881                      0
Wealthquest III Variable Anniuty - 3% Rollup              0                  0                   0                      0
Wealthquest III Variable Annuity - 5% Rollup         18,712             30,251                   0                 23,484
Group Unallocated Variable Annuity Registered        16,035             20,099              26,248                 14,675

    Contractholders' Equity- Unit Value
Wealthquest Variable Annuity                           1.09               0.99                0.28                   0.82
Investrac Gold Variable Annuity                        1.07               1.00                0.28                   0.81
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider            1.11               0.99                0.30                   0.64
Wealthquest III Variable Annuity - 6 yr Ratchet        1.10               0.98                0.30                   0.64
Wealthquest III Variable Anniuty - 3% Rollup           1.10               0.98                0.30                   0.64
Wealthquest III Variable Annuity - 5% Rollup           1.10               0.98                0.30                   0.64
Group Unallocated Variable Annuity Registered          1.11               0.99                0.30                   0.65

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2001
(amounts in thousands, except for unit and share information)


                                                                                           Segregated Sub-accounts
----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fidelity       Fidelity      Fidelity     Fideltiy
                                                                             Growth &       Equity        Growth      High Income
                                                                             Income         Income
----------------------------------------------------------------------------------------------------------------------------------
                           Assets
Fidelity VIP III Growth & Income -
6,989 shares at net asset value of $13.19                                          92
(cost $111)
Fidelity VIP Equity Income -
127,442 shares at net asset value of $22.75                                                    2,899
(cost $3,094)
Fidelity VIP Growth -
109,542 shares at net asset value of $33.61                                                                  3,682
(cost $5,434)
Fidelity VIP High Income -
48,695 shares at net asset value of $6.41                                                                                     312
(cost $499)

                       Total Assets                                                92          2,899          3,682           312

                         Liabilities
    Payable to American National for contract terminations,
    withdrawal payments
    and mortality and expense charges                                               0              0             0              0

    Total Liabilities                                                               0              0             0              0

    Net assets applicable to contract owners                                       92          2,899         3,682            312

                       Contractholders' Equity
Wealthquest Variable Annuity
Investrac Gold Variable Annuity                                                    92          2,895         3,675            287
Group Unallocated Variable Annuity                                                                 4             7              7
Investrac Gold Annuitized Variable Annuity                                                         0              0             18
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

                       Contractholders' Equity-Units Outstanding
Wealthquest Variable Annuity
Investrac Gold Variable Annuity                                               106,154      1,341,769     1,501,581        276,690
Group Unallocated Variable Annuity                                                             1,725         2,681          5,940
Investrac Gold Annuitized Variable Annuity                                                         0             0         17,750
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

                       Contractholders' Equity- Unit Value
Wealthquest Variable Annuity
Investrac Gold Variable Annuity                                                  0.87           2.16          2.45           1.04
Group Unallocated Variable Annuity                                                              2.31          2.68           1.11
Investrac Gold Annuitized Variable Annuity                                                      2.16          2.45           1.04
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered


                                                                                           Segregated Sub-accounts
----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fidelity       Fidelity     Fidelity        Fideltiy
                                                                             Money          Overseas    Investment       Asset
                                                                             Market                          Bond        Manager
----------------------------------------------------------------------------------------------------------------------------------
                          Assets
Fidelity VIP Money Market -
657,815 shares at net asset value of $1.00                                        658
(cost $658)
Fidelity VIP Overseas -
31,207 shares at net asset value of $13.88                                                       433
(cost $708)
Fidelity VIP II Investment Bond -
33,449 shares at net asset value of $12.92                                                                     432
(cost $405)
Fidelity VIP II Asset Manager -
147,694 shares at net asset value of $14.51                                                                                 2,143
(cost $2,326)
                       Total Assets                                               658            433           432          2,143

                         Liabilities
    Payable to American National for contract terminations,
    withdrawal payments
    and mortality and expense charges                                               0              0             0              0

    Total Liabilities                                                               0              0             0              0

    Net assets applicable to contract owners                                      658            433           432          2,143

                       Contractholders' Equity
Wealthquest Variable Annuity                                                                                                1,387
Investrac Gold Variable Annuity                                                   647            408           427            756
Group Unallocated Variable Annuity                                                 11              0             5              0
Investrac Gold Annuitized Variable Annuity                                          0             25             0              0
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

                       Contractholders' Equity-Units Outstanding
Wealthquest Variable Annuity                                                                                            1,243,493
Investrac Gold Variable Annuity                                               493,494        328,521       274,976        446,607
Group Unallocated Variable Annuity                                              8,039             46         2,968              0
Investrac Gold Annuitized Variable Annuity                                          0         19,985             0              0
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

                       Contractholders' Equity- Unit Value
Wealthquest Variable Annuity                                                                                                 1.12
Investrac Gold Variable Annuity                                                  1.31           1.24          1.55           1.69
Group Unallocated Variable Annuity                                               1.40           1.31          1.60           1.00
Investrac Gold Annuitized Variable Annuity                                       1.31           1.24          1.55           1.69
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2001
(amounts in thousands, except for unit and share information)



                                                                                           Segregated Sub-accounts
----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Fidelity      Fidelity     Fidelity
                                                                                            Index         Contra-      Asset
                                                                                            500           Fund         Manager
----------------------------------------------------------------------------------------------------------------------------------
                           Assets
Fidelity VIP II Index 500 -
 98,558 shares at net asset value of $130.07                                                  12,819
(cost $13,307)
Fidelity VIP II Contra Fund -
357,695 shares at net asset value of $20.13                                                                  7,200
(cost $8,415)
Fidelity VIP II Asset Mgr Growth -
116,189 shares at net asset value of $12.56                                                                               1,459
(cost $1,774)

                       Total Assets                                                           12,819         7,200        1,459

                         Liabilities
    Payable to American National for contract terminations,
    withdrawal payments
    and mortality and expense charges                                                              0             0            0

    Total Liabilities                                                                              0             0            0

    Net assets applicable to contract owners                                                  12,819         7,200        1,459

                       Contractholders' Equity
Wealthquest Variable Annuity                                                                   7,738         5,017        1,062
Investrac Gold Variable Annuity                                                                5,079         2,132          395
Group Unallocated Variable Annuity                                                                 2             2            2
Investrac Gold Annuitized Variable Annuity                                                         0            49            0
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

                       Contractholders' Equity-Units Outstanding
Wealthquest Variable Annuity                                                               6,656,634     4,263,833    1,019,729
Investrac Gold Variable Annuity                                                            2,020,535     1,026,955      255,446
Group Unallocated Variable Annuity                                                               595           994        1,386
Investrac Gold Annuitized Variable Annuity                                                         0        23,536            0
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

                       Contractholders' Equity- Unit Value
Wealthquest Variable Annuity                                                                    1.16          1.18         1.04
Investrac Gold Variable Annuity                                                                 2.51          2.08         1.55
Group Unallocated Variable Annuity                                                              2.93          2.23         1.61
Investrac Gold Annuitized Variable Annuity                                                      2.51          2.08         1.55
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered


                                                                                           Segregated Sub-accounts
----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Fidelity      Fidelity     Fideltiy
                                                                                            Balanced      Growth       Midcap
                                                                                            Port          Opp Port     Port
----------------------------------------------------------------------------------------------------------------------------------
              Assets
Fidelity VIP III Balanced Portfolio -
3,166 shares at net asset value of $13.72                                                         43
(cost $46)
Fidelity VIP III Growth Opp Port -
126,201 shares at net asset value of $15.13                                                                  1,909
(cost $2,668)
Fidelity VIP III Mid Cap Portfolio -
33,258 shares at net asset value of $19.60                                                                                  652
(cost $615)
                       Total Assets                                                               43         1,909          652

                         Liabilities
    Payable to American National for contract terminations,
    withdrawal payments
    and mortality and expense charges                                                              0             0            0

    Total Liabilities                                                                              0             0            0

    Net assets applicable to contract owners                                                      43         1,909          652

                       Contractholders' Equity
Wealthquest Variable Annuity                                                                                 1,872
Investrac Gold Variable Annuity                                                                   43            37          652
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

                       Contractholders' Equity-Units Outstanding
Wealthquest Variable Annuity                                                                             2,095,635
Investrac Gold Variable Annuity                                                           47,473            54,697      426,906
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

                       Contractholders' Equity- Unit Value
Wealthquest Variable Annuity                                                                                  0.89
Investrac Gold Variable Annuity                                                             0.91              0.68         1.53
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2001
(amounts in thousands, except for unit and share information)


                                                           Segregated Sub-accounts
-------------------------------------------------------------------------------------------------------------------------------
                                                                  Fidelity          Fidelity         Fidelity          Fidelity
                                                                  Aggressive        Asset            Asset Manager     Contra-
                                                                  Growth            Manager II       Growth II         Fund II
-------------------------------------------------------------------------------------------------------------------------------
                           Assets
Fidelity VIP Aggressive Growth - Class 2 -
2,497 shares at net asset value of $8.19                                  20
(cost $20)
Fidelity VIP II Asset Manager - Class 2 -
293 shares at net asset value of $14.36                                                      4
(cost $4)
Fidelity VIP II Asset Mgr Growth- Class 2 -
464 shares at net asset value of $12.43                                                                          6
(cost $6)
Fidelity VIP II Contra Fund - Class 2 -
21,194 shares at net asset value of $20.00                                                                                  424
(cost $417)

                       Total Assets                                       20                 4                   6          424

                         Liabilities
    Payable to American National for contract terminations,
    withdrawal payments
        and mortality and expense charges                                  0                 0                   0            0

    Total Liabilities                                                      0                 0                   0            0

    Net assets applicable to contract owners                              20                 4                   6          424

                       Contractholders' Equity
Wealthquest Variable Annuity
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                                1                 0                   0           59
Wealthquest III Variable Annuity - 6 yr Ratchet                            2                 0                   0           26
Wealthquest III Variable Anniuty - 3% Rollup                               0                 0                   0           62
Wealthquest III Variable Annuity - 5% Rollup                               0                 0                   0           66
Group Unallocated Variable Annuity Registered                             17                 4                   6          211

                       Contractholders' Equity-Units Outstanding
Wealthquest Variable Annuity
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                              659                 0                   0       71,238
Wealthquest III Variable Annuity - 6 yr Ratchet                        2,899                 0                   0       31,697
Wealthquest III Variable Anniuty - 3% Rollup                               0                 0                   0       74,882
Wealthquest III Variable Annuity - 5% Rollup                               0                 0                   0       79,700
Group Unallocated Variable Annuity Registered                         20,105             4,632               7,062      254,493

                       Contractholders' Equity- Unit Value
Wealthquest Variable Annuity
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                             0.86              0.91                0.82         0.83
Wealthquest III Variable Annuity - 6 yr Ratchet                         0.86              0.91                0.81         0.83
Wealthquest III Variable Anniuty - 3% Rollup                            0.86              0.91                0.81         0.83
Wealthquest III Variable Annuity - 5% Rollup                            0.86              0.90                0.81         0.82
Group Unallocated Variable Annuity Registered                           0.86              0.91                0.82         0.83


                                                           Segregated Sub-accounts
-------------------------------------------------------------------------------------------------------------------------------
                                                                Fidelity         Fidelity                 Fidelity
                                                                Index 500 II     Growth Opp II           Midcap II
------------------------------------------------------------------------------------------------------------------------------
             Assets
Fidelity VIP II Index 500 - Class 2 -
8,753 shares at net asset value of $129.42                             1,133
(cost $1,110)
Fidelity VIP III Growth Opp Port - Class 2 -
8,922 shares at net asset value of $15.04                                                  134
(cost $132)
Fidelity VIP Mid Cap - Class 2 -
8,009 shares at net asset value of $19.49                                                                      156
(cost $149)
                       Total Assets                                    1,133               134                 156

                         Liabilities
    Payable to American National for contract terminations,
    withdrawal payments
    and mortality and expense charges                                      0                 0                   0

    Total Liabilities                                                      0                 0                   0

    Net assets applicable to contract owners                           1,133               134                 156

                       Contractholders' Equity
Wealthquest Variable Annuity
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                              387                28                  15
Wealthquest III Variable Annuity - 6 yr Ratchet                           56                15                  34
Wealthquest III Variable Anniuty - 3% Rollup                              92                 0                   0
Wealthquest III Variable Annuity - 5% Rollup                             256                 0                   1
Group Unallocated Variable Annuity Registered                            342                91                 106

                       Contractholders' Equity-Units Outstanding
Wealthquest Variable Annuity
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                          486,518            37,621              14,858
Wealthquest III Variable Annuity - 6 yr Ratchet                       70,208            20,068              33,015
Wealthquest III Variable Anniuty - 3% Rollup                         116,249                 0                   0
Wealthquest III Variable Annuity - 5% Rollup                         322,927                 0                 520
Group Unallocated Variable Annuity Registered                        429,546           123,076             102,238

                       Contractholders' Equity- Unit Value
Wealthquest Variable Annuity
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                             0.80              0.74                1.04
Wealthquest III Variable Annuity - 6 yr Ratchet                         0.80              0.74                1.04
Wealthquest III Variable Anniuty - 3% Rollup                            0.79              0.74                1.03
Wealthquest III Variable Annuity - 5% Rollup                            0.79              0.74                1.03
Group Unallocated Variable Annuity Registered                           0.80              0.74                1.04

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2001
(amounts in thousands, except for unit and share information)


                                                           Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------
                                                    T Rowe Price      T Rowe Price      T Rowe Price Ltd       T Rowe Price
                                                    Equity Income     International         Term Bond          Midcap Growth
------------------------------------------------------------------------------------------------------------------------------


                           Assets
T Rowe Price Equity Income -
205,479 shares at net asset value of $19.17                 3,939
(cost $3,947)
T Rowe Price International Stock Portfolio -
94,785 shares at net asset value of $11.47                                    1,087
(cost $1,471)
T Rowe Price Limited Term Bond -
252,076 shares at net asset value of $5.06                                                         1,276
(cost $1,237)
T Rowe Price Mid Cap Growth -
159,902 shares at net asset value of $18.26                                                                            2,920
(cost $2,837)

                       Total Assets                         3,939             1,087                1,276               2,920

                         Liabilities
    Payable to American National for contract
    terminations, withdrawal payments
        and mortality and expense charges                       0                 0                    0                   0

    Total Liabilities                                           0                 0                    0                   0

    Net assets applicable to contract owners                3,939             1,087                1,276               2,920

    Contractholders' Equity
Wealthquest Variable Annuity                                3,230               998                1,173               2,333
Investrac Gold Variable Annuity                                76                9                                       219
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                   115                 0                   40                  63
Wealthquest III Variable Annuity - 6 yr Ratchet                77                 9                   28                   3
Wealthquest III Variable Anniuty - 3% Rollup                   62                 0                    0                  49
Wealthquest III Variable Annuity - 5% Rollup                  105                 0                   14                  35
Group Unallocated Variable Annuity Registered                 274                71                   21                 218

    Contractholders' Equity-Units Outstanding
Wealthquest Variable Annuity                            2,609,712         1,070,652              971,662           1,513,819
Investrac Gold Variable Annuity                            72,467            13,907                                  184,935
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider               107,564                 0               36,523              64,280
Wealthquest III Variable Annuity - 6 yr Ratchet            71,498            13,924               26,109               2,782
Wealthquest III Variable Anniuty - 3% Rollup               58,111                 0                    0              50,534
Wealthquest III Variable Annuity - 5% Rollup               98,605                 0               12,441              35,940
Group Unallocated Variable Annuity Registered             254,914           108,405               19,317             221,198

    Contractholders' Equity- Unit Value
Wealthquest Variable Annuity                                 1.24              0.93                 1.21                1.54
Investrac Gold Variable Annuity                              1.05              0.67                                     1.18
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                  1.07              0.66                 1.10                0.98
Wealthquest III Variable Annuity - 6 yr Ratchet              1.07              0.66                 1.10                0.98
Wealthquest III Variable Anniuty - 3% Rollup                 1.07              0.66                 1.10                0.98
Wealthquest III Variable Annuity - 5% Rollup                 1.07              0.65                 1.10                0.98
Group Unallocated Variable Annuity Registered                1.07              0.66                 1.10                0.98


                                                           Segregated Sub-accounts
-------------------------------------------------------------------------------------------------------------------
                                                     Lazard Small                        Lazard Emerging
                                                     Cap                                 Markets
-------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio -
84,572 shares at net asset value of $13.08                  1,106
(cost $921)
Lazard Retirement Emerging Markets -
46,533 shares at net asset value of $7.17                                                            334
(cost $446)

                      Total Assets                          1,106                                    334

                         Liabilities
    Payable to American National for contract
    terminations, withdrawal payments
        and mortality and expense charges                       0                                      0

    Total Liabilities                                           0                                      0

    Net assets applicable to contract owners                1,106                                    334

    Contractholders' Equity
Wealthquest Variable Annuity                                1,106                                    334
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

    Contractholders' Equity-Units Outstanding
Wealthquest Variable Annuity                              786,586                                406,638
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

    Contractholders' Equity- Unit Value
Wealthquest Variable Annuity                                 1.41                                   0.82
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2001
(amounts in thousands, except for unit and share information)


                                                           Segregated Sub-accounts
---------------------------------------------------------------------------------------------------------------------------
                                                         MFS Emerging      MFS Capital       MFS Research        MFS Growth
                                                         Growth            Opportunity                           With Income
---------------------------------------------------------------------------------------------------------------------------
                           Assets
MFS Emerging Growth Series -
181,893 shares at net asset value of $17.98                     3,270
(cost $5,232)
MFS Capital Opportunities Series -
183,605 shares at net asset value of $13.56                                      2,490
(cost $3,556)
MFS Research Series -
141,133 shares at net asset value of $14.32                                                         2,021
(cost $2,827)
MFS Growth with Income Series -
117,369 shares at net asset value of $17.13                                                                            2,011
(cost $2,359)



                       Total Assets                             3,270            2,490              2,021              2,011

                         Liabilities
    Payable to American National for contract
    terminations, withdrawal payments
    and mortality and expense charges                               0                0                  0                  0

    Total Liabilities                                               0                0                  0                  0

    Net assets applicable to contract owners                    3,270            2,490              2,021              2,011

    Contractholders' Equity
Wealthquest Variable Annuity                                    2,927            2,254              1,835              1,894
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                        27               45                 70                 33
Wealthquest III Variable Annuity - 6 yr Ratchet                     5               10                  5                  5
Wealthquest III Variable Anniuty - 3% Rollup                        0                0                  0                  0
Wealthquest III Variable Annuity - 5% Rollup                      223              132                 52                 27
Group Unallocated Variable Annuity Registered                      88               49                 59                 52

    Contractholders' Equity-Units Outstanding
Wealthquest Variable Annuity                                2,434,843        1,890,304          1,952,810          2,074,026
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                    49,717           65,929            100,749             39,796
Wealthquest III Variable Annuity - 6 yr Ratchet                 9,997           15,330              8,073              6,418
Wealthquest III Variable Anniuty - 3% Rollup                        0                0                  0                  0
Wealthquest III Variable Annuity - 5% Rollup                  405,022          194,373             74,981             32,725
Group Unallocated Variable Annuity Registered                 158,870           71,830             85,281             61,882

    Contractholders' Equity- Unit Value
Wealthquest Variable Annuity                                     1.20             1.19               0.94               0.91
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                      0.55             0.68               0.69               0.83
Wealthquest III Variable Annuity - 6 yr Ratchet                  0.55             0.68               0.69               0.83
Wealthquest III Variable Anniuty - 3% Rollup                     0.55             0.68               0.69               0.83
Wealthquest III Variable Annuity - 5% Rollup                     0.55             0.68               0.69               0.83
Group Unallocated Variable Annuity Registered                    0.55             0.68               0.70               0.83



                                                           Segregated Sub-accounts
----------------------------------------------------------------------------------------------------------------------------
                                                         Van Eck Hard                    Van Eck Emerging
                                                         Assets                              Markets
---------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets -
16,003 shares at net asset value of $10.69                        171
(cost $178)
Van Eck Worldwide Emerging Markets -
68,048 shares at net asset value of $8.14                                                             554
(cost $832)
                       Total Assets                               171                                 554

                         Liabilities
    Payable to American National for contract
    terminations, withdrawal payments
        and mortality and expense charges                           0                                   0

    Total Liabilities                                               0                                   0

    Net assets applicable to contract owners                      171                                 554

    Contractholders' Equity
Wealthquest Variable Annuity                                      171                                 554
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

    Contractholders' Equity-Units Outstanding
Wealthquest Variable Annuity                                  207,056                             732,821
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

    Contractholders' Equity- Unit Value
Wealthquest Variable Annuity                                     0.83                                0.76
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2001
(amounts in thousands, except for unit and share information)


                                                                                                Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Federated        Federated    Federated
                                                                                   International    Utility      US Gov't
                                                                                                                 Bond
------------------------------------------------------------------------------------------------------------------------------------
                           Assets
Federated International Small Comp Fund II -
10,853 shares at net asset value of $5.55                                                    60
(cost $68)
Federated Utility Fund II -
48,727 shares at net asset value of $10.37                                                                505
(cost $596)
Federated U S Government Bond -
148,177 shares at net asset value of $11.43                                                                           1,694
(cost $1,596)

                       Total Assets                                                           60          505         1,694

                         Liabilities
    Payable to American National for contract terminations, withdrawal payments
        and mortality and expense charges                                                      0            0            0

    Total Liabilities                                                                          0            0            0

    Net assets applicable to contract owners                                                  60          505        1,694

                       Contractholders' Equity
Wealthquest Variable Annuity                                                                              365        1,694
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                                                    4           85
Wealthquest III Variable Annuity - 6 yr Ratchet                                                            10
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup                                                  31           21
Group Unallocated Variable Annuity Registered                                                 25           24

                       Contractholders' Equity-Units Outstanding
Wealthquest Variable Annuity                                                                          447,553    1,411,919
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                                                5,931      103,803
Wealthquest III Variable Annuity - 6 yr Ratchet                                                0       12,924
Wealthquest III Variable Anniuty - 3% Rollup                                                   0            0
Wealthquest III Variable Annuity - 5% Rollup                                              53,551       25,683
Group Unallocated Variable Annuity Registered                                             42,674       29,322

                       Contractholders' Equity- Unit Value
Wealthquest Variable Annuity                                                                              0.81         1.20
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                                                 0.59         0.82
Wealthquest III Variable Annuity - 6 yr Ratchet                                             0.59         0.82
Wealthquest III Variable Anniuty - 3% Rollup                                                0.59         0.82
Wealthquest III Variable Annuity - 5% Rollup                                                0.59         0.81
Group Unallocated Variable Annuity Registered                                               0.59         0.82


                                                           Segregated Sub-accounts
----------------------------------------------------------------------------------------------------------------------------------
                                                                                     Federated      Federated    Federated
                                                                                     High Income    Growth        Equity
                                                                                     Bond           Strategy      Income
---------------------------------------------------------------------------------------------------------------------------------
                          Assets
Federated High Income Bond Fund II -
306,835 shares at net asset value of $7.72                                                 2,369
(cost $2,770)
Federated Growth Strategies Fund II -
82,064 shares at net asset value of $17.65                                                              1,448
(cost $2,226)
Federated Equity Income Fund II -
75,439 shares at net asset value of $12.49                                                                             942
(cost $1,113)
                       Total Assets                                                        2,369        1,448          942

                         Liabilities
    Payable to American National for contract terminations, withdrawal payments
        and mortality and expense charges                                                      0            0            0

    Total Liabilities                                                                          0            0            0

    Net assets applicable to contract owners                                               2,369        1,448          942

                       Contractholders' Equity
Wealthquest Variable Annuity                                                               2,079        1,410          766
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                                                  261            1            3
Wealthquest III Variable Annuity - 6 yr Ratchet                                                0           16            0
Wealthquest III Variable Anniuty - 3% Rollup                                                   0            0            0
Wealthquest III Variable Annuity - 5% Rollup                                                  10            0          163
Group Unallocated Variable Annuity Registered                                                 19           21           10

                       Contractholders' Equity-Units Outstanding
Wealthquest Variable Annuity                                                           2,289,895    1,321,261      736,092
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                                              283,596        2,457        3,864
Wealthquest III Variable Annuity - 6 yr Ratchet                                                0       24,672            0
Wealthquest III Variable Anniuty - 3% Rollup                                                   0            0            0
Wealthquest III Variable Annuity - 5% Rollup                                              11,331            0      211,175
Group Unallocated Variable Annuity Registered                                             20,295       32,571       13,462

                       Contractholders' Equity- Unit Value
Wealthquest Variable Annuity                                                                0.91         1.07         1.04
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                                                 0.92         0.65         0.78
Wealthquest III Variable Annuity - 6 yr Ratchet                                             0.92         0.65         0.77
Wealthquest III Variable Anniuty - 3% Rollup                                                0.92         0.65         0.77
Wealthquest III Variable Annuity - 5% Rollup                                                0.91         0.64         0.77
Group Unallocated Variable Annuity Registered                                               0.92         0.65         0.78

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2001
(amounts in thousands, except for unit and share information)


                                                           Segregated Sub-accounts
- ----------------------------------------------------------------------------------------------------------------------------
                                                         Alger       Alger Growth    Alger Growth    Alger      Alger     Alger
                                                        Small Cap                     & Income      Balanced   Mid Cap   Leveraged
- ----------------------------------------------------------------------------------------------------------------------------
                           Assets
Alger American Small Capitalization -
10,474 shares at net asset value of $16.55                    173
(cost $195)
Alger American Growth -
32,975 shares at net asset value of $36.77                                  1,212
(cost $1,409)
Alger American Income and Growth -
75,966 shares at net asset value of $10.57                                                    803
(cost $898)
Alger American Balanced -
57,239 shares at net asset value of $13.08                                                               749
(cost $741)
Alger American Mid Cap Growth -
43,700 shares at net asset value of $17.67                                                                         772
(cost $978)
Alger American Leveraged All Cap -
7,886 shares at net asset value of $31.55                                                                                      249
(cost $287)
                   Total Assets                               173           1,212             803        749       772         249

   Liabilities
    Payable to American National for contract
terminations,withdrawal payments and mortality
and expense charges                                             0               0               0          0         0           0

    Total Liabilities                                           0               0               0          0         0           0

    Net assets applicable to contract owners                  173           1,212             803        749       772         249

   Contractholders' Equity
Wealthquest Variable Annuity                                   58             367             406        334       468          96
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                     6              63              34         40        45          39
Wealthquest III Variable Annuity - 6 yr Ratchet                 0              30               3          0        28           5
Wealthquest III Variable Anniuty - 3% Rollup                   47               0               0          0         0           0
Wealthquest III Variable Annuity - 5% Rollup                   17             641             175         27        80          43
Group Unallocated Variable Annuity Registered                  45             111             185        348       151          66

   Contractholders' Equity-Units Outstanding
Wealthquest Variable Annuity                              104,365         498,225         521,813    374,920  542,161      158,737
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                10,025          86,053          41,849     44,883    50,831      58,083
Wealthquest III Variable Annuity - 6 yr Ratchet                 0          41,065           3,822          0    31,582       6,895
Wealthquest III Variable Anniuty - 3% Rollup               78,781               0               0          0         0           0
Wealthquest III Variable Annuity - 5% Rollup               29,682         878,646         219,725     29,770    91,161      65,632
Group Unallocated Variable Annuity Registered              76,503         151,782         229,704    384,464   170,686     100,247

   Contractholders' Equity- Unit Value
Wealthquest Variable Annuity                                 0.55            0.74            0.78       0.89      0.86        0.61
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                  0.60            0.73            0.80       0.90      0.88        0.66
Wealthquest III Variable Annuity - 6 yr Ratchet              0.60            0.73            0.80       0.90      0.88        0.66
Wealthquest III Variable Anniuty - 3% Rollup                 0.60            0.73            0.80       0.90      0.88        0.66
Wealthquest III Variable Annuity - 5% Rollup                 0.59            0.73            0.80       0.90      0.88        0.66
Group Unallocated Variable Annuity Registered                0.60            0.74            0.80       0.90      0.88        0.66

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF NET ASSETS
As of December 31, 2001
(amounts in thousands, except for unit and share information)




                                                                                           Segregated Sub-accounts
----------------------------------------------------------------------------------------------------------------------------------
                                                                      Invesco      Invesco      Invesco      Invesco Small
                                                                      Dynamics     Health       Technology     Company
                                                                                   Science                     Growth
----------------------------------------------------------------------------------------------------------------------------------
                Assets
Invesco VIF Dynamics -
320 shares at net asset value of $12.54                                      4
(cost $4)
Invesco VIF Health Science -
5,586 shares at net asset value of $18.20                                              102
(cost $99)
Invesco VIF Technology -
3,438 shares at net asset value of $15.37                                                               53
(cost $54)
Invesco VIF Small Company Growth -
619 shares at net asset value of $14.72                                                                                  9
(cost $9)

                       Total Assets                                          4         102              53               9

                         Liabilities
    Payable to American National for contract terminations,
    withdrawal payments
    and mortality and expense charges                                        0           0               0               0

    Total Liabilities                                                        0           0               0               0

    Net assets applicable to contract owners                                 4         102              53               9

                       Contractholders' Equity
Wealthquest Variable Annuity
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                                  0           3               0               0
Wealthquest III Variable Annuity - 6 yr Ratchet                              0           2               0               0
Wealthquest III Variable Anniuty - 3% Rollup                                 0           0               0               0
Wealthquest III Variable Annuity - 5% Rollup                                 0          18               0               0
Group Unallocated Variable Annuity Registered                                4          79              53               9

                       Contractholders' Equity-Units Outstanding
Wealthquest Variable Annuity
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                                  0       2,968               0               0
Wealthquest III Variable Annuity - 6 yr Ratchet                              0       2,012               0               0
Wealthquest III Variable Anniuty - 3% Rollup                                 0           0               0               0
Wealthquest III Variable Annuity - 5% Rollup                                 0      17,133               0               0
Group Unallocated Variable Annuity Registered                            4,932      77,062          74,831          10,395

                       Contractholders' Equity- Unit Value
Wealthquest Variable Annuity
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                               0.81        1.03            0.71            0.87
Wealthquest III Variable Annuity - 6 yr Ratchet                           0.81        1.02            0.71            0.87
Wealthquest III Variable Anniuty - 3% Rollup                              0.81        1.02            0.70            0.87
Wealthquest III Variable Annuity - 5% Rollup                              0.81        1.02            0.70            0.87
Group Unallocated Variable Annuity Registered                             0.81        1.03            0.71            0.88



                                                                                           Segregated Sub-accounts
--------------------------------------------------------------------------------------------------------------------------------
                                                                  Invesco Real   Invesco     Invesco              Invesco
                                                                  Estate         Utilities   Telecom             Financial
                                                                  Opportunity                                     Service
----------------------------------------------------------------------------------------------------------------------------------
               Assets
Invesco VIF Real Estate Opportunity -
1,663 shares at net asset value of $9.97                                    17
(cost $16)
Invesco VIF Utilities -
785 shares at net asset value of $14.08                                                 11
(cost $11)
Invesco VIF Telecommunications -
2,719 shares at net asset value of $5.57                                                                15
(cost $15)
Invesco VIF Financial Services -
5,791 shares at net asset value of $12.42                                                                               72
(cost $71)
                       Total Assets                                         17          11             15               72

                         Liabilities
    Payable to American National for contract terminations,
    withdrawal payments
    and mortality and expense charges                                        0           0               0               0

    Total Liabilities                                                        0           0               0               0

    Net assets applicable to contract owners                                17          11              15              72

                       Contractholders' Equity
Wealthquest Variable Annuity
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                                  0           0               3               8
Wealthquest III Variable Annuity - 6 yr Ratchet                              0           0               0               0
Wealthquest III Variable Anniuty - 3% Rollup                                 0           0               0               0
Wealthquest III Variable Annuity - 5% Rollup                                 0           0               0               0
Group Unallocated Variable Annuity Registered                               17          11              12              64

                       Contractholders' Equity-Units Outstanding
Wealthquest Variable Annuity
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                                  0           0           6,141           7,805
Wealthquest III Variable Annuity - 6 yr Ratchet                              0           0               0               0
Wealthquest III Variable Anniuty - 3% Rollup                                 0           0               0               0
Wealthquest III Variable Annuity - 5% Rollup                                 0           0               0               0
Group Unallocated Variable Annuity Registered                           16,112      15,528          20,479          67,137

                       Contractholders' Equity- Unit Value
Wealthquest Variable Annuity
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                               1.03        0.71            0.57            0.96
Wealthquest III Variable Annuity - 6 yr Ratchet                           1.03        0.71            0.57            0.96
Wealthquest III Variable Anniuty - 3% Rollup                              1.03        0.71            0.57            0.96
Wealthquest III Variable Annuity - 5% Rollup                              1.03        0.71            0.57            0.96
Group Unallocated Variable Annuity Registered                             1.03        0.71            0.57            0.96

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
As of December 31, 2001
(amounts in thousands)



                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                             AN        AN Equity        AN           AN Money
                                                                           Growth        Income      Balanced         Market
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss):
 Investment income distributions from underlying mutual fund         $         57            422          127             158
 Mortality and expense charges:
  Wealthquest Variable Annuity                                                (20)           (64)         (28)            (34)
  Investrac Gold Variable Annuity                                             (52)           (84)         (22)             (2)
  Group Unallocated Variable Annuity                                            0              0            0
  Investrac Gold Annuitized Variable Annuity                                    0              0            0               0
  Wealthquest III Variable Annuity - No Rider                                   0             (1)           0             (15)
  Wealthquest III Variable Annuity - 6 yr Ratchet                               0              0            0              (1)
  Wealthquest III Variable Anniuty - 3% Rollup                                  0              0            0               0
  Wealthquest III Variable Annuity - 5% Rollup                                  0              0            0              (9)
  Group Unallocated Variable Annuity Registered                                 0             (1)          (1)            (12)

   Investment income (loss) - net                                             (15)           272           76              85

Realized and unrealized gains (losses) on investments - net:
 Realized gain distributions from underlying mutual fund                        0             10            1               0

 Realized gains (losses) on sales of investments                             (150)            (9)         (62)              0

  Net realized gains (losses) on investments                                 (150)             1          (61)              0

 Net change in unrealized appreciation or depreciation of investments        (963)        (1,789)        (276)              0

  Net gains (losses) on investments                                        (1,113)        (1,788)        (337)              0

Net increase (decrease) in net assets resulting from operations      $     (1,128)        (1,516)        (261)             85




                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                         AN Gov't       AN High     AN Small/        AN
                                                                           Bond       Yield Bond     Mid Cap    International
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss):
 Investment income distributions from underlying mutual fund         $         26             15            0               0
 Mortality and expense charges:
  Wealthquest Variable Annuity                                                 (1)            (1)           0               0
  Investrac Gold Variable Annuity                                               0              0           (1)              0
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                   0              0            0              (1)
  Wealthquest III Variable Annuity - 6 yr Ratchet                               0              0            0               0
  Wealthquest III Variable Anniuty - 3% Rollup                                  0              0            0               0
  Wealthquest III Variable Annuity - 5% Rollup                                  0              0            0               0
  Group Unallocated Variable Annuity Registered                                 0              0            0               0

   Investment income (loss) - net                                              25             14           (1)             (1)

Realized and unrealized gains (losses) on investments - net:
 Realized gain distributions from underlying mutual fund                        0              0            0               0

 Realized gains (losses) on sales of investments                               (1)            (2)         (75)            (14)

  Net realized gains (losses) on investments                                   (1)            (2)         (75)            (14)

 Net change in unrealized appreciation or depreciation of investments          (7)           (14)         (51)             (6)

  Net gains (losses) on investments                                            (8)           (16)        (126)            (20)

Net increase (decrease) in net assets resulting from operations      $         17             (2)        (127)            (21)


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
As of December 31, 2001
(amounts in thousands)


                                                                                           Segregated Sub-accounts
----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fidelity       Fidelity      Fidelity     Fideltiy
                                                                             Growth &       Equity        Growth      High Income
                                                                             Income         Income
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss):
    Investment income distributions from underlying mutual fund      $              1             55             3             46
    Mortality and expense charges:
        Wealthquest Variable Annuity
        Investrac Gold Variable Annuity                                            (1)           (44)          (59)            (5)
        Group Unallocated Variable Annuity                                                         0              0             0
        Investrac Gold Annuitized Variable Annuity                                                 0              0             0
        Wealthquest III Variable Annuity - No Rider
        Wealthquest III Variable Annuity - 6 yr Ratchet
        Wealthquest III Variable Anniuty - 3% Rollup
        Wealthquest III Variable Annuity - 5% Rollup
        Group Unallocated Variable Annuity Registered

            Investment income (loss) - net                                          0             11           (56)            41

Realized and unrealized gains (losses) on investments - net:
    Realized gain distributions from underlying mutual fund                         3            157           334              0

    Realized gains (losses) on sales of investments                                 0            (87)         (485)           (40)

        Net realized gains (losses) on investments                                  3             70          (151)           (40)

    Net change in unrealized appreciation or depreciation of investments          (13)          (307)       (1,019)           (80)

        Net gains (losses) on investments                                         (10)          (237)       (1,170)          (120)

Net increase (decrease) in net assets resulting from operations           $       (10)          (226)       (1,226)           (79)


                                                                                           Segregated Sub-accounts
----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fidelity       Fidelity     Fidelity        Fideltiy
                                                                             Money          Overseas    Investment       Asset
                                                                             Market                          Bond        Manager
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss):
    Investment income distributions from underlying mutual fund           $        21             24            26             99
    Mortality and expense charges:
        Wealthquest Variable Annuity                                                                                          (16)
        Investrac Gold Variable Annuity                                            (9)            (6)           (7)           (12)
        Group Unallocated Variable Annuity                                          0              0             0              0
        Investrac Gold Annuitized Variable Annuity                                  0              0             0              0
        Wealthquest III Variable Annuity - No Rider
        Wealthquest III Variable Annuity - 6 yr Ratchet
        Wealthquest III Variable Anniuty - 3% Rollup
        Wealthquest III Variable Annuity - 5% Rollup
        Group Unallocated Variable Annuity Registered

            Investment income (loss) - net                                         12             18            19             71

Realized and unrealized gains (losses) on investments - net:
    Realized gain distributions from underlying mutual fund                         0             38             0             37

    Realized gains (losses) on sales of investments                                 0            (18)            7           (133)

        Net realized gains (losses) on investments                                  0             20             7            (96)

    Net change in unrealized appreciation or depreciation of investments            0           (169)           12           (175)

        Net gains (losses) on investments                                           0           (149)           19           (271)

Net increase (decrease) in net assets resulting from operations           $        12           (131)           38           (200)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
As of December 31, 2001
(amounts in thousands)


                                                                                           Segregated Sub-accounts
----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Fidelity      Fidelity     Fidelity
                                                                                            Index         Contra-      Asset
                                                                                            500           Fund         Manager
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss):
    Investment income distributions from underlying mutual fund                  $               176           63            50
    Mortality and expense charges:
        Wealthquest Variable Annuity                                                            (105)          (67)         (14)
        Investrac Gold Variable Annuity                                                          (80)          (31)          (6)
        Group Unallocated Variable Annuity                                                         0             0            0
        Investrac Gold Annuitized Variable Annuity                                                 0             0            0
        Wealthquest III Variable Annuity - No Rider
        Wealthquest III Variable Annuity - 6 yr Ratchet
        Wealthquest III Variable Anniuty - 3% Rollup
        Wealthquest III Variable Annuity - 5% Rollup
        Group Unallocated Variable Annuity Registered

            Investment income (loss) - net                                                        (9)          (35)          30

Realized and unrealized gains (losses) on investments - net:
    Realized gain distributions from underlying mutual fund                                        0           222           61

    Realized gains (losses) on sales of investments                                             (421)         (301)        (152)

        Net realized gains (losses) on investments                                              (421)          (79)         (91)

    Net change in unrealized appreciation or depreciation of investments                      (1,817)       (1,178)        (194)

        Net gains (losses) on investments                                                     (2,238)       (1,257)        (285)

Net increase (decrease) in net assets resulting from operations                  $            (2,247)       (1,292)        (255)


                                                                                           Segregated Sub-accounts
----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Fidelity      Fidelity     Fideltiy
                                                                                            Balanced      Growth       Midcap
                                                                                            Port          Opp Port     Port
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss):
    Investment income distributions from underlying mutual fund                  $                 1             9            0
    Mortality and expense charges:
        Wealthquest Variable Annuity                                                                           (26)
        Investrac Gold Variable Annuity                                                            0            (1)          (9)
        Group Unallocated Variable Annuity
        Investrac Gold Annuitized Variable Annuity
        Wealthquest III Variable Annuity - No Rider
        Wealthquest III Variable Annuity - 6 yr Ratchet
        Wealthquest III Variable Anniuty - 3% Rollup
        Wealthquest III Variable Annuity - 5% Rollup
        Group Unallocated Variable Annuity Registered

            Investment income (loss) - net                                                         1           (18)          (9)

Realized and unrealized gains (losses) on investments - net:
    Realized gain distributions from underlying mutual fund                                        0             0            0

    Realized gains (losses) on sales of investments                                               (1)         (219)         (22)

        Net realized gains (losses) on investments                                                (1)         (219)         (22)

    Net change in unrealized appreciation or depreciation of investments                          (2)         (311)          (1)

        Net gains (losses) on investments                                                         (3)         (530)         (23)

Net increase (decrease) in net assets resulting from operations                  $                (2)         (548)         (32)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
As of December 31, 2001
(amounts in thousands)


                                                           Segregated Sub-accounts
-------------------------------------------------------------------------------------------------------------------------------
                                                                  Fidelity          Fidelity         Fidelity          Fidelity
                                                                  Aggressive        Asset            Asset Manager     Contra-
                                                                  Growth            Manager II       Growth II         Fund II
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss):
    Investment income distributions from underlying mutual fund $         0                 0                   0            0
    Mortality and expense charges:
        Wealthquest Variable Annuity
        Investrac Gold Variable Annuity
        Group Unallocated Variable Annuity
        Investrac Gold Annuitized Variable Annuity
        Wealthquest III Variable Annuity - No Rider                        0                 0                   0            0
        Wealthquest III Variable Annuity - 6 yr Ratchet                    0                 0                   0            0
        Wealthquest III Variable Anniuty - 3% Rollup                       0                 0                   0            0
        Wealthquest III Variable Annuity - 5% Rollup                       0                 0                   0           (1)
        Group Unallocated Variable Annuity Registered                      0                 0                   0           (1)

            Investment income (loss) - net                                 0                 0                   0           (2)

Realized and unrealized gains (losses) on investments - net:
    Realized gain distributions from underlying mutual fund                0                 0                   0            0

    Realized gains (losses) on sales of investments                       (2)                0                   0           (5)

        Net realized gains (losses) on investments                        (2)                0                   0           (5)

Net change in unrealized appreciation or
depreciation of investments                                                1                 0                   0            6

        Net gains (losses) on investments                                 (1)                0                   0            1

Net increase (decrease) in net assets resulting
from operations                                                 $         (1)                0                   0           (1)


                                                           Segregated Sub-accounts
-------------------------------------------------------------------------------------------------------------------------------
                                                                Fidelity         Fidelity                 Fidelity
                                                                Index 500 II     Growth Opp II           Midcap II
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss):
    Investment income distributions from underlying
    mutual fund                                                 $          2                 0                   0
    Mortality and expense charges:
        Wealthquest Variable Annuity
        Investrac Gold Variable Annuity
        Group Unallocated Variable Annuity
        Investrac Gold Annuitized Variable Annuity
        Wealthquest III Variable Annuity - No Rider                       (2)                0                   0
        Wealthquest III Variable Annuity - 6 yr Ratchet                    0                 0                   0
        Wealthquest III Variable Anniuty - 3% Rollup                      (1)                0                   0
        Wealthquest III Variable Annuity - 5% Rollup                      (2)                0                   0
        Group Unallocated Variable Annuity Registered                     (2)               (1)                  0

            Investment income (loss) - net                                (5)               (1)                  0

Realized and unrealized gains (losses) on investments - net:
    Realized gain distributions from underlying mutual fund                0                 0                   0

    Realized gains (losses) on sales of investments                      (29)               (1)                 (1)

        Net realized gains (losses) on investments                       (29)               (1)                 (1)

    Net change in unrealized appreciation or
    depreciation of investments                                           28                 2                   7

        Net gains (losses) on investments                                 (1)                1                   6

Net increase (decrease) in net assets resulting
from operations                                                 $         (6)                0                   6

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
As of December 31, 2001
(amounts in thousands)



                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                 T Rowe Price    T Rowe Price    T Rowe Price    T Rowe Price
                                                                Equity Income   International   Ltd Term Bond    Midcap Growth
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss):
 Investment income distributions from underlying mutual fund         $     86              23              75                0
 Mortality and expense charges:
  Wealthquest Variable Annuity                                            (44)            (14)            (17)             (31)
  Investrac Gold Variable Annuity                                          (1)              0                               (2)
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                              (1)             (3)              0               (1)
  Wealthquest III Variable Annuity - 6 yr Ratchet                           0               0               0                0
  Wealthquest III Variable Anniuty - 3% Rollup                              0               0               0                0
  Wealthquest III Variable Annuity - 5% Rollup                              0               0               0                0
  Group Unallocated Variable Annuity Registered                            (1)             (1)              0               (2)

   Investment income (loss) - net                                          39               5              58              (36)

Realized and unrealized gains (losses) on investments - net:
 Realized gain distributions from underlying mutual fund                   41               0               0                0

 Realized gains (losses) on sales of investments                           (7)             (1)             24               88

  Net realized gains (losses) on investments                               34              (1)             24               88

 Net change in unrealized appreciation or depreciation of investments     (41)           (293)             18               34

  Net gains (losses) on investments                                        (7)           (294)             42              122

Net increase (decrease) in net assets resulting from operations      $     32            (289)            100               86




                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Lazard        Lazard
                                                                    Small Cap   Emerging Mkts
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss):
 Investment income distributions from underlying mutual fund         $      3               2
 Mortality and expense charges:
  Wealthquest Variable Annuity                                            (13)             (5)
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider
  Wealthquest III Variable Annuity - 6 yr Ratchet
  Wealthquest III Variable Anniuty - 3% Rollup
  Wealthquest III Variable Annuity - 5% Rollup
  Group Unallocated Variable Annuity Registered

   Investment income (loss) - net                                         (10)             (3)

Realized and unrealized gains (losses) on investments - net:
 Realized gain distributions from underlying mutual fund                   66               0

 Realized gains (losses) on sales of investments                           80             (73)

  Net realized gains (losses) on investments                              146             (73)

 Net change in unrealized appreciation or depreciation of investments      99             (18)

  Net gains (losses) on investments                                       245             (91)

Net increase (decrease) in net assets resulting from operations      $    235             (94)


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
As of December 31, 2001
(amounts in thousands)



                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                      MFS Emerging    MFS Capital                   MFS Growth
                                                                        Growth          Opport      MFS Research    w/ Income
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss):
 Investment income distributions from underlying mutual fund            $        0              0              0            13
 Mortality and expense charges:
  Wealthquest Variable Annuity                                                 (42)           (34)           (25)          (29)
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                    0             (1)             0             0
  Wealthquest III Variable Annuity - 6 yr Ratchet                                0              0              0             0
  Wealthquest III Variable Anniuty - 3% Rollup                                   0              0              0             0
  Wealthquest III Variable Annuity - 5% Rollup                                  (3)            (1)            (1)            0
  Group Unallocated Variable Annuity Registered                                  0              0              0             0

   Investment income (loss) - net                                              (45)           (36)           (26)          (16)

Realized and unrealized gains (losses) on investments - net:
 Realized gain distributions from underlying mutual fund                       246            260            288            65

 Realized gains (losses) on sales of investments                              (120)           (78)           (50)          (92)

  Net realized gains (losses) on investments                                   126            182            238           (27)

 Net change in unrealized appreciation or depreciation of investments       (1,592)          (880)          (720)         (380)

  Net gains (losses) on investments                                         (1,466)          (698)          (482)         (407)

Net increase (decrease) in net assets resulting from operations         $   (1,511)          (734)          (508)         (423)




                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Van Eck Hard     Van Eck
                                                                         Assets     Emerging Mkts
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss):
 Investment income distributions from underlying mutual fund            $        2              0
 Mortality and expense charges:
  Wealthquest Variable Annuity                                                  (2)            (8)
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider
  Wealthquest III Variable Annuity - 6 yr Ratchet
  Wealthquest III Variable Anniuty - 3% Rollup
  Wealthquest III Variable Annuity - 5% Rollup
  Group Unallocated Variable Annuity Registered

   Investment income (loss) - net                                                0             (8)

Realized and unrealized gains (losses) on investments - net:
 Realized gain distributions from underlying mutual fund                         0              0

 Realized gains (losses) on sales of investments                                 1           (183)

  Net realized gains (losses) on investments                                     1           (183)

 Net change in unrealized appreciation or depreciation of investments          (22)            (9)

  Net gains (losses) on investments                                            (21)          (192)

Net increase (decrease) in net assets resulting from operations         $      (21)          (200)


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
As of December 31, 2001
(amounts in thousands)


                                                                                                Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Federated        Federated    Federated
                                                                                   International    Utility      US Gov't
                                                                                                                 Bond
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss):
    Investment income distributions from underlying mutual fund                  $             0           21           58
    Mortality and expense charges:
        Wealthquest Variable Annuity                                                                       (7)         (19)
        Investrac Gold Variable Annuity
        Group Unallocated Variable Annuity
        Investrac Gold Annuitized Variable Annuity
        Wealthquest III Variable Annuity - No Rider                                            0            0            0
        Wealthquest III Variable Annuity - 6 yr Ratchet                                        0            0            0
        Wealthquest III Variable Anniuty - 3% Rollup                                           0            0            0
        Wealthquest III Variable Annuity - 5% Rollup                                          (1)           0            0
        Group Unallocated Variable Annuity Registered                                          0            0            0

            Investment income (loss) - net                                                     (1)         14           39

Realized and unrealized gains (losses) on investments - net:
    Realized gain distributions from underlying mutual fund                                    0            0            0

    Realized gains (losses) on sales of investments                                           (2)         (65)          32

        Net realized gains (losses) on investments                                            (2)         (65)          32

    Net change in unrealized appreciation or depreciation of investments                      (8)         (68)          36

        Net gains (losses) on investments                                                    (10)        (133)          68

Net increase (decrease) in net assets resulting from operations                  $           (11)        (119)         107


                                                                                                Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Federated      Federated    Federated
                                                                                     High Income    Growth        Equity
                                                                                     Bond           Strategy      Income
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss):
    Investment income distributions from underlying mutual fund                  $           247            0           17
    Mortality and expense charges:
        Wealthquest Variable Annuity                                                         (30)         (22)         (11)
        Investrac Gold Variable Annuity
        Group Unallocated Variable Annuity
        Investrac Gold Annuitized Variable Annuity
        Wealthquest III Variable Annuity - No Rider                                           (1)           0            0
        Wealthquest III Variable Annuity - 6 yr Ratchet                                        0            0            0
        Wealthquest III Variable Anniuty - 3% Rollup                                           0            0            0
        Wealthquest III Variable Annuity - 5% Rollup                                           0            0           (1)
        Group Unallocated Variable Annuity Registered                                          0            0            0

            Investment income (loss) - net                                                   216          (22)           5

Realized and unrealized gains (losses) on investments - net:
    Realized gain distributions from underlying mutual fund                                    0            32           0

    Realized gains (losses) on sales of investments                                         (216)        (474)         (32)

        Net realized gains (losses) on investments                                          (216)        (442)         (32)

    Net change in unrealized appreciation or depreciation of investments                    (152)        (392)        (102)

        Net gains (losses) on investments                                                    (368)       (834)        (134)

Net increase (decrease) in net assets resulting from operations                  $          (152)        (856)        (129)


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
As of December 31, 2001
(amounts in thousands)


                                                           Segregated Sub-accounts
- --------------------------------------------------------------------------------------------------------------------------------
                                                         Alger       Alger Growth    Alger Growth    Alger      Alger     Alger
                                                        Small Cap                     & Income      Balanced   Mid Cap   Leveraged
- --------------------------------------------------------------------------------------------------------------------------------

Investment income (loss):
  Investment income distributions
    from underlying mutual fund                  $              0               2               2          3         0           0
  Mortality and expense charges:
Wealthquest Variable Annuity                                   (1)             (4)             (5)        (2)       (5)         (2)
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                     0              (1)              0          0         0           0
Wealthquest III Variable Annuity - 6 yr Ratchet                 0               0               0          0         0           0
Wealthquest III Variable Anniuty - 3% Rollup                    0               0               0          0         0           0
Wealthquest III Variable Annuity - 5% Rollup                    0              (8)             (2)         0        (1)         (1)
Group Unallocated Variable Annuity Registered                   0              (1)             (1)        (2)       (1)          0

            Investment income (loss) - net                     (1)            (12)             (6)        (1)       (7)         (3)

Realized and unrealized gains (losses) on
investments - net:
    Realized gain distributions from
    underlying mutual fund                                      0             119              43          3       248          10

Realized gains (losses) on sales of investments                (4)            (55)            (27)        (8)     (108)        (57)

Net realized gains (losses) on investments                     (4)             64              16         (5)      140         (47)

Net change in unrealized appreciation or depreciation
of investments                                                (18)           (182)            (91)         8      (198)        (29)

        Net gains (losses) on investments                     (22)           (118)            (75)         3       (58)        (76)

Net increase (decrease) in net assets resulting
from operations                                  $            (23)           (130)            (81)         2       (65)        (79)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
As of December 31, 2001
(amounts in thousands)

                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Invesco     Invesco Health     Invesco        Invesco Small
                                                                      Dynamics       Science        Technology        Co. Growth
------------------------------------------------------------------------------------------------------------------------------------

Investment income (loss):
 Investment income distributions from underlying mutual fund           $     0                 1             0                  0
 Mortality and expense charges:
  Wealthquest Variable Annuity
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                0                 0             0                  0
  Wealthquest III Variable Annuity - 6 yr Ratchet                            0                 0             0                  0
  Wealthquest III Variable Anniuty - 3% Rollup                               0                 0             0                  0
  Wealthquest III Variable Annuity - 5% Rollup                               0                 0             0                  0
  Group Unallocated Variable Annuity Registered                              0                 0             0                  0

   Investment income (loss) - net                                            0                 1             0                  0

Realized and unrealized gains (losses) on investments - net:
 Realized gain distributions from underlying mutual fund                     0                 0             0                  0

 Realized gains (losses) on sales of investments                             0                 0             0                  0

  Net realized gains (losses) on investments                                 0                 0             0                  0

 Net change in unrealized appreciation or depreciation of investments        0                 2            (1)                 0

  Net gains (losses) on investments                                          0                 2            (1)                 0

Net increase (decrease) in net assets resulting from operations        $     0                 3            (1)                 0



                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Invesco Real          Invesco        Invesco       Invesco
                                                                   Estate Opp          Utilities       Telecom    Financial Svcs.
------------------------------------------------------------------------------------------------------------------------------------

Investment income (loss):
 Investment income distributions from underlying mutual fund           $     0                 0             0                  0
 Mortality and expense charges:
  Wealthquest Variable Annuity
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                0                 0             0                  0
  Wealthquest III Variable Annuity - 6 yr Ratchet                            0                 0             0                  0
  Wealthquest III Variable Anniuty - 3% Rollup                               0                 0             0                  0
  Wealthquest III Variable Annuity - 5% Rollup                               0                 0             0                  0
  Group Unallocated Variable Annuity Registered                              0                 0             0                  0

   Investment income (loss) - net                                            0                 0             0                  0

Realized and unrealized gains (losses) on investments - net:
 Realized gain distributions from underlying mutual fund                     0                 0             0                  0

 Realized gains (losses) on sales of investments                             0                 0             0                  0

  Net realized gains (losses) on investments                                 0                 0             0                  0

 Net change in unrealized appreciation or depreciation of investments        0                 0             0                  1

  Net gains (losses) on investments                                          0                 0             0                  1

Net increase (decrease) in net assets resulting from operations        $     0                 0             0                  1

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2001
(amounts in thousands)



                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                             AN         AN Equity         AN            AN Money
                                                                           Growth        Income        Balanced          Market
------------------------------------------------------------------------------------------------------------------------------------
Operations:
 Investment income (loss) - net                                          $    (15)            272            76               85
 Net realized gains (losses) on investments                                  (150)              1           (61)               0
 Net change in unrealized appreciation or depreciation of investments        (963)         (1,789)         (276)               0

Net increase (decrease) in net assets resulting from operations            (1,128)         (1,516)         (261)              85

contract transactions:
 contract purchase payments:
  Wealthquest Variable Annuity                                                118             816           446            3,383
  Investrac Gold Variable Annuity                                             122             520            58               11
  Group Unallocated Variable Annuity                                            0               0             0
  Investrac Gold Annuitized Variable Annuity                                    0               0             0                0
  Wealthquest III Variable Annuity - No Rider                                  64             304           166           24,009
  Wealthquest III Variable Annuity - 6 yr Ratchet                               2             194            12              499
  Wealthquest III Variable Anniuty - 3% Rollup                                  0               0             0              301
  Wealthquest III Variable Annuity - 5% Rollup                                  0              60            55            1,984
  Group Unallocated Variable Annuity Registered                               111             141           198            2,990

 contract terminations, withdrawal payments and charges:
  Wealthquest Variable Annuity                                               (190)           (271)         (185)          (4,301)
  Investrac Gold Variable Annuity                                            (434)           (681)          (17)             (28)
  Group Unallocated Variable Annuity                                            0               0             0
  Investrac Gold Annuitized Variable Annuity                                    0               0             0                0
  Wealthquest III Variable Annuity - No Rider                                 (11)            (79)          (76)         (19,428)
  Wealthquest III Variable Annuity - 6 yr Ratchet                               0            (102)          (12)            (375)
  Wealthquest III Variable Anniuty - 3% Rollup                                  0               0             0             (295)
  Wealthquest III Variable Annuity - 5% Rollup                                  0               0             0           (1,520)
  Group Unallocated Variable Annuity Registered                               (88)            (46)          (21)          (1,034)

Increase (decrease) in net assets from contract transactions                 (306)            856            624           6,196

Increase (decrease) in net assets                                          (1,434)           (660)           363           6,281

Net assets at the beginning of year                                         6,409          11,697          3,697           3,661

Net assets at the end of year                                            $  4,975          11,037          4,060           9,942


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2001
(amounts in thousands)

                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                         AN Gov't        AN High       AN Small/        AN
                                                                           Bond        Yield Bond       Mid Cap    International
------------------------------------------------------------------------------------------------------------------------------------
Operations:
 Investment income (loss) - net                                          $     25              14             (1)             (1)
 Net realized gains (losses) on investments                                    (1)             (2)           (75)            (14)
 Net change in unrealized appreciation or depreciation of investments          (7)            (14)           (51)             (6)

Net increase (decrease) in net assets resulting from operations                17              (2)          (127)            (21)

contract transactions:
 contract purchase payments:
  Wealthquest Variable Annuity                                                 48              60              8               6
  Investrac Gold Variable Annuity                                              35               2             97               0
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                  35               6              5           3,067
  Wealthquest III Variable Annuity - 6 yr Ratchet                              22              21             10               0
  Wealthquest III Variable Anniuty - 3% Rollup                                  0               0              0               0
  Wealthquest III Variable Annuity - 5% Rollup                                 35              13              0               4
  Group Unallocated Variable Annuity Registered                                18              19              9              12

 contract terminations, withdrawal payments and charges:
  Wealthquest Variable Annuity                                                (14)            (13)           (22)              0
  Investrac Gold Variable Annuity                                               0               0              0               0
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                   0               0              0          (3,055)
  Wealthquest III Variable Annuity - 6 yr Ratchet                              (8)             (7)             0               0
  Wealthquest III Variable Anniuty - 3% Rollup                                  0               0              0               0
  Wealthquest III Variable Annuity - 5% Rollup                                (14)              0              0               0
  Group Unallocated Variable Annuity Registered                                 0               0              0              (2)

Increase (decrease) in net assets from contract transactions                  157             101            107              32

Increase (decrease) in net assets                                             174              99            (20)             11

Net assets at the beginning of year                                            10              58            125              19

Net assets at the end of year                                            $    184             157            105              30


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2001
(amounts in thousands)



                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Fidelity      Fidelity                      Fidelity
                                                                           Growth        Equity        Fidelity         High
                                                                          & Income       Income         Growth         Income
------------------------------------------------------------------------------------------------------------------------------------
Operations:
 Investment income (loss) - net                                          $       0            11            (56)            41
 Net realized gains (losses) on investments                                      3            70           (151)           (40)
 Net change in unrealized appreciation or depreciation of investments          (13)         (307)        (1,019)           (80)

Net increase (decrease) in net assets resulting from operations                (10)         (226)        (1,226)           (79)

contract transactions:
 contract purchase payments:
  Wealthquest Variable Annuity
  Investrac Gold Variable Annuity                                               12           222            232             40
  Group Unallocated Variable Annuity                                                           0              0              0
  Investrac Gold Annuitized Variable Annuity                                                   0              0              0
  Wealthquest III Variable Annuity - No Rider
  Wealthquest III Variable Annuity - 6 yr Ratchet
  Wealthquest III Variable Anniuty - 3% Rollup
  Wealthquest III Variable Annuity - 5% Rollup
  Group Unallocated Variable Annuity Registered

 contract terminations, withdrawal payments and charges:
  Wealthquest Variable Annuity
  Investrac Gold Variable Annuity                                                0          (542)          (482)           (19)
  Group Unallocated Variable Annuity                                                           0              0              0
  Investrac Gold Annuitized Variable Annuity                                                   0              0              0
  Wealthquest III Variable Annuity - No Rider
  Wealthquest III Variable Annuity - 6 yr Ratchet
  Wealthquest III Variable Anniuty - 3% Rollup
  Wealthquest III Variable Annuity - 5% Rollup
  Group Unallocated Variable Annuity Registered

Increase (decrease) in net assets from contract transactions                    12          (320)          (250)            21

Increase (decrease) in net assets                                                2          (546)        (1,476)           (58)

Net assets at the beginning of year                                             90         3,445          5,158            370

Net assets at the end of year                                            $      92         2,899          3,682            312


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2001
(amounts in thousands)

                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Fidelity                     Fidelity       Fidelity
                                                                           Money        Fidelity        Invest.         Asset
                                                                           Market       Overseas         Bonds           Mgr.
------------------------------------------------------------------------------------------------------------------------------------
Operations:
 Investment income (loss) - net                                          $      12            18             19             71
 Net realized gains (losses) on investments                                      0            20              7            (96)
 Net change in unrealized appreciation or depreciation of investments            0          (169)            12           (175)

Net increase (decrease) in net assets resulting from operations                 12          (131)            38           (200)

contract transactions:
 contract purchase payments:
  Wealthquest Variable Annuity                                                                                             255
  Investrac Gold Variable Annuity                                              913            48            142             27
  Group Unallocated Variable Annuity                                             0             0              0              0
  Investrac Gold Annuitized Variable Annuity                                     0             0              0              0
  Wealthquest III Variable Annuity - No Rider
  Wealthquest III Variable Annuity - 6 yr Ratchet
  Wealthquest III Variable Anniuty - 3% Rollup
  Wealthquest III Variable Annuity - 5% Rollup
  Group Unallocated Variable Annuity Registered

 contract terminations, withdrawal payments and charges:
  Wealthquest Variable Annuity                                                                                            (259)
  Investrac Gold Variable Annuity                                             (982)          (11)          (210)          (126)
  Group Unallocated Variable Annuity                                             0             0              0              0
  Investrac Gold Annuitized Variable Annuity                                     0             0              0              0
  Wealthquest III Variable Annuity - No Rider
  Wealthquest III Variable Annuity - 6 yr Ratchet
  Wealthquest III Variable Anniuty - 3% Rollup
  Wealthquest III Variable Annuity - 5% Rollup
  Group Unallocated Variable Annuity Registered

Increase (decrease) in net assets from contract transactions                   (69)           37            (68)          (103)

Increase (decrease) in net assets                                              (57)          (94)           (30)          (303)

Net assets at the beginning of year                                            715           527            462          2,446

Net assets at the end of year                                            $     658           433            432          2,143


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2001
(amounts in thousands)

                                                                     Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Fidelity           Fidelity        Fidelity Asset
                                                                               Index 500         Contra Fund        Mgr Growth
------------------------------------------------------------------------------------------------------------------------------------
Operations:
 Investment income (loss) - net                                             $         (9)                (35)                 30
 Net realized gains (losses) on investments                                         (421)                (79)                (91)
 Net change in unrealized appreciation or depreciation of investments             (1,817)             (1,178)               (194)

Net increase (decrease) in net assets resulting from operations                   (2,247)             (1,292)               (255)

contract transactions:
 contract purchase payments:
  Wealthquest Variable Annuity                                                       260                 140                  25
  Investrac Gold Variable Annuity                                                    269                 178                  19
  Group Unallocated Variable Annuity                                                   0                   0                   0
  Investrac Gold Annuitized Variable Annuity                                           0                   0                   0
  Wealthquest III Variable Annuity - No Rider
  Wealthquest III Variable Annuity - 6 yr Ratchet
  Wealthquest III Variable Anniuty - 3% Rollup
  Wealthquest III Variable Annuity - 5% Rollup
  Group Unallocated Variable Annuity Registered

 contract terminations, withdrawal payments and charges:
  Wealthquest Variable Annuity                                                      (845)               (479)               (106)
  Investrac Gold Variable Annuity                                                 (1,138)               (137)                (53)
  Group Unallocated Variable Annuity                                                   0                   0                   0
  Investrac Gold Annuitized Variable Annuity                                           0                   0                   0
  Wealthquest III Variable Annuity - No Rider
  Wealthquest III Variable Annuity - 6 yr Ratchet
  Wealthquest III Variable Anniuty - 3% Rollup
  Wealthquest III Variable Annuity - 5% Rollup
  Group Unallocated Variable Annuity Registered

Increase (decrease) in net assets from contract transactions                      (1,454)               (298)               (115)

Increase (decrease) in net assets                                                 (3,701)             (1,590)               (370)

Net assets at the beginning of year                                               16,520               8,790               1,829

Net assets at the end of year                                               $     12,819               7,200               1,459


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2001
(amounts in thousands)

                                                                     Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Fidelity       Fidelity Growth          Fidelity
                                                                           Balanced Port        Opp Port             Midcap Port
------------------------------------------------------------------------------------------------------------------------------------
Operations:
 Investment income (loss) - net                                             $          1                 (18)                 (9)
 Net realized gains (losses) on investments                                           (1)               (219)                (22)
 Net change in unrealized appreciation or depreciation of investments                 (2)               (311)                 (1)

Net increase (decrease) in net assets resulting from operations                       (2)               (548)                (32)

contract transactions:
 contract purchase payments:
  Wealthquest Variable Annuity                                                                            25
  Investrac Gold Variable Annuity                                                      9                  11                 162
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider
  Wealthquest III Variable Annuity - 6 yr Ratchet
  Wealthquest III Variable Anniuty - 3% Rollup
  Wealthquest III Variable Annuity - 5% Rollup
  Group Unallocated Variable Annuity Registered

 contract terminations, withdrawal payments and charges:
  Wealthquest Variable Annuity                                                                          (145)
  Investrac Gold Variable Annuity                                                      0                   0                 (85)
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider
  Wealthquest III Variable Annuity - 6 yr Ratchet
  Wealthquest III Variable Anniuty - 3% Rollup
  Wealthquest III Variable Annuity - 5% Rollup
  Group Unallocated Variable Annuity Registered

Increase (decrease) in net assets from contract transactions                           9                (109)                 77

Increase (decrease) in net assets                                                      7                (657)                 45

Net assets at the beginning of year                                                   36               2,567                 607

Net assets at the end of year                                               $         43               1,910                 652

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2001
(amounts in thousands)


                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Fidelity       Fidelity       Fidelity
                                                                             Aggressive       Asset         Asset Mgr     Fidelity
                                                                               Growth       Manager II      Growth II     Contra II
------------------------------------------------------------------------------------------------------------------------------------
Operations:
 Investment income (loss) - net                                             $         0              0              0            (2)
 Net realized gains (losses) on investments                                          (2)             0              0            (5)
 Net change in unrealized appreciation or depreciation of investments                 1              0              0             6

Net increase (decrease) in net assets resulting from operations                      (1)             0              0            (1)

contract transactions:
 contract purchase payments:
  Wealthquest Variable Annuity
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                         1              0              0            71
  Wealthquest III Variable Annuity - 6 yr Ratchet                                     2              0              6            52
  Wealthquest III Variable Anniuty - 3% Rollup                                        0              0              0           119
  Wealthquest III Variable Annuity - 5% Rollup                                        0              0              0            77
  Group Unallocated Variable Annuity Registered                                      25              4              6           218

 contract terminations, withdrawal payments and charges:
  Wealthquest Variable Annuity
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                         0              0              0           (13)
  Wealthquest III Variable Annuity - 6 yr Ratchet                                     0              0             (6)          (26)
  Wealthquest III Variable Anniuty - 3% Rollup                                        0              0              0           (58)
  Wealthquest III Variable Annuity - 5% Rollup                                        0              0              0           (12)
  Group Unallocated Variable Annuity Registered                                      (7)             0              0            (6)

Increase (decrease) in net assets from contract transactions                         21              4              6           422

Increase (decrease) in net assets                                                    20              4              6           421

Net assets at the beginning of year                                                   0              0              0             3

Net assets at the end of year                                               $        20              4              6           424

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2001
(amounts in thousands)

                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Fidelity       Fidelity
                                                                                 Index         Growth       Fidelity
                                                                                500 II         Opp II       Midcap II
------------------------------------------------------------------------------------------------------------------------------------
Operations:
 Investment income (loss) - net                                             $        (5)            (1)             0
 Net realized gains (losses) on investments                                         (29)            (1)            (1)
 Net change in unrealized appreciation or depreciation of investments                28              2              7

Net increase (decrease) in net assets resulting from operations                      (6)             0              6

contract transactions:
 contract purchase payments:
  Wealthquest Variable Annuity
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                       380             29             15
  Wealthquest III Variable Annuity - 6 yr Ratchet                                   122             23             58
  Wealthquest III Variable Anniuty - 3% Rollup                                      179              0              0
  Wealthquest III Variable Annuity - 5% Rollup                                      220              0              1
  Group Unallocated Variable Annuity Registered                                     363             95            101

 contract terminations, withdrawal payments and charges:
  Wealthquest Variable Annuity
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                       (76)             0              0
  Wealthquest III Variable Annuity - 6 yr Ratchet                                   (68)            (8)           (25)
  Wealthquest III Variable Anniuty - 3% Rollup                                      (87)             0              0
  Wealthquest III Variable Annuity - 5% Rollup                                       (9)             0              0
  Group Unallocated Variable Annuity Registered                                     (18)            (5)             0

Increase (decrease) in net assets from contract transactions                      1,006            134            150

Increase (decrease) in net assets                                                 1,000            134            156

Net assets at the beginning of year                                                 133              0              0

Net assets at the end of year                                               $     1,133            134            156


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2001
(amounts in thousands)



                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                       T Rowe Price                                  T Rowe Price
                                                                          Equity      T Rowe Price    T Rowe Price      Midcap
                                                                          Income     International   Ltd Term Bond      Growth
------------------------------------------------------------------------------------------------------------------------------------
Operations:
 Investment income (loss) - net                                          $       39              5              58            (36)
 Net realized gains (losses) on investments                                      34             (1)             24             88
 Net change in unrealized appreciation or depreciation of investments           (41)          (293)             18             34

Net increase (decrease) in net assets resulting from operations                  32           (289)            100             86

contract transactions:
 contract purchase payments:
  Wealthquest Variable Annuity                                                  347             47             108            299
  Investrac Gold Variable Annuity                                                72              4                            175
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                   150         15,272              39             35
  Wealthquest III Variable Annuity - 6 yr Ratchet                               116             17              31              5
  Wealthquest III Variable Anniuty - 3% Rollup                                  119              0               0             89
  Wealthquest III Variable Annuity - 5% Rollup                                  103              0              14             31
  Group Unallocated Variable Annuity Registered                                 305             75              27            226

 contract terminations, withdrawal payments and charges:
  Wealthquest Variable Annuity                                                 (491)          (176)           (293)          (406)
  Investrac Gold Variable Annuity                                                 0              0                             (2)
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                   (40)       (15,310)             (6)           (15)
  Wealthquest III Variable Annuity - 6 yr Ratchet                               (41)            (8)             (4)            (2)
  Wealthquest III Variable Anniuty - 3% Rollup                                  (58)             0               0            (44)
  Wealthquest III Variable Annuity - 5% Rollup                                    0              0               0              0
  Group Unallocated Variable Annuity Registered                                 (32)             0              (6)           (11)

Increase (decrease) in net assets from contract transactions                    550            (79)            (90)           380

Increase (decrease) in net assets                                               582           (368)             10            466

Net assets at the beginning of year                                           3,357          1,455           1,266          2,454

Net assets at the end of year                                            $    3,939          1,087           1,276          2,920


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2001
(amounts in thousands)


                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Lazard        Lazard
                                                                              Small       Emerging
                                                                               Cap          Mkts
------------------------------------------------------------------------------------------------------------------------------------
Operations:
 Investment income (loss) - net                                          $      (10)            (3)
 Net realized gains (losses) on investments                                     146            (73)
 Net change in unrealized appreciation or depreciation of investments            99            (18)

Net increase (decrease) in net assets resulting from operations                 235            (94)

contract transactions:
 contract purchase payments:
  Wealthquest Variable Annuity                                                   27              9
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider
  Wealthquest III Variable Annuity - 6 yr Ratchet
  Wealthquest III Variable Anniuty - 3% Rollup
  Wealthquest III Variable Annuity - 5% Rollup
  Group Unallocated Variable Annuity Registered

 contract terminations, withdrawal payments and charges:
  Wealthquest Variable Annuity                                                 (218)           (47)
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider
  Wealthquest III Variable Annuity - 6 yr Ratchet
  Wealthquest III Variable Anniuty - 3% Rollup
  Wealthquest III Variable Annuity - 5% Rollup
  Group Unallocated Variable Annuity Registered

Increase (decrease) in net assets from contract transactions                   (191)           (38)

Increase (decrease) in net assets                                                44           (132)

Net assets at the beginning of year                                           1,062            466

Net assets at the end of year                                            $    1,106            334


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2001
(amounts in thousands)



                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                             MFS           MFS                      MFS
                                                                           Emerging      Capital        MFS        Growth
                                                                            Growth        Opport      Research    w/ Income
------------------------------------------------------------------------------------------------------------------------------------
Operations:
 Investment income (loss) - net                                          $      (45)         (36)          (26)         (16)
 Net realized gains (losses) on investments                                     126          182           238          (27)
 Net change in unrealized appreciation or depreciation of investments        (1,592)        (880)         (720)        (380)

Net increase (decrease) in net assets resulting from operations              (1,511)        (734)         (508)        (423)

contract transactions:
 contract purchase payments:
  Wealthquest Variable Annuity                                                   25           88            26          177
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                    22           12           102           32
  Wealthquest III Variable Annuity - 6 yr Ratchet                                10           16             6           10
  Wealthquest III Variable Anniuty - 3% Rollup                                    0            0             0            0
  Wealthquest III Variable Annuity - 5% Rollup                                  331          207            56           27
  Group Unallocated Variable Annuity Registered                                  98           54            67           53

 contract terminations, withdrawal payments and charges:
  Wealthquest Variable Annuity                                                 (510)        (433)         (225)        (356)
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                     0           (3)          (38)           0
  Wealthquest III Variable Annuity - 6 yr Ratchet                                (6)          (6)           (1)          (5)
  Wealthquest III Variable Anniuty - 3% Rollup                                    0            0             0            0
  Wealthquest III Variable Annuity - 5% Rollup                                 (125)         (66)           (1)           0
  Group Unallocated Variable Annuity Registered                                  (4)           0            (6)           0

Increase (decrease) in net assets from contract transactions                   (159)        (131)          (14)         (62)

Increase (decrease) in net assets                                            (1,670)        (865)         (522)        (485)

Net assets at the beginning of year                                           4,940        3,355         2,543        2,496

Net assets at the end of year                                            $    3,270        2,490         2,021        2,011

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2001
(amounts in thousands)


                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Van Eck     Van Eck
                                                                             Hard       Emerging
                                                                            Assets        Mkts
------------------------------------------------------------------------------------------------------------------------------------
Operations:
 Investment income (loss) - net                                          $        0           (8)
 Net realized gains (losses) on investments                                       1         (183)
 Net change in unrealized appreciation or depreciation of investments           (22)          (9)

Net increase (decrease) in net assets resulting from operations                 (21)        (200)

contract transactions:
 contract purchase payments:
  Wealthquest Variable Annuity                                                   52           77
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider
  Wealthquest III Variable Annuity - 6 yr Ratchet
  Wealthquest III Variable Anniuty - 3% Rollup
  Wealthquest III Variable Annuity - 5% Rollup
  Group Unallocated Variable Annuity Registered

 contract terminations, withdrawal payments and charges:
  Wealthquest Variable Annuity                                                   (4)         (28)
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider
  Wealthquest III Variable Annuity - 6 yr Ratchet
  Wealthquest III Variable Anniuty - 3% Rollup
  Wealthquest III Variable Annuity - 5% Rollup
  Group Unallocated Variable Annuity Registered

Increase (decrease) in net assets from contract transactions                     48           49

Increase (decrease) in net assets                                                27         (151)

Net assets at the beginning of year                                             144          705

Net assets at the end of year                                            $      171          554



AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2001
(amounts in thousands)



                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Federated            Federated          Federated US
                                                                           International           Utility            Gov't Bond
------------------------------------------------------------------------------------------------------------------------------------
Operations:
 Investment income (loss) - net                                          $            (1)                14                    39
 Net realized gains (losses) on investments                                           (2)               (65)                   32
 Net change in unrealized appreciation or depreciation of investments                 (8)               (68)                   36

Net increase (decrease) in net assets resulting from operations                      (11)              (119)                  107

contract transactions:
 contract purchase payments:
  Wealthquest Variable Annuity                                                                           45                   498
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                          2                 85
  Wealthquest III Variable Annuity - 6 yr Ratchet                                      0                 18
  Wealthquest III Variable Anniuty - 3% Rollup                                         0                  0
  Wealthquest III Variable Annuity - 5% Rollup                                        75                 21
  Group Unallocated Variable Annuity Registered                                       27                 26

 contract terminations, withdrawal payments and charges:
  Wealthquest Variable Annuity                                                                          (20)                 (374)
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                          0                  0
  Wealthquest III Variable Annuity - 6 yr Ratchet                                      0                 (8)
  Wealthquest III Variable Anniuty - 3% Rollup                                         0                  0
  Wealthquest III Variable Annuity - 5% Rollup                                       (35)                 0
  Group Unallocated Variable Annuity Registered                                       (1)                 0

Increase (decrease) in net assets from contract transactions                          68                167                   124

Increase (decrease) in net assets                                                     57                 48                   231

Net assets at the beginning of year                                                    3                457                 1,463

Net assets at the end of year                                            $            60                505                 1,694

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2001
(amounts in thousands)


                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Federated High         Federated            Federated
                                                                            Income Bond        Growth Strat         Equity Income
------------------------------------------------------------------------------------------------------------------------------------
Operations:
 Investment income (loss) - net                                          $           216                (22)                    5
 Net realized gains (losses) on investments                                         (216)              (442)                  (32)
 Net change in unrealized appreciation or depreciation of investments               (152)              (392)                 (102)

Net increase (decrease) in net assets resulting from operations                     (152)              (856)                 (129)

contract transactions:
 contract purchase payments:
  Wealthquest Variable Annuity                                                        73                 10                   127
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                         251                 2                     3
  Wealthquest III Variable Annuity - 6 yr Ratchet                                      6                 21                     0
  Wealthquest III Variable Anniuty - 3% Rollup                                         0                  0                     0
  Wealthquest III Variable Annuity - 5% Rollup                                        10                  0                   187
  Group Unallocated Variable Annuity Registered                                       19                 23                    11

 contract terminations, withdrawal payments and charges:
  Wealthquest Variable Annuity                                                      (204)              (119)                 (133)
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                         (6)                 0                     0
  Wealthquest III Variable Annuity - 6 yr Ratchet                                     (6)                (6)                    0
  Wealthquest III Variable Anniuty - 3% Rollup                                         0                  0                     0
  Wealthquest III Variable Annuity - 5% Rollup                                         0                  0                   (18)
  Group Unallocated Variable Annuity Registered                                        0                  0                     0

Increase (decrease) in net assets from contract transactions                         143                (69)                  177

Increase (decrease) in net assets                                                     (9)              (925)                   48

Net assets at the beginning of year                                                2,378              2,374                   894

Net assets at the end of year                                            $         2,369              1,449                   942


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2001
(amounts in thousands)



                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Alger              Alger           Alger Growth
                                                                          Small Cap           Growth             & Income
------------------------------------------------------------------------------------------------------------------------------------
Operations:
 Investment income (loss) - net                                          $       (1)             (12)                    (6)
 Net realized gains (losses) on investments                                      (4)              64                     16
 Net change in unrealized appreciation or depreciation of investments           (18)            (182)                   (91)

Net increase (decrease) in net assets resulting from operations                 (23)            (130)                   (81)

contract transactions:
 contract purchase payments:
  Wealthquest Variable Annuity                                                   52              267                    270
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                     9               60                     56
  Wealthquest III Variable Annuity - 6 yr Ratchet                                 0               49                     20
  Wealthquest III Variable Anniuty - 3% Rollup                                   88                0                      0
  Wealthquest III Variable Annuity - 5% Rollup                                   17              825                    255
  Group Unallocated Variable Annuity Registered                                  51              122                    205

 contract terminations, withdrawal payments and charges:
  Wealthquest Variable Annuity                                                    0               (2)                   (12)
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                    (3)             (14)                   (22)
  Wealthquest III Variable Annuity - 6 yr Ratchet                                 0              (19)                   (17)
  Wealthquest III Variable Anniuty - 3% Rollup                                  (42)               0                      0
  Wealthquest III Variable Annuity - 5% Rollup                                    0             (229)                   (75)
  Group Unallocated Variable Annuity Registered                                  (5)              (2)                   (15)

 Increase (decrease) in net assets from contract transactions                   167            1,057                    665
(Decrease) in net assets from Sponsor equity transfer                             0                0                      0

Increase (decrease) in net assets                                               144              927                    584

Net assets at the beginning of year                                              29              285                    219

Net assets at the end of year                                            $      173            1,212                    803

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2001
(amounts in thousands)


                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Alger            Alger                 Alger
                                                                           Balanced          Mid Cap              Leveraged
------------------------------------------------------------------------------------------------------------------------------------
Operations:
 Investment income (loss) - net                                          $       (1)              (7)                    (3)
 Net realized gains (losses) on investments                                      (5)             140                    (47)
 Net change in unrealized appreciation or depreciation of investments             8             (198)                   (29)

Net increase (decrease) in net assets resulting from operations                   2              (65)                   (79)

contract transactions:
 contract purchase payments:
  Wealthquest Variable Annuity                                                  313              129                      0
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                    71               40                     27
  Wealthquest III Variable Annuity - 6 yr Ratchet                                 0               36                     10
  Wealthquest III Variable Anniuty - 3% Rollup                                    0                0                      0
  Wealthquest III Variable Annuity - 5% Rollup                                   27               77                     88
  Group Unallocated Variable Annuity Registered                                 418              158                     74

 contract terminations, withdrawal payments and charges:
  Wealthquest Variable Annuity                                                    0              (26)                    (2)
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                   (29)              (4)                    (3)
  Wealthquest III Variable Annuity - 6 yr Ratchet                                 0               (8)                    (4)
  Wealthquest III Variable Anniuty - 3% Rollup                                    0                0                      0
  Wealthquest III Variable Annuity - 5% Rollup                                    0                0                    (41)
  Group Unallocated Variable Annuity Registered                                 (74)              (9)                    (4)

 Increase (decrease) in net assets from contract transactions                   726              393                    145
(Decrease) in net assets from Sponsor equity transfer                             0                0                      0

Increase (decrease) in net assets                                               728              328                     66

Net assets at the beginning of year                                              21              444                    183

Net assets at the end of year                                            $      749              772                    249


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2001
(amounts in thousands)


                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Invesco                    Invesco
                                                                               Invesco       Health      Invesco       Small Co.
                                                                               Dynamics     Science     Technology      Growth
------------------------------------------------------------------------------------------------------------------------------------
Operations:
 Investment income (loss) - net                                               $       0           1              0             0
 Net realized gains (losses) on investments                                           0           0              0             0
 Net change in unrealized appreciation or depreciation of investments                 0           2             (1)            0

Net increase (decrease) in net assets resulting from operations                       0           3             (1)            0

contract transactions:
 contract purchase payments:
  Wealthquest Variable Annuity
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                         0           5              0             0
  Wealthquest III Variable Annuity - 6 yr Ratchet                                     0           4              0             0
  Wealthquest III Variable Anniuty - 3% Rollup                                        0           0              0             0
  Wealthquest III Variable Annuity - 5% Rollup                                        0          17              0             0
  Group Unallocated Variable Annuity Registered                                       4          79             58             9

 contract terminations, withdrawal payments and charges:
  Wealthquest Variable Annuity
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                         0          (2)             0             0
  Wealthquest III Variable Annuity - 6 yr Ratchet                                     0          (2)             0             0
  Wealthquest III Variable Anniuty - 3% Rollup                                        0           0              0             0
  Wealthquest III Variable Annuity - 5% Rollup                                        0           0              0             0
  Group Unallocated Variable Annuity Registered                                       0          (2)            (4)            0

Increase (decrease) in net assets from contract transactions                          4          99             54             9

Increase (decrease) in net assets                                                     4         102             53             9

Net assets at the beginning of year                                                   0           0              0             0

Net assets at the end of year                                                 $       4         102             53             9

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2001
(amounts in thousands)

                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Invesco                                  Invesco
                                                                                Real       Invesco         Invesco     Financial
                                                                             Estate Opp   Utilities        Telecom       Svcs.
------------------------------------------------------------------------------------------------------------------------------------
Operations:
 Investment income (loss) - net                                               $       0           0              0             0
 Net realized gains (losses) on investments                                           0           0              0             0
 Net change in unrealized appreciation or depreciation of investments                 0           0              0             1

Net increase (decrease) in net assets resulting from operations                       0           0              0             1

contract transactions:
 contract purchase payments:
  Wealthquest Variable Annuity
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                         0           0              4            10
  Wealthquest III Variable Annuity - 6 yr Ratchet                                     0           0              0             0
  Wealthquest III Variable Anniuty - 3% Rollup                                        0           0              0             0
  Wealthquest III Variable Annuity - 5% Rollup                                        0           0              0             0
  Group Unallocated Variable Annuity Registered                                      21          11             11            66

 contract terminations, withdrawal payments and charges:
  Wealthquest Variable Annuity
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                         0           0              0            (3)
  Wealthquest III Variable Annuity - 6 yr Ratchet                                     0           0              0             0
  Wealthquest III Variable Anniuty - 3% Rollup                                        0           0              0             0
  Wealthquest III Variable Annuity - 5% Rollup                                        0           0              0             0
  Group Unallocated Variable Annuity Registered                                      (4)          0              0            (2)

Increase (decrease) in net assets from contract transactions                         17          11             15            71

Increase (decrease) in net assets                                                    17          11             15            72

Net assets at the beginning of year                                                   0           0              0             0

Net assets at the end of year                                                 $      17          11             15            72


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2000
(amounts in thousands)



                                                                                   Segregated Sub-accounts
----------------------------------------------------------------------------------------------------------------------------------
                                                                           AN       AN Equity                          AN Money
                                                                         Growth      Income       AN Balanced           Market
----------------------------------------------------------------------------------------------------------------------------------

Operations:
 Investment income (loss) - net                                        $      4            73              84               128
 Net realized gains (losses) on investments                                 190           772             208                 0
 Net change in unrealized appreciation or depreciation of investments      (455)          203            (192)               13

Net increase (decrease) in net assets resulting from operations            (261)        1,048             100               141

contract transactions:
 contract purchase payments:
  Wealthquest Variable Annuity                                              676         1,332             554               784
  Investrac Gold Variable Annuity                                           448           367             204               (68)
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                 0             0               0                 3
  Wealthquest III Variable Annuity - 6 yr Ratchet                             0             0               0                 0
  Wealthquest III Variable Anniuty - 3% Rollup                                0             0               0                 0
  Wealthquest III Variable Annuity - 5% Rollup                                0             5               0                 0
  Group Unallocated Variable Annuity Registered                               0             2               0                 0

 contract terminations, withdrawal payments and charges:
  Wealthquest Variable Annuity                                             (120)         (321)           (206)             (581)
  Investrac Gold Variable Annuity                                          (382)         (481)           (245)              (27)
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                 0             0               0                 0
  Wealthquest III Variable Annuity - 6 yr Ratchet                             0             0               0                 0
  Wealthquest III Variable Anniuty - 3% Rollup                                0             0               0                 0
  Wealthquest III Variable Annuity - 5% Rollup                                0             0               0                 0
  Group Unallocated Variable Annuity Registered                               0             0               0                 0

Increase (decrease) in net assets from contract transactions                622           904             307               111

Increase (decrease) in net assets                                           361         1,952             407               252

Net assets at the beginning of year                                       6,048         9,745           3,290             3,409

Net assets at the end of year                                          $  6,409        11,697           3,697             3,661


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2000
(amounts in thousands)

                                                                                   Segregated Sub-accounts
----------------------------------------------------------------------------------------------------------------------------------
                                                                       AN Gov't      AN High        AN Small/          AN
                                                                         Bond      Yield Bond        Mid Cap      International
----------------------------------------------------------------------------------------------------------------------------------

Operations:
 Investment income (loss) - net                                        $      0             4               0                 0
 Net realized gains (losses) on investments                                   0             0               0                 0
 Net change in unrealized appreciation or depreciation of investments         0            (2)            (54)               (1)

Net increase (decrease) in net assets resulting from operations               0             2             (54)               (1)

contract transactions:
 contract purchase payments:
  Wealthquest Variable Annuity                                               10            40             165
  Investrac Gold Variable Annuity                                             0                            10
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                 0             0               5                 3
  Wealthquest III Variable Annuity - 6 yr Ratchet                             0             0               0                 0
  Wealthquest III Variable Anniuty - 3% Rollup                                0             0               0                 0
  Wealthquest III Variable Annuity - 5% Rollup                                3            16               0                17
  Group Unallocated Variable Annuity Registered                               0             0               0                 0

 contract terminations, withdrawal payments and charges:
  Wealthquest Variable Annuity                                                0             0              (1)
  Investrac Gold Variable Annuity                                             0                             0
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                 0             0               0                 0
  Wealthquest III Variable Annuity - 6 yr Ratchet                             0             0               0                 0
  Wealthquest III Variable Anniuty - 3% Rollup                                0             0               0                 0
  Wealthquest III Variable Annuity - 5% Rollup                               (3)            0               0                 0
  Group Unallocated Variable Annuity Registered                               0             0               0                 0

Increase (decrease) in net assets from contract transactions                 10            56             179                20

Increase (decrease) in net assets                                            10            58             125                19

Net assets at the beginning of year                                           0             0               0                 0

Net assets at the end of year                                          $     10            58             125                19


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2000
(amounts in thousands)


                                                                                           Segregated Sub-accounts
----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fidelity       Fidelity      Fidelity     Fideltiy
                                                                             Growth &       Equity        Growth      High Income
                                                                             Income         Income
----------------------------------------------------------------------------------------------------------------------------------

Operations:
    Investment income (loss) - net                                       $          0             17           (78)            30
    Net realized gains (losses) on investments                                      5            167           897             (8)
    Net change in unrealized appreciation or depreciation
    of investments                                                                 (6)           (10)       (1,558)          (136)

Net increase (decrease) in net assets resulting from operations                    (1)           174          (739)          (114)

contract transactions:
  contract purchase payments:
Wealthquest Variable Annuity
Investrac Gold Variable Annuity                                                    72           (663)          990            (42)
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

  contract terminations, withdrawal payments and charges:
Wealthquest Variable Annuity
Investrac Gold Variable Annuity                                                     0           (625)         (898)           (16)
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

Increase (decrease) in net assets from contract transactions                       72         (1,288)           92            (58)

Increase (decrease) in net assets                                                  71         (1,114)         (647)          (172)

Net assets at the beginning of year                                                19          4,559         5,805            542

Net assets at the end of year                                            $         90          3,445         5,158            370

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2000
(amounts in thousands)

                                                                                           Segregated Sub-accounts
----------------------------------------------------------------------------------------------------------------------------------
                                                                             Fidelity       Fidelity     Fidelity        Fideltiy
                                                                             Money          Overseas    Investment       Asset
                                                                             Market                          Bond        Manager
----------------------------------------------------------------------------------------------------------------------------------

Operations:
    Investment income (loss) - net                                       $         30              1            54             48
    Net realized gains (losses) on investments                                      0            159           (31)           201
    Net change in unrealized appreciation or depreciation
    of investments                                                                  0           (329)           21           (393)

Net increase (decrease) in net assets resulting from operations                    30           (169)           44           (144)

contract transactions:
  contract purchase payments:
Wealthquest Variable Annuity                                                                                                  202
Investrac Gold Variable Annuity                                                   451            319          (490)            32
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

  contract terminations, withdrawal payments and charges:
Wealthquest Variable Annuity                                                                                                 (111)
Investrac Gold Variable Annuity                                                  (429)          (411)          (42)          (640)
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

Increase (decrease) in net assets from contract transactions                       22            (92)         (532)          (517)

Increase (decrease) in net assets                                                  52           (261)         (488)          (661)

Net assets at the beginning of year                                               663            788           950          3,107

Net assets at the end of year                                            $        715            527           462          2,446

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2000
(amounts in thousands)


                                                                                           Segregated Sub-accounts
----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Fidelity      Fidelity     Fidelity
                                                                                            Index         Contra-      Asset
                                                                                            500           Fund         Manager
----------------------------------------------------------------------------------------------------------------------------------

Operations:
    Investment income (loss) - net                                               $               (59)          (86)          15
    Net realized gains (losses) on investments                                                   627         1,284          122
    Net change in unrealized appreciation or depreciation of investments                      (2,474)       (1,936)        (419)

Net increase (decrease) in net assets resulting from operations                               (1,906)         (738)        (282)

contract transactions:
  contract purchase payments:
Wealthquest Variable Annuity                                                                   3,131         2,112          545
Investrac Gold Variable Annuity                                                                  468           327           74
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

  contract terminations, withdrawal payments and charges:
Wealthquest Variable Annuity                                                                    (638)         (266)         (98)
Investrac Gold Variable Annuity                                                                 (885)         (505)        (169)
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

Increase (decrease) in net assets from contract transactions                                   2,076         1,668          352

Increase (decrease) in net assets                                                                170           930           70

Net assets at the beginning of year                                                           16,350         7,860        1,759

Net assets at the end of year                                                    $            16,520         8,790        1,829

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2000
(amounts in thousands)

                                                                                           Segregated Sub-accounts
----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Fidelity      Fidelity     Fideltiy
                                                                                            Balanced      Growth       Midcap
                                                                                            Port          Opp Port     Port
----------------------------------------------------------------------------------------------------------------------------------

Operations:
    Investment income (loss) - net                                               $                 1             3           (4)
    Net realized gains (losses) on investments                                                    (1)          162            8
    Net change in unrealized appreciation or depreciation of investments                          (1)         (758)          37

Net increase (decrease) in net assets resulting from operations                                   (1)         (593)          41

contract transactions:
  contract purchase payments:
Wealthquest Variable Annuity                                                                                   430
Investrac Gold Variable Annuity                                                                   29            87          694
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

  contract terminations, withdrawal payments and charges:
Wealthquest Variable Annuity                                                                                  (512)
Investrac Gold Variable Annuity                                                                  (43)          (49)        (132)
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider
Wealthquest III Variable Annuity - 6 yr Ratchet
Wealthquest III Variable Anniuty - 3% Rollup
Wealthquest III Variable Annuity - 5% Rollup
Group Unallocated Variable Annuity Registered

Increase (decrease) in net assets from contract transactions                                     (14)           38          480

Increase (decrease) in net assets                                                                (15)           29          (63)

Net assets at the beginning of year                                                               51             4        3,204

Net assets at the end of year                                                    $                36            33        3,141

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2000
(amounts in thousands)



                                                                         Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Fidelity                 Fidelity   Fidelity
                                                                         Aggressive   Fidelity      Index      Growth     Fidelity
                                                                           Growth     Contra II     500 II     Opp II     Midcap II
------------------------------------------------------------------------------------------------------------------------------------

Operations:
 Investment income (loss) - net                                           $       0           0           0          0            0
 Net realized gains (losses) on investments                                       0           0          (2)         0            0
 Net change in unrealized appreciation or depreciation of investments             0           0          (6)         0            0

Net increase (decrease) in net assets resulting from operations                   0           0          (8)         0            0

contract transactions:
 contract purchase payments:
  Wealthquest Variable Annuity
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                     0           3          83          0            0
  Wealthquest III Variable Annuity - 6 yr Ratchet                                 0           0           0          0            0
  Wealthquest III Variable Anniuty - 3% Rollup                                    0           0           0          0            0
  Wealthquest III Variable Annuity - 5% Rollup                                    0           0          58          0            0
  Group Unallocated Variable Annuity Registered                                   0           0           0          0            0

contract terminations, withdrawal payments and charges:
 Wealthquest Variable Annuity
 Investrac Gold Variable Annuity
 Group Unallocated Variable Annuity
 Investrac Gold Annuitized Variable Annuity
 Wealthquest III Variable Annuity - No Rider                                      0           0           0          0            0
 Wealthquest III Variable Annuity - 6 yr Ratchet                                  0           0           0          0            0
 Wealthquest III Variable Anniuty - 3% Rollup                                     0           0           0          0            0
 Wealthquest III Variable Annuity - 5% Rollup                                     0           0           0          0            0
 Group Unallocated Variable Annuity Registered                                    0           0           0          0            0

Increase (decrease) in net assets from contract transactions                      0           3         141          0            0

Increase (decrease) in net assets                                                 0           3         133          0            0

Net assets at the beginning of year                                               0           0           0          0            0

Net assets at the end of year                                             $       0           3         133          0            0


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2000
(amounts in thousands)



                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                         T Rowe Price   T Rowe Price   T Rowe Price   T Rowe Price
                                                                        Equity Income   International   Term Bond     Midcap Growth
------------------------------------------------------------------------------------------------------------------------------------
Operations:
 Investment income (loss) - net                                          $         22             (12)           56             (28)
 Net realized gains (losses) on investments                                       156             239           (25)            272
 Net change in unrealized appreciation or depreciation of investments             163            (568)           61            (136)

Net increase (decrease) in net assets resulting from operations                   341            (341)           92             108

contract transactions:
 contract purchase payments:
  Wealthquest Variable Annuity                                                     68             263           219             724
  Investrac Gold Variable Annuity                                                   5               9                            50
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                       3               0             7              44
  Wealthquest III Variable Annuity - 6 yr Ratchet                                   0               0             0               0
  Wealthquest III Variable Anniuty - 3% Rollup                                      0               0             0               0
  Wealthquest III Variable Annuity - 5% Rollup                                      0               0             0               0
  Group Unallocated Variable Annuity Registered                                     0               0             0               0

 contract terminations, withdrawal payments and charges:
  Wealthquest Variable Annuity                                                   (253)           (436)          (63)           (252)
  Investrac Gold Variable Annuity                                                  (6)             (1)                           (1)
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider                                       0               0             0               0
  Wealthquest III Variable Annuity - 6 yr Ratchet                                   0               0             0               0
  Wealthquest III Variable Anniuty - 3% Rollup                                      0               0             0               0
  Wealthquest III Variable Annuity - 5% Rollup                                      0               0             0               0
  Group Unallocated Variable Annuity Registered                                     0               0             0               0

Increase (decrease) in net assets from contract transactions                     (183)           (165)          163             565

Increase (decrease) in net assets                                                 158            (506)          255             673

Net assets at the beginning of year                                             3,199           1,961         1,011           1,781

Net assets at the end of year                                               $   3,357           1,455         1,266           2,454

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2000
(amounts in thousands)

                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Lazard         Lazard
                                                                            Small Cap   Emerging Mkts
------------------------------------------------------------------------------------------------------------------------------------
Operations:
 Investment income (loss) - net                                          $        (10)             (5)
 Net realized gains (losses) on investments                                       108              84
 Net change in unrealized appreciation or depreciation of investments              87            (267)

Net increase (decrease) in net assets resulting from operations                   185            (188)

contract transactions:
 contract purchase payments:
  Wealthquest Variable Annuity                                                    186             279
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider
  Wealthquest III Variable Annuity - 6 yr Ratchet
  Wealthquest III Variable Anniuty - 3% Rollup
  Wealthquest III Variable Annuity - 5% Rollup
  Group Unallocated Variable Annuity Registered

 contract terminations, withdrawal payments and charges:
  Wealthquest Variable Annuity                                                   (254)            (45)
  Investrac Gold Variable Annuity
  Group Unallocated Variable Annuity
  Investrac Gold Annuitized Variable Annuity
  Wealthquest III Variable Annuity - No Rider
  Wealthquest III Variable Annuity - 6 yr Ratchet
  Wealthquest III Variable Anniuty - 3% Rollup
  Wealthquest III Variable Annuity - 5% Rollup
  Group Unallocated Variable Annuity Registered

Increase (decrease) in net assets from contract transactions                      (68)            234

Increase (decrease) in net assets                                                 117              46

Net assets at the beginning of year                                               945             420

Net assets at the end of year                                               $   1,062             466


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2000
(amounts in thousands)


                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                           MFS Emerging    MFS Capital                   MFS Growth
                                                                              Growth         Opport      MFS Research    w/ Income
------------------------------------------------------------------------------------------------------------------------------------

Operations:
    Investment income (loss) - net                                          $       (74)           (40)           (31)          (19)
    Net realized gains (losses) on investments                                    1,253            559            308           121
    Net change in unrealized appreciation or depreciation of investments         (2,512)          (754)          (455)         (135)

Net increase (decrease) in net assets resulting from operations                  (1,333)          (235)          (178)          (33)

contract transactions:
    contract purchase payments:
        Wealthquest Variable Annuity                                              1,857          1,326            802           242
        Investrac Gold Variable Annuity
        Group Unallocated Variable Annuity
        Investrac Gold Annuitized Variable Annuity
        Wealthquest III Variable Annuity - No Rider                                   8             53              8             0
        Wealthquest III Variable Annuity - 6 yr Ratchet                               0              0              0             0
        Wealthquest III Variable Anniuty - 3% Rollup                                  0              0              0             0
        Wealthquest III Variable Annuity - 5% Rollup                                 82              0              7             0
        Group Unallocated Variable Annuity Registered                                 0              0              0             0

    contract terminations, withdrawal payments and charges:
        Wealthquest Variable Annuity                                             (1,210)          (281)          (301)         (162)
        Investrac Gold Variable Annuity
        Group Unallocated Variable Annuity
        Investrac Gold Annuitized Variable Annuity
        Wealthquest III Variable Annuity - No Rider                                   0              0              0             0
        Wealthquest III Variable Annuity - 6 yr Ratchet                               0              0              0             0
        Wealthquest III Variable Anniuty - 3% Rollup                                  0              0              0             0
        Wealthquest III Variable Annuity - 5% Rollup                                  0              0              0             0
        Group Unallocated Variable Annuity Registered                                 0              0              0             0

Increase (decrease) in net assets from contract transactions                        737          1,098            516            80

Increase (decrease) in net assets                                                  (596)           863            338            47

Net assets at the beginning of year                                               5,536          2,492          2,205         2,449

Net assets at the end of year                                               $     4,940          3,355          2,543         2,496


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2000
(amounts in thousands)



                                                                                   Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Van Eck Hard     Van Eck
                                                                              Assets     Emerging Mkts
------------------------------------------------------------------------------------------------------------------------------------

Operations:
    Investment income (loss) - net                                          $        (1)           (11)
    Net realized gains (losses) on investments                                        3            263
    Net change in unrealized appreciation or depreciation of investments             13           (774)

Net increase (decrease) in net assets resulting from operations                      15           (522)

contract transactions:
    contract purchase payments:
        Wealthquest Variable Annuity                                                 93            562
        Investrac Gold Variable Annuity
        Group Unallocated Variable Annuity
        Investrac Gold Annuitized Variable Annuity
        Wealthquest III Variable Annuity - No Rider
        Wealthquest III Variable Annuity - 6 yr Ratchet
        Wealthquest III Variable Anniuty - 3% Rollup
        Wealthquest III Variable Annuity - 5% Rollup
        Group Unallocated Variable Annuity Registered

    contract terminations, withdrawal payments and charges:
        Wealthquest Variable Annuity                                                  0           (194)
        Investrac Gold Variable Annuity
        Group Unallocated Variable Annuity
        Investrac Gold Annuitized Variable Annuity
        Wealthquest III Variable Annuity - No Rider
        Wealthquest III Variable Annuity - 6 yr Ratchet
        Wealthquest III Variable Anniuty - 3% Rollup
        Wealthquest III Variable Annuity - 5% Rollup
        Group Unallocated Variable Annuity Registered

Increase (decrease) in net assets from contract transactions                         93            368

Increase (decrease) in net assets                                                   108           (154)

Net assets at the beginning of year                                                  36            859

Net assets at the end of year                                               $       144            705


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2000
(amounts in thousands)


                                                                                                Segregated Sub-accounts
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Federated        Federated    Federated
                                                                                   International    Utility      US Gov't
                                                                                                                 Bond
------------------------------------------------------------------------------------------------------------------------------------

Operations:
    Investment income (loss) - net                                               $             0            9           60
    Net realized gains (losses) on investments                                                 0            4          (49)
    Net change in unrealized appreciation or depreciation of investments                       0          (61)         118

Net increase (decrease) in net assets resulting from operations                                0          (48)         129

contract transactions:
  contract purchase payments:
Wealthquest Variable Annuity                                                                               14            8
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                                                    3
Wealthquest III Variable Annuity - 6 yr Ratchet                                                0
Wealthquest III Variable Anniuty - 3% Rollup                                                   0
Wealthquest III Variable Annuity - 5% Rollup                                                   0
Group Unallocated Variable Annuity Registered                                                  0

  contract terminations, withdrawal payments and charges:
Wealthquest Variable Annuity                                                                              (35)        (285)
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                                                    0
Wealthquest III Variable Annuity - 6 yr Ratchet                                                0
Wealthquest III Variable Anniuty - 3% Rollup                                                   0
Wealthquest III Variable Annuity - 5% Rollup                                                   0
Group Unallocated Variable Annuity Registered                                                  0

Increase (decrease) in net assets from contract transactions                                   3          (21)        (277)

Increase (decrease) in net assets                                                              3          (69)        (148)

Net assets at the beginning of year                                                            0          526        1,611

Net assets at the end of year                                                    $             3          457        1,463

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2000
(amounts in thousands)

                                                           Segregated Sub-accounts
----------------------------------------------------------------------------------------------------------------------------------
                                                                                     Federated      Federated    Federated
                                                                                     High Income    Growth        Equity
                                                                                     Bond           Strategy      Income
---------------------------------------------------------------------------------------------------------------------------------

Operations:
    Investment income (loss) - net                                               $           245          (29)          (1)
    Net realized gains (losses) on investments                                              (209)         365           71
    Net change in unrealized appreciation or depreciation of investments                    (316)      (1,040)        (199)

    Net increase (decrease) in net assets resulting from operations                         (280)        (704)        (129)

contract transactions:
  contract purchase payments:
Wealthquest Variable Annuity                                                                 212        2,343          286
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                                                    7
Wealthquest III Variable Annuity - 6 yr Ratchet                                                0
Wealthquest III Variable Anniuty - 3% Rollup                                                   0
Wealthquest III Variable Annuity - 5% Rollup                                                   0
Group Unallocated Variable Annuity Registered                                                  0

  contract terminations, withdrawal payments and charges:
Wealthquest Variable Annuity                                                                (602)         (484)       (275)
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                                                    0
Wealthquest III Variable Annuity - 6 yr Ratchet                                                0
Wealthquest III Variable Anniuty - 3% Rollup                                                   0
Wealthquest III Variable Annuity - 5% Rollup                                                   0
Group Unallocated Variable Annuity Registered                                                  0

Increase (decrease) in net assets from contract transactions                                (383)       1,859           11

Increase (decrease) in net assets                                                           (663)       1,155         (118)

Net assets at the beginning of year                                                        3,041        1,219        1,012

Net assets at the end of year                                                    $         2,378        2,374          894


AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2000
(amounts in thousands)

                                                                                 Segregated Sub-accounts
- ------------------------------------------------------------------------------------------------------------------------
                                                                                 Alger       Alger Growth    Alger Growth
                                                                                 Small Cap                     & Income
- ------------------------------------------------------------------------------------------------------------------------

Operations:
    Investment income (loss) - net                                              $        0             (1)             (1)
    Net realized gains (losses) on investments                                           0             (7)              0
    Net change in unrealized appreciation or depreciation of investments                (3)           (19)             (8)

Net increase (decrease) in net assets resulting from operations                         (3)           (27)             (9)

contract transactions:
  contract purchase payments:
Wealthquest Variable Annuity                                                            30            173             232
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                                              2             23
Wealthquest III Variable Annuity - 6 yr Ratchet                                          0              0
Wealthquest III Variable Anniuty - 3% Rollup                                             0              0
Wealthquest III Variable Annuity - 5% Rollup                                             0            116
Group Unallocated Variable Annuity Registered                                            0              0

  contract terminations, withdrawal payments and charges:
Wealthquest Variable Annuity                                                             0              0              (4)
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                                              0              0
Wealthquest III Variable Annuity - 6 yr Ratchet                                          0              0
Wealthquest III Variable Anniuty - 3% Rollup                                             0              0
Wealthquest III Variable Annuity - 5% Rollup                                             0              0
Group Unallocated Variable Annuity Registered                                            0              0

Increase (decrease) in net assets from contract transactions                            32            312             228

Increase (decrease) in net assets                                                       29            285             219

Net assets at the beginning of year                                                      0              0               0

Net assets at the end of year                                                    $      29            285             219

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2000
(amounts in thousands)

                                                                                  Segregated Sub-accounts
- -----------------------------------------------------------------------------------------------------------------------
                                                                                  Alger           Alger         Alger
                                                                                  Balanced        Mid Cap       Leveraged
- -----------------------------------------------------------------------------------------------------------------------
Operations:
    Investment income (loss) - net                                               $       0             (2)             (1)
    Net realized gains (losses) on investments                                           0              0              (1)
    Net change in unrealized appreciation or depreciation of investments                (1)           (42)            (29)

Net increase (decrease) in net assets resulting from operations                         (1)           (44)            (31)

contract transactions:
    contract purchase payments:
        Wealthquest Variable Annuity                                                    23            485             195
        Investrac Gold Variable Annuity
        Group Unallocated Variable Annuity
        Investrac Gold Annuitized Variable Annuity
        Wealthquest III Variable Annuity - No Rider                                                     8              20
        Wealthquest III Variable Annuity - 6 yr Ratchet                                                 0               0
        Wealthquest III Variable Anniuty - 3% Rollup                                                    0               0
        Wealthquest III Variable Annuity - 5% Rollup                                                    0               0
        Group Unallocated Variable Annuity Registered                                                   0               0

    contract terminations, withdrawal payments and charges:
        Wealthquest Variable Annuity                                                    (1)            (5)             (1)
        Investrac Gold Variable Annuity
        Group Unallocated Variable Annuity
        Investrac Gold Annuitized Variable Annuity
        Wealthquest III Variable Annuity - No Rider                                                     0               0
        Wealthquest III Variable Annuity - 6 yr Ratchet                                                 0               0
        Wealthquest III Variable Anniuty - 3% Rollup                                                    0               0
        Wealthquest III Variable Annuity - 5% Rollup                                                    0               0
        Group Unallocated Variable Annuity Registered                                                   0               0

Increase (decrease) in net assets from contract transactions                            22            488             214

Increase (decrease) in net assets                                                       21            444             183

Net assets at the beginning of year                                                      0              0               0

Net assets at the end of year                                                    $      21            444             183

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2000
(amounts in thousands)

                                                                                 Segregated Sub-accounts
- ------------------------------------------------------------------------------------------------------------------------
                                                                                 Alger       Alger Growth    Alger Growth
                                                                                 Small Cap                     & Income
- ------------------------------------------------------------------------------------------------------------------------

Operations:
    Investment income (loss) - net                                              $        0             (1)             (1)
    Net realized gains (losses) on investments                                           0             (7)              0
    Net change in unrealized appreciation or depreciation of investments                (3)           (19)             (8)

Net increase (decrease) in net assets resulting from operations                         (3)           (27)             (9)

contract transactions:
  contract purchase payments:
Wealthquest Variable Annuity                                                            30            173             232
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                                              2             23
Wealthquest III Variable Annuity - 6 yr Ratchet                                          0              0
Wealthquest III Variable Anniuty - 3% Rollup                                             0              0
Wealthquest III Variable Annuity - 5% Rollup                                             0            116
Group Unallocated Variable Annuity Registered                                            0              0

  contract terminations, withdrawal payments and charges:
Wealthquest Variable Annuity                                                             0              0              (4)
Investrac Gold Variable Annuity
Group Unallocated Variable Annuity
Investrac Gold Annuitized Variable Annuity
Wealthquest III Variable Annuity - No Rider                                              0              0
Wealthquest III Variable Annuity - 6 yr Ratchet                                          0              0
Wealthquest III Variable Anniuty - 3% Rollup                                             0              0
Wealthquest III Variable Annuity - 5% Rollup                                             0              0
Group Unallocated Variable Annuity Registered                                            0              0

Increase (decrease) in net assets from contract transactions                              32            312             228

Increase (decrease) in net assets                                                       29            285             219

Net assets at the beginning of year                                                      0              0               0

Net assets at the end of year                                                    $      29            285             219

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2000
(amounts in thousands)

                                                                                  Segregated Sub-accounts
- -----------------------------------------------------------------------------------------------------------------------
                                                                                  Alger           Alger         Alger
                                                                                  Balanced        Mid Cap       Leveraged
- -----------------------------------------------------------------------------------------------------------------------
Operations:
    Investment income (loss) - net                                               $       0             (2)             (1)
    Net realized gains (losses) on investments                                           0              0              (1)
    Net change in unrealized appreciation or depreciation of investments                (1)           (42)            (29)

Net increase (decrease) in net assets resulting from operations                         (1)           (44)            (31)

contract transactions:
    contract purchase payments:
        Wealthquest Variable Annuity                                                    23            485             195
        Investrac Gold Variable Annuity
        Group Unallocated Variable Annuity
        Investrac Gold Annuitized Variable Annuity
        Wealthquest III Variable Annuity - No Rider                                                     8              20
        Wealthquest III Variable Annuity - 6 yr Ratchet                                                 0               0
        Wealthquest III Variable Anniuty - 3% Rollup                                                    0               0
        Wealthquest III Variable Annuity - 5% Rollup                                                    0               0
        Group Unallocated Variable Annuity Registered                                                   0               0

    contract terminations, withdrawal payments and charges:
        Wealthquest Variable Annuity                                                    (1)            (5)             (1)
        Investrac Gold Variable Annuity
        Group Unallocated Variable Annuity
        Investrac Gold Annuitized Variable Annuity
        Wealthquest III Variable Annuity - No Rider                                                     0               0
        Wealthquest III Variable Annuity - 6 yr Ratchet                                                 0               0
        Wealthquest III Variable Anniuty - 3% Rollup                                                    0               0
        Wealthquest III Variable Annuity - 5% Rollup                                                    0               0
        Group Unallocated Variable Annuity Registered                                                   0               0

Increase (decrease) in net assets from contract transactions                              22            488             214

Increase (decrease) in net assets                                                       21            444             183

Net assets at the beginning of year                                                      0              0               0

Net assets at the end of year                                                    $      21            444             183

 See accompanying notes to financial statements.

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2001

(1)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
General .. American National Variable Annuity Separate Account (Separate Account)was established on July 30,1991 under Texas law as a separate investment account of American National Insurance Company (the Sponsor). The Separate Account began operations on April 20, 1994. The assets of the Separate Account are segregated from the Sponsor's other assets and are used only to support variable annuity products issued by the Sponsor. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

These financial statements report the results of the subaccounts for the various variable annuity products. There are currently 61 subaccounts within the Separate Account, although not all subaccounts are offered in each product. Each of the subaccounts is invested only in a corresponding portfolio of the American National (AN) Funds, the Fidelity Funds, the MFS Funds, the T. Rowe Price Funds, the Van Eck Funds, the Federated Funds, the Invesco Funds or the Lazard Funds. The American National Funds were organized and are managed for a fee by Securities Management & Research, Inc. (SM&R) which is a wholly-owned subsidiary of the Sponsor.

Basis of Presentation .. The financial statements of the Separate Account have been prepared on an accrual basis in accordance with generally accepted accounting principles.

Investments .. Investments in shares of the separate investment portfolios are stated at market value which is the net asset value per share as determined by the respective portfolios. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and Dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes ...Under the Internal Revenue Code, all ordinary income and capital gains allocated to the contract owners are not taxed to the Sponsor. As a result, the net asset values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

Use of Estimates .. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

(2)     SECURITY PURCHASES AND SALES
For the year ended December 31, 2001, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between funds) and proceeds from sales of investments in the mutual fund portfolios were as follows
(in thousands):

                                  Purchases           Sales
-------------------------------------------------------------------------------
Alger Small Capitalization              216              51
Alger Growth Portfolio                1,453             293
Alger Growth & Income                   871             174
Alger Balanced                          843             117
Alger MidCap Growth                     853             254
Alger Leveraged AllCap                  249             117
Federated International                 104              37
Federated Utility                       382             236
Federated U.S. Government Securities    657             491
Federated High Income Bond              848             645
Federated Growth Strategies             359             750
Federated Equity Income                 377             194
Fidelity Growth & Income                 17               1
Fidelity Equity Income                  577             528
Fidelity Growth                       1,837             845
Fidelity High Income Bond                91             129
Fidelity Money Market                   658             715
Fidelity Overseas                       109              20
Fidelity Investment Bond                126             193
Fidelity Asset Manager                  527             641
Fidelity Index 500                    1,145           3,057
Fidelity Contra Fund                    870           1,230
Fidelity Asset Manager: Growth          261             373
Fidelity Balanced Portfolio              13               3
Fidelity Growth Opportunities Port.     197             473
Fidelity Midcap Portfolio               273             205
Fidelity Aggressive Growth               28               7
Fidelity Asset Manager II                 4              --
Fidelity Asset Manager: Growth II        13               7
Fidelity Contra Fund II                 536             116
Fidelity Index 500 II                 1,263             264
Fidelity Growth Opportunities II        147              14
Fidelity Midcap II                      175              26
Invesco Dynamics                          4              --
Invesco Health Sciences                 105               6
Invesco Technology                       58               4
Invesco Small Company Growth              9              --
Invesco Real Estate Opportunities        20               4
Invesco Utilities                        11              --
Invesco Telecommunications               15              --
Invesco Financial Services               76               5
MFS Emerging Growth                   1,014             762
MFS Capital Opportunities               952             711
MFS Research                            760             465
MFS Investors' Trust                    708             671
Van Eck Hard Assets                      55               6
Van Eck Emerging Markets                 41             167
AN Growth                               626             973
AN Equity Income                      2,738           1,502

                                  Purchases           Sales
-------------------------------------------------------------------------------
AN Balanced                           1,333             668
AN Money Market                      34,528          28,247
AN Government Bond                      219              37
AN High Yield Bond                      137              20
AN Small-Cap/Mid-Cap                    134              78
AN International Stock                3,090           3,058
T. Rowe Price Equity Income           1,887           1,209
T. Rowe Price International          15,506          15,564
T. Rowe Price Limited Term Bond         584             607
T. Rowe Price Mid Cap Growth          1,360             849
Lazard Retirement Small Cap             221             298
Lazard Emerging Markets                  34             137
--------------------------------------------------------------------------------
TOTALS                     $         82,304   $      68,274



 (3)     POLICY CHARGES AND DEDUCTIONS
Mortality and Expense Risk Charges .. Mortality risk and expense risk charges are assessed daily against the Separate Account's net asset value. This fee is assessed during both the accumulation period and the annuity period, and varies by product as follows:

     Wealthquest II Variable Annuity          1.39%
     Investrac Gold Variable Annuity          1.25%
     Group Unallocated Variable Annuity       0.85%
     Wealthquest III Variable Annuity         1.25% (with no riders)
     Wealthquest III Variable Annuity         1.37% (six-year ratchet)
     Wealthquest III Variable Annuity         1.50% (3% roll-up)
     Wealthquest III Variable Annuity         1.67% (5% roll-up)

Monthly Administrative Charges .. American National's administrative charges consist of an annual contract fee and a daily administrative asset fee.
The annual contract fee ranges between $25 and $35 and is often waived for those contract values greater than $50,000. At the time of full surrender, the annual contract fee will be deducted on a pro rata basis. The administrative asset fee is 0.10% annually for all contracts. These charges are deducted through termination of units of interest from applicable contract owners'accounts.

Surrender Charge .. On withdrawals of that portion of the accumulation value representing purchase payments, a surrender charge is imposed based upon the number of years since the year in which the purchase payments withdrawn were paid, on a first paid, first withdrawn basis.

Transfer Charge .. A $10 transfer charge is imposed after the first twelve transfers in any one policy year for transfers made among the subaccounts.

Premium Charges .. Premium taxes for certain jurisdictions are deducted from premiums paid at rates ranging form zero to 3.5%. American National's current practice is to deduct any state imposed premium tax from Purchase Payments.
If a state only imposes premium taxes upon annuitization, American National will deduct these taxes from the contract value upon annuitization.

(4) FINANCIAL HIGHLIGHTS

American National Insurance Company sells a number of variable annuity products having unique combinations of features and fees that are charged against the contract owner's account balance (see preceding note). Differences in fee structures result in a variety of expense ratios and total returns.

The following table was developed by determining which products offered by the Company have the lowest and highest total return (all numbers are percentages):

                               Investment  Expense Ratio **     Total Return ***
                                Income     lowest to highest   lowest to highest
                                Ratio*
________________________________________________________________________________
 Alger Small Cap                 0.04%     1.25% to 1.77%     -30.37% to -27.48%
 Alger Growth                    0.29%     1.25% to 1.77%     -13.36% to -12.89%
 Alger Growth & Income           0.45%     1.25% to 1.77%     -15.82% to -15.37%
 Alger Balanced                  0.72%     1.25% to 1.77%      -3.65% to -3.13%
 Alger Mid Cap                   0.00%     1.25% to 1.77%      -8.16% to -7.66%
 Alger Leveraged                 0.00%     1.25% to 1.77%     -17.40% to -16.95%
 Federated International         0.00%     1.35% to 1.77%     -31.24% to -30.95%
 Federated Utility               4.27%     1.25% to 1.77%     -14.78% to -14.75%
 Federated US Gov't Bond         3.68%          1.25%                5.71%
 Federated High Inc. Bond       10.40%     1.25% to 1.77%      -0.39% to 0.00%
 Federated Growth Strat          0.00%     1.25% to 1.77%     -23.74% to -23.34%
 Federated Equity Income         1.84%     1.25% to 1.77%     -12.55% to -12.08%
 Fidelity Growth & Income        1.23%     1.25% to 1.40%     -10.34%
 Fidelity Equity Income          1.76%     0.95% to 1.40%      -6.37% to -5.96%
 Fidelity Growth                 0.08%     0.95% to 1.40%     -18.73% to -18.38%
 Fidelity High Inc. Bond        13.40%     0.95% to 1.40%     -12.88% to -12.49%
 Fidelity Money Market           3.07%     0.95% to 1.40%       2.78% to 3.25%
 Fidelity Overseas               5.06%     0.95% to 1.40%     -22.31% to -21.11%
 Fidelity Invest. Bond           5.78%     0.95% to 1.40%       6.98% to 7.45%
 Fidelity Asset Manager          4.31%     1.35% to 1.40%      -5.42% to -5.27%
 Fidelity Index 500              1.20%     0.95% to 1.40%     -13.16% to -12.95%
 Fidelity Contra Fund            0.79%     0.95% to 1.40%     -13.33% to -13.09%
 Fidelity Asset Mgr: Growth      3.06%     0.95% to 1.40%      -8.58% to -8.30%
 Fidelity Balanced               3.31%          1.35%               -3.46%
 Fidelity Growth Opport          0.39%     1.35% to 1.40%     -15.64% to -15.48%
 Fidelity Mid Cap                0.00%          1.35%               -4.53%
 Fidelity Aggressive Growth      0.00%     1.35% to 1.77%     -13.87% to -13.63%
 Fidelity Asset Manager II       0.00%     1.35% to 1.77%      -6.06% to -5.66%
 Fidelity Asset Mgr Growth 2     0.00%     1.35% to 1.77%      -9.22% to -8.84%
 Fidelity Contra II              0.04%     1.35% to 1.77%     -14.00% to -13.64%
 Fidelity Index 500 II           0.31%     1.35% to 1.77%     -13.85% to -13.49%
 Fidelity Growth Opport II       0.00%     1.35% to 1.77%     -16.14% to -15.78%
 Fidelity Mid Cap II             0.00%     1.35% to 1.77%       3.31% to 3.59%
 Invesco Dynamics                0.00%     1.35% to 1.77%     -18.92% to -18.70%
 Invesco Health Science          0.00%     1.35% to 1.77%     -29.63% to -29.43%
 Invesco Small Co. Growth        0.00%     1.35% to 1.77%     -12.76% to -12.52%
 Invesco Real Estate Opport      3.05%     1.35% to 1.77%       2.55% to 2.83%
 Invesco Utilities               1.51%     1.35% to 1.77%     -29.04% to -28.85%
 Invesco Telecom.                0.00%     1.35% to 1.77%     -43.29% to -43.14%
 Invesco Financial Services      0.99%     1.35% to 1.77%      -4.34% to -4.08%
 MFS Emerging Growth             0.00%     1.25% to 1.77%          -34.31%
 MFS Capital Opport              0.01%     1.25% to 1.77%     -24.82% to -24.42%
 MFS Research                    0.01%     1.25% to 1.77%     -22.35% to -22.22%
 MFS Growth w/ Income            0.56%     1.25% to 1.77%     -17.43% to -16.99%
 Van Eck Hard Assets             0.98%          1.25%              -11.55%
 Van Eck Emerging Markets        0.00%          1.25%               -3.02%
 SM&R Growth                     1.00%     0.95% to 1.77%     -17.58% to -17.49%
 SM&R Equity Income              3.72%     0.95% to 1.77%     -14.79% to -13.45%
 SM&R Balanced                   3.28%     0.95% to 1.77%      -6.52% to -6.26%
 SM&R Money Market               2.33%     1.25% to 1.77%       1.27% to 1.42%
 SM&R US Gov't Bond             26.18%     1.25% to 1.77%       5.42% to 6.00%
 SM&R High Inc. Bond            14.23%     1.25% to 1.77%      -1.29% to -0.73%
 SM&R Small Cap/Mid Cap          0.00%     1.25% to 1.77%     -55.34% to -55.10%
SM&R International               0.81%     1.35% to 1.77%     -24.60% to -24.28%
T Rowe Price Eqiuty Income       2.36%     1.25% to 1.77%      -1.53% to 0.21%
T Rowe Price International       1.78%     1.25% to 1.77%     -23.58% to -23.17%
T Rowe Price Ltd term Bond       5.92%     1.25% to 1.77%       6.50% to 7.08%
T Rowe Price Mid Cap Grwth       0.00%     1.25% to 1.77%      -2.66% to -2.14%
Lazard Small Cap                 0.31%          1.25%               17.18%
Lazard Emerging Markets          0.43%          1.25%               -6.23%

(a) These funds were added on 5/1/2001
* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.
  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values.
  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the year 2001 or from the effective date through the end of 2001.

FINANCIAL INFORMATION
INDEPENDENT AUDITORS' REPORT

To the Stockholders and Board of Directors
American National Insurance Company:

We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income and comprehensive income, changes in stockholders' equity and cash flows for the years then ended. These consolidated financial statements are the responsibility of the Company's management.

Our responsibility is to express an opinion on these consolidated financial statements based on our audit. The accompanying consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 1999 were audited by other auditors whose report thereon dated February 11, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the consolidated financial statements, effective January 1, 2001, the Company adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities." In conjunction with the adoption of SFAS No. 133, the Company was permitted to reclassify bonds from held-to-maturity to available-for-sale.

KPMG LLP

February 6, 2002

Houston, Texas

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To the Stockholders and Board of Directors,
American National Insurance Company:

We have audited the accompanying consolidated statement of income and the related statements of changes in stockholders' equity, comprehensive income and cash flows of American National Insurance Company and subsidiaries (the Company) for the year ended December
31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of American National Insurance Company and subsidiaries for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.




ARTHUR ANDERSEN LLP
Houston, Texas
February 11, 2000


CONSOLIDATED STATEMENTS OF INCOME
(In thousands, except for per share data)

                                                                     2001         2000          1999
Premiums and other revenue
  Premiums
    Life........................................................  $  323,603   $  301,440   $  300,326
    Annuity.....................................................      35,773       55,504       41,704
    Accident and health.........................................     415,124      404,973      396,072
    Property and casualty.......................................     666,823      426,786      392,576
  Other policy revenues.........................................     104,680      103,323      100,258
  Net investment income.........................................     529,146      479,089      473,949
  Gain from sale of investments, net............................       6,545       22,571      149,061
  Other income..................................................      52,687       40,795       35,668

    Total revenues..............................................   2,134,381    1,834,481    1,889,614

Benefits and expenses
  Death and other benefits:
    Life........................................................     240,724      218,652      218,109
    Annuity.....................................................      55,196       53,180       45,464
    Accident and health.........................................     332,371      316,965      290,846
    Property and casualty.......................................     574,610      374,671      311,723
  Increase in liability for future policy benefits:
    Life........................................................      23,983       15,539       15,546
    Annuity.....................................................       2,870       18,991        9,748
    Accident and health.........................................      28,196        2,127        4,787
  Interest credited to policy account balances..................     130,551      107,358      117,411
  Commissions for acquiring and servicing policies..............     296,119      256,146      264,808
  Other operating costs and expenses............................     306,867      222,458      210,877
  Decrease (increase) in deferred policy acquisition costs......     (15,254)       7,807       (2,188)
  Taxes, licenses and fees......................................      46,975       36,694       33,744

    Total benefits and expenses.................................   2,023,208    1,630,588    1,520,875

Income from operations before equity
 in earnings of unconsolidated affiliates
 and federal income taxes.......................................     111,173      203,893      368,739
Equity in earnings (losses) of unconsolidated affiliates........      (6,054)       3,049       19,942

Income from operations before federal income taxes..............     105,119      206,942      388,681
Provision (benefit) for federal income taxes
  Current.......................................................      56,708       83,255      132,128
  Deferred......................................................     (16,520)     (16,487)     (10,060)

Net income......................................................  $   64,931      140,174   $  266,613

Net income per common share - basic and diluted.................  $     2.45         5.29   $    10.07



See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
(In thousands)

                                                                             December 31,
                                                                           2001          2000
Assets
  Investments, other than investments in unconsolidated affiliates
     Debt securities:
       Bonds held-to-maturity, at amortized cost....................   $3,811,582    $3,534,465
       Bonds available-for-sale, at market..........................    1,578,184       749,268
     Marketable equity securities, at market:
       Preferred stocks.............................................       50,441        24,113
       Common stocks................................................      889,092       844,852
     Mortgage loans on real estate..................................    1,007,993     1,024,312
     Policy loans...................................................      324,545       294,313
     Investment real estate, net of
      accumulated depreciation of $132,873 and $121,446.............      233,069       243,263
     Short-term investments.........................................      255,476       140,518
     Other invested assets..........................................      129,398       134,857

       Total investments............................................    8,279,780     6,989,961
  Cash..............................................................      188,043       156,785
  Investments in unconsolidated affiliates..........................      173,878       158,229
  Accrued investment income.........................................      125,781       107,573
  Reinsurance ceded receivables.....................................      645,460       228,062
  Prepaid reinsurance premiums......................................      173,346       191,899
  Premiums due and other receivables................................      214,586       152,218
  Deferred policy acquisition costs.................................      829,216       747,884
  Property and equipment, net.......................................       73,932        51,194
  Other assets......................................................      243,507       183,992
  Separate account assets...........................................      310,608       302,590

       Total assets.................................................  $11,258,137    $9,270,387


Liabilities
  Policyholder funds
     Future policy benefits:
       Life.........................................................   $2,160,613    $1,890,103
       Annuity......................................................      216,627       203,948
       Accident and health..........................................      104,913        67,026
     Policy account balances........................................    2,849,458     2,206,888
     Policy and contract claims.....................................    1,226,588       573,742
     Other policyholder funds.......................................      958,156       647,911

       Total policyholder liabilities...............................    7,516,355     5,589,618
  Current federal income taxes......................................      (25,649)      (21,818)
  Deferred federal income taxes.....................................       79,665       148,691
  Notes payable.....................................................      204,443            --
  Other liabilities.................................................      234,124       227,649
  Minority interests in subsidiaires................................        2,252            --
  Separate account liabilities......................................      310,608       302,590

       Total Liabilities............................................    8,321,798     6,246,730

Stockholders' equity
  Capital stock.....................................................       30,832        30,832
  Additional paid-in capital........................................        2,947         2,850
  Accumulated other comprehensive income............................       75,940       150,402
  Retained earnings.................................................    2,931,218     2,944,453
  Treasury stock, at cost...........................................     (100,891)     (100,862)
  Restricted stock..................................................       (3,707)       (4,018)

       Total stockholders' equity...................................    2,936,339     3,023,657

       Total liabilities and stockholders' equity...................  $11,258,137    $9,270,387


See accompanying notes to consolidated financial statements.


CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
(In thousands, except for per share data)

                                                                         2001         2000         1999
Common
stock               Balance at beginning and end of year...........  $   30,832   $   30,832   $   30,832

Additional          Balance at beginning of year...................       2,850          211          211
paid-in capital     Issuance of treasury shares as restricted stock          97        2,639           --

                    Balance at end of year.........................       2,947        2,850          211

Accumulated         Balance at beginning of year...................     150,402      254,820      299,176
other               Change in unrealized gains on
comprehensive         marketable securities, net...................     (70,150)    (104,313)     (44,328)
income              Foreign exchange adjustments...................          (4)        (105)         (28)
                    Change in fair value of interest rate swap ....      (4,308)          --           --

                    Balance at end of year.........................      75,940      150,402      254,820

Retained            Balance at beginning of year...................   2,944,453    2,880,010    2,687,120
earnings            Net income.....................................      64,931      140,174      266,613
                    Cash dividends to stockholders
                    ($2.93, $2.86, $2.78 per share)................     (77,585)     (75,731)     (73,723)
                    Cash dividends to minority stockholders
                      of subsidiaries..............................        (226)          --           --
                    Redemption premium on subsidiary preferred
                      stock........................................        (355)          --           --

                    Balance at end of year.........................   2,931,218    2,944,453    2,880,010

Treasury            Balance at beginning of year...................    (100,862)    (102,727)    (102,727)
stock               Net issuance (redemption) of restricted stock..         (29)       1,865           --

                    Balance at end of year.........................    (100,891)    (100,862)    (102,727)

Restricted          Balance at beginning of year...................      (4,018)          --           --
stock               Net redemption (issuance) of restriscted stock.         (31)      (4,504)          --
                    Amortization of restrictions...................         342          486           --

                    Balance at end of year.........................      (3,707)      (4,018)          --

Stockholders'
equity              Balance at end of year.........................  $2,936,339   $3,023,657   $3,063,146





CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(In thousands)

                                                    2001         2000         1999
Net income.................................     $   64,931   $  140,174   $  266,613

Other comprehensive income
 Change in unrealized gains on marketable
  securities, net..........................        (70,150)    (104,313)     (44,328)
 Foreign exchange adjustments..............             (4)        (105)         (28)
 Change in fair value of interest rate swap         (4,308)          --           --

  Total....................................        (74,462)    (104,418)     (44,356)

Comprehensive income.......................     $   (9,531)  $   35,756   $  222,257


See accompanying notes to consolidated financial statements.


CONSOLIDATED STATEMENTS OF CASH FLOWS
(In thousands)

                                                                            2001       2000        1999
Operating activities
  Net income...........................................................  $  64,931   $ 140,174   $ 266,613
  Adjustments to reconcile net income to net cash
   provided by operating activities:
     Increase in liabilities for policyholders' funds..................    607,666     298,026     125,112
     Charges to policy account balances................................   (146,207)   (100,422)   (101,739)
     Interest credited to policy account balances......................    130,551     107,358     117,411
     Deferral of policy acquisition costs..............................   (251,765)   (229,171)   (141,450)
     Amortization of deferred policy acquisition costs.................    184,089     236,789     135,385
     Deferred federal income tax benefit...............................    (16,520)    (16,487)    (10,060)
     Depreciation......................................................     25,216      21,564      19,598
     Accrual and amortization of discounts and premiums................    (22,762)    (17,319)    (15,183)
     Amortization of goodwill..........................................      3,100          --          --
     Gain from sale of investments, net................................    (33,217)    (22,571)   (149,061)
     Equity in losses (earnings) of unconsolidated affiliates..........      6,054      (3,049)    (19,942)
     Increase in premiums receivable...................................     (9,800)    (55,515)     (5,185)
     Decrease (increase) in accrued investment income..................     (1,380)      2,588      (5,756)
     Capitalization of interest on policy and mortgage loans...........    (15,654)    (14,395)    (17,099)
     Other changes, net................................................   (188,055)   (152,092)    (25,883)

       Net cash provided by operating activities.......................    336,247     195,478     172,761

Investing activities
  Proceeds from sale or maturity of investments:
     Bonds.............................................................    396,344     243,016     257,398
     Stocks............................................................    165,615     198,901     374,615
     Real estate.......................................................      9,163      18,766      32,921
     Other invested assets.............................................     16,160      18,146      96,670
  Principal payments received on:
     Mortgage loans....................................................    154,012      89,585     176,394
     Policy loans......................................................      9,092      36,940      37,594
  Purchases of investments:
     Bonds.............................................................   (583,203)    (99,701)   (508,205)
     Stocks............................................................   (322,276)   (143,828)   (160,465)
     Real estate.......................................................    (11,741)     (2,039)    (29,124)
     Mortgage loans....................................................    (49,828)    (34,095)   (146,513)
     Policy loans......................................................      7,815     (24,217)    (22,461)
     Other invested assets.............................................    (69,388)    (99,023)   (137,683)
  Increase in short-term investments, net..............................   (114,958)    (45,166)     (4,984)
  Decrease (increase) in investment in unconsolidated affiliates, net..    (21,703)    (38,857)        726
  Payment for acquisition of subsidiary, net of cash acquired..........   (245,418)         --          --
  Increase in property and equipment, net..............................    (17,953)    (12,291)    (17,219)

       Net cash provided by (used in) investing activities.............   (678,267)    106,137     (50,336)

Financing activities
  Policyholders' deposits to policy account balances...................    587,685     324,881     309,885
  Policyholders' withdrawals from policy account balances..............   (341,039)   (408,356)   (366,439)
  Increase in notes payable............................................    204,443          --          --
  Dividends to stockholders............................................    (77,811)    (75,731)    (73,723)

       Net cash provided by (used in) financing activities.............    373,278    (159,206)   (130,277)

Net increase (decrease) in cash........................................     31,258     142,409      (7,852)
  Cash:
     Beginning of the year.............................................    156,785      14,376      22,228

     End of the year...................................................  $ 188,043   $ 156,785   $  14,376

See accompanying notes to consolidated financial statements.

(1)  NATURE OF OPERATIONS

American National Insurance Company and its consolidated subsidiaries (collectively "American National") operate primarily in the insurance industry. Operating on a multiple line basis, American National offers a broad line of insurance coverages, including individual and group life, health, and annuities; personal lines property and casualty; and credit insurance. In addition, through non-insurance subsidiaries, American National offers mutual funds and invests in real estate. The majority (99%) of revenues is generated by the insurance business. Business is conducted in all states, as well as Puerto Rico, Guam and American Samoa. American National is also authorized to sell its products to American military personnel in Western Europe and, through subsidiaries, business is conducted in Mexico. Various distribution systems are utilized, including home service, multiple line ordinary, group brokerage, credit, independent third party marketing organizations and direct sales to the public.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

Principles of consolidation and basis of presentation--The consolidated financial statements include the accounts of American National Insurance Company and its subsidiaries. All significant intercompany transactions have been eliminated in consolidation. Investments in unconsolidated affiliates are shown at cost plus equity in undistributed earnings since the dates of acquisition.

The consolidated financial statements have been prepared on the basis of Generally Accepted Accounting Principles (GAAP) as defined in the United States of America. GAAP for the insurance companies, differs from the basis of accounting followed in reporting to insurance regulatory authorities. (See Note 16.)

Certain reclassifications have been made to the 1999 and 2000 financial information to conform to the 2001 presentation.

Use of estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Accounting changes

Accounting for derivative instruments--FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by FAS No. 137 and FAS No. 138, is effective for all quarters beginning after June 15, 2000. This statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The statement requires that entities recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value.

American National adopted FAS No. 133, as amended, on January 1, 2001. The adoption of FAS No. 133 did not have a significant effect on American National's financial position or results from operations. However, in conjunction with the adoption of FAS No. 133, American National was permitted to reclassify bonds with an amortized value of $286,726,000 from held-to-maturity to available-for-sale. This reclassification resulted in an addition to unrealized losses of $3,976,000.

Business combinations FAS No. 141, "Business Combinations," is effective for all business combinations initiated after June 30, 2001. This statement establishes the purchase method as the only allowable way to account for business combinations. The statement also establishes the criteria for identifying and initially recognizing goodwill associated with a business combination. American National adopted FAS No. 141 on July 1, 2001. The adoption of FAS No. 141 did not have a significant effect on American National's financial position or results from operations.

Goodwill and other intangible assets - FAS No. 142, "Goodwill and Other Intangible Assets," is effective for years beginning after December 15, 2001. This statement addresses the initial recognition and measurement of intangible assets that were not acquired as part of a business combination. The statement also addresses the subsequent accounting and measurement of goodwill and intangible assets regardless of how they were acquired. The statement eliminates the expensing of goodwill on a routine periodic basis and establishes an annual impairment evaluation approach for intangible assets. American National adopted FAS No. 142 on January 1, 2002. The adoption of FAS No. 142 will eliminate the future amortization of goodwill associated with the acquisition of Farm Family Holdings, Inc which totaled $3,100,000 before tax, for 2001. (See
Note 14.)

Investments

Debt securities--Bonds that are intended to be held-to-maturity are carried at amortized cost. The carrying value of these debt securities is expected to be realized, due to American National's ability and intent to hold these securities until maturity.

Bonds held as available-for-sale are carried at market.

Preferred stocks--All preferred stocks are classified as available-for-sale and are carried at market.

Common stocks-- All common stocks are classified as available-for-sale and are carried at market.

Unrealized gains--For all investments carried at market, the unrealized gains or losses (differences between amortized cost and market value), net of applicable federal income taxes, are reflected in stockholders' equity as a component of accumulated other comprehensive income.

Mortgage loans--Mortgage loans on real estate are carried at amortized cost, less allowance for valuation impairments.

The mortgage loan portfolio is closely monitored through the review of loan and property information, such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, impaired loans are identified and valuation allowances are established. Impaired loans are those which, based on current information and events, it is probable that American National will be unable to collect all amounts due, according to the contractual terms of the loan agreement.

Policy loans--Policy loans are carried at cost.

Investment real estate--Investment real estate is carried at cost, less allowance for depreciation and valuation impairments. Depreciation is provided over the estimated useful lives of the properties (15 to 50 years) using straight-line and accelerated methods.

American National's real estate portfolio is closely monitored through the review of operating information and periodic inspections. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, if there is any indication of an adverse change in the economic condition of a property, a complete cash flow analysis is performed to determine whether or not an impairment allowance is necessary. If a possible impairment is indicated, the fair market value of the property is estimated using a variety of techniques, including cash flow analysis, appraisals and comparison to the values of similar properties. If the book value is greater than the estimated fair market value, an impairment allowance is established.

Short-term investments--Short-term investments (primarily commercial paper) are carried at amortized cost.

Other invested assets--Other invested assets are carried at cost, less allowance for valuation impairments. Valuation allowances for other invested assets are considered on an individual basis in accordance with the same procedures used for investment real estate.

Investment valuation allowances and impairments--Investment valuation allowances are established for other than temporary impairments of mortgage loans, real estate and other assets in accordance with the policies established for each class of asset. The increase in the valuation allowances is reflected in current period income as a realized loss in the gain from sale of investments, net.

Management believes that the valuation allowances are adequate. However, it is possible that a significant change in economic conditions in the near term could result in losses exceeding the amounts established.

Cash and cash equivalents

American National considers cash on-hand and in-banks plus amounts invested in money market funds as cash for purposes of the consolidated statements of cash flows.

Investments in unconsolidated affiliates

These assets are primarily investments in real estate and equity fund joint ventures, and are accounted for under the equity method of accounting.

Property and equipment

These assets consist of buildings occupied by the companies, electronic data processing equipment and furniture and equipment. These assets are carried at cost, less accumulated depreciation. Depreciation is provided using straight-line and accelerated methods over the estimated useful lives of the assets (3 to 50 years).

Foreign currencies

Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are charged or credited to other accumulated comprehensive income.

Insurance specific assets and liabilities

Deferred policy acquisition costs--Certain costs of acquiring new insurance business have been deferred. For life, annuity and accident and health business, such costs consist of inspection report and medical examination fees, commissions, related fringe benefit costs and the cost of insurance in force gained through acquisitions. The amount of commissions deferred includes first-year commissions and certain subsequent-year commissions that are in excess of ultimate level commission rates.

The deferred policy acquisition costs on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of deferred policy acquisition costs is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality and surrender charges. The effect on the deferred policy acquisition costs that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated stockholders' equity as of the balance sheet date. It is possible that a change in interest rates could have a significant impact on the deferred policy acquisition costs calculated for these contracts.

Deferred policy acquisition costs associated with property and casualty insurance business consist principally of commissions and underwriting and issue costs. These costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

Future policy benefits--For traditional products, liabilities for future policy benefits have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time that the policies were issued. Estimates used are based on the companies' experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions, the estimates are revised for current and future issues.

Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges.

Recognition of premium revenue and policy benefits

Traditional ordinary life and health--Life and accident and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Annuities--Revenues from annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for annuities represent the deposits received plus accumulated interest less applicable accumulated administrative fees.

Universal life and single premium whole life--Revenues from universal life policies and single premium whole life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees. Policyholder account balances consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.

Property and casualty--Property and casualty premiums are recognized as revenue proportionately over the contract period. Policy benefits consist of actual claims and the change in reserves for losses and loss adjustment expenses. The reserves for losses and loss adjustment expenses are estimates of future payments of reported and unreported claims and the related expenses with respect to insured events that have occurred. These reserves are calculated using case basis estimates for reported losses and experience for claims incurred but not reported. These loss reserves are reported net of an allowance for salvage and subrogation. Management believes that American National's reserves have been appropriately calculated, based on available information as of December 31, 2001. However, it is possible that the ultimate liabilities may vary significantly from these estimated amounts.

Participating insurance policies - A portion of the life insurance portfolio is written on a participating basis. Participating business comprised approximately 8.2% of the life insurance in force at December 31, 2001, and 5.6% of life premiums in 2001. Of the total participating business, 72.2% was written by Farm Family
Life Insurance Company (Farm Family Life). For the participating business excluding Farm Family Life, the allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.

For the Farm Family Life participating business, profits earned on participating business are reserved for the payment of dividends to policyholders, except for the stockholders' share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in force. Participating policyholders' interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above) as well as a pro rata portion of unrealized investment gains (losses), net of tax.


Federal income taxes

American National and its eligible subsidiaries will file a consolidated life/non life federal income tax return for 2001.
Certain subsidiaries consolidated for financial reporting are not eligible to be included in the consolidated federal income tax return. Separate provisions for income taxes have been determined for these entities.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Separate account assets and liabilities

The separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk. The investment income and investment gains and losses from these separate funds accrue directly to the contract holders of the policies supported by the separate accounts. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of American National. The assets of these accounts are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in this report.

(3)  INVESTMENTS

The amortized cost and estimated market values of investments in held-to-maturity and available-for-sale securities are shown below (in thousands):


                                                         Gross        Gross     Estimated
                                           Amortized   Unrealized  Unrealized     Market
December 31, 2001:                            Cost       Gains       Losses       Value

Debt securities
    Bonds held-to-maturity:
      U. S. government and agencies......  $   43,830    $  1,258   $     (74)  $   45,014
      States and political subdivisions..     209,731       2,145      (1,266)     210,610
      Foreign governments................      44,175         935          --       45,110
      Public utilities...................     973,502      32,921      (2,891)   1,003,532
      All other corporate bonds..........   2,400,679      94,247      (8,457)   2,486,469
      Mortgage-backed securities.........     139,665       6,952        (124)     146,493

        Total bonds held-to-maturity.....   3,811,582     138,458     (12,812)   3,937,228

    Bonds available-for-sale:
      U. S. government and agencies......      22,565       1,044         (62)      23,547
      States and political subdivisions..      97,420         417        (673)      97,164
      Foreign governments................      14,765       1,538          --       16,303
      Public utilities...................     390,847      10,303      (7,811)     393,339
      All other corporate bonds..........     890,397      35,364     (27,442)     898,319
      Mortgage-backed securities.........     147,542       2,631        (661)     149,512

        Total bonds available-for-sale...   1,563,536      51,297     (36,649)   1,578,184

    Total debt securities................   5,375,118     189,755     (49,461)   5,515,412

Marketable equity securities:
      Preferred stock....................      49,405       1,706        (670)      50,441
      Common stock.......................     769,306     235,737    (115,951)     889,092

    Total marketable equity securities...     818,711     237,443    (116,621)     939,533

Total investments in securities..........  $6,193,829    $427,198   $(166,082)  $6,454,945


                                                         Gross        Gross     Estimated
                                           Amortized   Unrealized  Unrealized     Market
December 31, 2000:                            Cost       Gains       Losses       Value

Debt securities
    Bonds held-to-maturity:
      U. S. government and agencies......  $   58,765    $    689   $    (201)  $   59,253
      States and political subdivisions..      49,906         591        (145)      50,352
      Foreign governments................     108,541       3,854          --      112,395
      Public utilities...................     998,042      12,715     (19,676)     991,081
      All other corporate bonds..........   2,226,709      40,791     (27,481)   2,240,019
      Mortgage-backed securities.........      92,502       4,512          (3)      97,011

        Total bonds held-to-maturity.....   3,534,465      63,152     (47,506)   3,550,111

    Bonds available-for-sale:
      U. S. government and agencies......      19,646         336          --       19,982
      States and political subdivisions..      38,563         225         (74)      38,714
      Foreign governments................      27,571       2,007          --       29,578
      Public utilities...................     221,886       3,809      (9,098)     216,597
      All other corporate bonds..........     500,045       7,501     (63,149)     444,397

        Total bonds available-for-sale...     807,711      13,878     (72,321)     749,268

    Total debt securities................   4,342,176      77,030    (119,827)   4,299,379

Marketable equity securities:
      Preferred stock....................      23,970         881        (738)      24,113
      Common stock.......................     549,721     372,866     (77,735)     844,852

    Total marketable equity securities...     573,691     373,747     (78,473)     868,965

Total investments in securities..........  $4,915,867    $450,777   $(198,300)  $5,168,344


Debt Securities--The amortized cost and estimated market value, by contractual maturity of debt securities at December 31, 2001, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                        Bonds-Held-to-Maturity   Bonds-Available-for-Sale
                                                      Estimated                  Estimated
                                          Amortized     Market     Amortized     Market
                                             Cost       Value        Cost        Value

Due in one year or less.................  $  224,572  $  228,968    $ 82,594    $ 81,760
Due after one year through five years...   1,929,837   2,014,041     813,095     835,858
Due after five years through ten years..   1,089,002   1,117,451     346,140     340,780
Due after ten years.....................     425,245     427,240     262,411     260,296

                                           3,668,656   3,787,700   1,504,240   1,518,694
Without single maturity date............     142,926     149,528      59,296      59,490

                                          $3,811,582  $3,937,228  $1,563,536  $1,578,184


 For 2001, proceeds from sales of
investments in securities classified as available-for-sale (bonds and stocks) totaled $243,096,000. Gross gains of $49,033,000 and gross losses of $11,708,000 were realized on those sales. Securities with an amortized cost of $98,014,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuer's creditworthiness. An unrealized loss of $10,191,000 was established at the time of transfer.

For 2000, proceeds from sales of
investments in securities classified as available-for-sale (bonds and stocks) totaled $234,477,000. Gross gains of $68,605,000 and gross losses of $48,761,000 were realized on those sales. Included in the proceeds from sales of available-for-sale securities was $8,893,000 from the sale of bonds that had been reclassified from bonds held-to-maturity. The bonds had been reclassified due to evidence of a significant deterioration in the issuer's creditworthiness. The net loss from the sale of these bonds was $7,941,000.

For 1999, proceeds from sales of
 investments in securities classified as available-for-sale (bonds and stocks) totaled $466,899,000. Gross gains of $148,762,000 and gross losses of $6,043,000 were realized on those sales. Included in the proceeds from sales of available-for-sale securities was $33,813,000 of proceeds from the sale of bonds that had been reclassified from bonds held-to-maturity. The bonds had been reclassified due to evidence of a significant deterioration in the issuer's creditworthiness. The net loss from the sale of these bonds was $5,314,000.

During 2001,
bonds were called or otherwise redeemed by the issuers, resulting in proceeds of $184,404,000 from the disposal. Gross gains of $676,000 and gross losses of $205,000 were realized on those disposals.
During 2000, bonds were called or otherwise redeemed by the issuers, resulting in proceeds of $125,271,000 from the disposal. Gross gains of $379,000 were realized on those disposals.
During 1999, bonds were called by the issuers, resulting in proceeds of $163,596,000 from the disposal. Gross gains of $688,000 were realized on those disposals.


All gains and losses were determined using specific identification of the securities sold.

Unrealized gains on securities--Unrealized gains on marketable equity securities and bonds available-for-sale, presented in the stockholders equity section of the consolidated statements of financial position, are net of deferred tax liabilities of $43,916,000, $81,060,000, and $137,222,000 for 2001, 2000, and
1999, respectively.

The change in the net unrealized gains on investments for the years ended December 31 are summarized as follows (in thousands):

                                                        2001      2000       1999
                                                     -------------------------------
Bonds available-for-sale...........................  $  73,091   $ (39,436)   $(66,800)
Preferred stocks...................................        893        (464)     (1,793)
Common stocks......................................   (175,345)   (117,142)    (20,456)
Index options......................................        139        (139)        --
Amortization of deferred policy acquisition costs..     (5,624)     (3,294)     21,028

                                                      (106,846)   (160,475)    (68,021)
Provision for federal income taxes.................     37,144      56,162      23,693
                                                       (69,702)  $(104,313)   $(44,328)
Change in unrealized gains of investments attribu-
  table to participating policyholders interest....       (448)         --          --

Total..............................................   $(70,150)  $(104,313)   $(44,328)


Mortgage loans--In general, mortgage loans are secured by first liens on income-producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to-collateral-value ratio of 75% to 90% on newly funded mortgage loans. As of December 31, 2001, mortgage loans have fixed rates from 6.00% to 12.25% and variable rates from 6.39% to 10.25%. The majority of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of 3 months to 32 years.

American National has investments in first lien mortgage loans on real estate with carrying values of $1,007,993,000 and $1,024,312,000 at December 31, 2001
and 2000, respectively. Problem loans, on which valuation allowances were established, totaled $65,875,000 and $42,465,000 at December 31, 2001 and 2000,
respectively. The valuation allowances on those loans totaled $8,211,000 and $ 4,838,000 at December 31, 2001 and 2000, respectively.

Policy loans--All of the Company's policy loans carry interest rates ranging from 5% to 8% at December 31, 2001.

Investment income and realized gains (losses)--Investment income and realized gains (losses) on investments, before federal income taxes, for the years ended December 31 are summarized as follows (in thousands):


                                                                    Gains (Losses)
                                       Investment Income            on Investments
                                 2001      2000       1999        2001       2000      1999
                              --------------------------------------------------------------
Bonds.......................  $360,907   $322,204   $318,898   $(25,788)  $(17,759)  $ (5,327)
Preferred stocks............     2,067      1,879      2,599       (298)       (36)    (1,212)
Common stocks...............    19,363     14,802     16,284     37,209     38,018    149,946
Mortgage loans..............    86,768     94,287     98,111       (233)    (7,874)     1,206
Real estate.................    75,485     71,613     65,027      1,196      3,848      6,417
Other invested assets.......    48,709     37,832     36,819        398     (2,015)     2,793
Investment in
 unconsolidated affiliates..        --         --         --      1,288         --         --

                               593,299    542,617    537,738     13,772     14,182    153,823

Investment expenses.........   (64,153)   (63,528)   (63,789)        --         --         --
Decrease (increase) in
 valuation allowances.......        --         --         --     (7,227)     8,389     (4,762)

                              $529,146   $479,089   $473,949   $  6,545   $ 22,571   $149,061

Included in the realized losses for 2001 is a writedown of $26,672,000 of available-for-sale debt securities, due to evidence of a significant deterioration in the issuer's creditworthiness resulting from other than a temporary decline in the value of the securities.


(4) CONCENTRATIONS OF CREDIT RISK ON INVESTMENTS

American National employs a strategy to invest funds at the highest return possible commensurate with sound and prudent underwriting practices to ensure a well-diversified investment portfolio.

Bonds:

Management believes American National's bond portfolio is of investment grade and is diversified. The bond portfolio distributed by quality rating at December 31 is summarized as follows:

                                                        2001   2000
                                                        -----------
AAA...................................................    8%     6%
AA....................................................   10%    14%
A.....................................................   41%    57%
BBB...................................................   25%    19%
Below BBB.............................................   16%     4%

                                                        100%   100%

Common stock:

American National's stock portfolio by market sector distribution at December 31 is summarized as follows:

                                                                   2001   2000
                                                                ----------------
Basic materials.................................................     3%     1%
Capital goods...................................................     7%     9%
Consumer goods..................................................    19%    18%
Energy..........................................................     7%     8%
Finance.........................................................    18%    18%
Technology......................................................    12%    16%
Health care.....................................................    11%    13%
Miscellaneous...................................................    16%    10%
Mutual funds....................................................     7%     7%

                                                                   100%   100%



Mortgage loans and investment real estate:

American National invests primarily in the commercial sector in areas that offer the potential for property value appreciation. Generally, mortgage loans are secured by first liens on income-producing real estate.

Mortgage loans and investment real estate by property type distribution at December 31 are summarized as follows:

                         Mortgage      Investment
                           Loans       Real Estate

                        2001   2000    2001   2000
                        ---------------------------
Office buildings..        17%    17%     15%    15%
Shopping centers..        43%    49%     41%    41%
Commercial........         4%     4%      2%     6%
Apartments........         2%     1%      3%     3%
Hotels/motels.....        11%     8%     12%    13%
Industrial........        17%    16%     22%    21%
Other.............         6%     5%      5%     1%

                         100%   100%    100%   100%


American National has a diversified portfolio of mortgage loans and real estate properties. Mortgage loans and real estate investments by geographic distribution at December 31 are as follows:


                        Mortgage     Investment
                          Loans      Real Estate

                       2001   2000   2001   2000
                       --------------------------
New England.........      7%     9%    --     --
Middle Atlantic.....     16%    16%    --     --
East North Central..      7%     9%    19%    18%
West North Central..      2%     2%    16%    17%
South Atlantic......     21%    22%     7%     7%
East South Central..      1%     1%    13%    13%
West South Central..     29%    25%    36%    37%
Mountain............      5%     6%     3%     2%
Pacific.............     12%    10%     6%     6%

                        100%   100%   100%   100%



For discussion of other off-balance sheet risks, see Note 5.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

Estimated market values of financial instruments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amounts that could be realized in a current market exchange, or the amounts that may ultimately be realized. The use of different market assumptions or estimating methodologies could have a material effect on the estimated fair values.

Debt securities:
The estimated market values for bonds represent quoted market values from published sources or bid prices obtained from securities dealers.

Marketable equity securities:
Market values for preferred and common stocks represent quoted market prices obtained from independent pricing services.

Mortgage loans:

The market value for mortgage loans is estimated using discounted cash flow analyses based on interest rates currently being offered for comparable loans. Loans with similar characteristics are aggregated for purposes of the analyses.

Policy loans:
The carrying amount for policy loans approximates their market value.

Short-term investments:
The carrying amount for short-term investments approximates their market value.

Investment contracts:

The market value of investment contract liabilities is estimated using a discounted cash flow model, assuming the companies' current interest rates on new products. The carrying value for these contracts approximates their market value.

Notes payable:
The carrying amount for notes payable approximates their market value.

Interest rate swap:
The carrying amount for the interest rate swap approximates its market value.


Investment commitments:
American National's investment commitments are all short-term in duration, and the market value was not significant at December 31, 2001 or 2000.

Values:

The carrying amounts and estimated market values of financial instruments at December 31 are as follows (in thousands):


                                            2001                     2000
                                  --------------------------------------------------
                                                Estimated                 Estimated
                                   Carrying       Fair       Carrying       Fair
                                    Amount        Value       Amount        Value
Financial assets:
 Bonds:
  Held-to-maturity..............  $ 3,811,582  $3,937,228    $3,534,465   $3,550,111
  Available-for-sale............    1,578,184   1,578,184       749,268      749,268
 Preferred stock................       50,441      50,441        24,113       24,113
 Common stock...................      889,092     889,092       844,852      844,852
 Mortgage loans on real estate..    1,007,993   1,045,659     1,024,312    1,071,438
 Policy loans...................      324,545     324,545       294,313      294,313
 Short-term investments.........      255,476    255,476        140,518      140,518
Financial liabilities:
 Investment contracts...........    1,699,373   1,699,373     1,494,353    1,494,353
 Notes payable..................      204,443     204,443            --           --
 Interest rate swap.............        6,627       6,627            --           --


(6) DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs and premiums for the years ended December 31, 2001, 2000, and 1999 are summarized as follows (in thousands):

                                              Life     Accident   Property &
                                           & Annuity   & Health    Casualty      Total


Balance at December 31, 1998.............  $ 615,535   $104,735   $   11,433   $ 731,703

   Additions.............................     82,708     25,315       29,550     137,573
   Amortization..........................    (87,701)   (21,263)     (26,421)   (135,385)
   Effect of change in unrealized gains
     on available-for-sale securities....     21,028         --           --      21,028

 Net change..............................     16,035      4,052        3,129      23,216
 Acquisitions............................      3,652        225           --       3,877

Balance at December 31, 1999.............    635,222    109,012       14,562     758,796
   Additions.............................    132,720     60,838       35,424     228,982
   Amortization..........................   (141,591)   (63,518)     (31,680)   (236,789)
   Effect of change in unrealized gains
     on available-for-sale securities....     (3,294)        --           --      (3,294)

 Net change..............................    (12,165)    (2,680)       3,744     (11,101)
 Acquisitions............................        123         66           --         189

Balance at December 31, 2000.............  $ 623,180   $106,398     $ 18,306  $  747,884

   Additions.............................    101,364     25,229       72,750     199,343
   Amortization..........................    (89,751)   (25,480)     (68,858)   (184,089)
   Effect of change in unrealized gains
     on available-for-sale securities....     (5,524)        --           --      (5,524)

 Net change..............................      6,089       (251)       3,892       9,730
 Acquisitions............................     52,417          5       19,180      71,602

Balance at December 31, 2001.............  $ 681,686   $106,152     $ 41,378  $  829,216

2001 Premiums............................  $ 359,376   $415,124     $666,823  $1,441,323

2000 Premiums............................  $ 356,944   $404,973     $426,786  $1,188,703

1999 Premiums............................  $ 342,030   $396,072     $392,576  $1,130,678



Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.

Acquisitions relate to the purchase of various insurance portfolios under assumption reinsurance agreements and, for the year 2001, the purchase of the Farm Family insurance companies. (See Note 14.)

During 2001 American National's evaluation of recoverability and reserve adequacy resulted in the establishment of premium deficiency reserves of $23,436,000. Such reserve charges include $11,087,000 related to the accident and health product line, previously distributed through American National's Multiple Line segment, and $12,349,000 for the long-term care business produced by the Senior Age Marketing segment. No such charges were recorded in 2000 or 1999.

(7) FUTURE POLICY BENEFITS AND POLICY ACCOUNT BALANCES

Life insurance:
Assumptions used in the calculation of future policy benefits or policy account balances for individual life policies are as follows:

                                                                                                   Percentage of
                                                                                                   Future Policy
  Policy Issue                                 Interest                                              Benefits
      Year                                       Rate                                                So Valued
Ordinary--
1996-2001         7.5% for years 1 through 5, graded to 5.5% at the end of year 25, and level thereafter       5%
1981-1995         8% for years 1 through 5, graded to 6% at the end of year 25, and level thereafter          17%
1976-1981         7% for years 1 through 5, graded to 5% at the end of year 25, and level thereafter          12%
1972-1975         6% for years 1 through 5, graded to 4% at the end of year 25, and level thereafter           4%
1969-1971         6% for years 1 through 5, graded to 3.5% at the end of year 30, and level thereafter         4%
1962-1968         4.5% for years 1 through 5, graded to 3.5% at the end of year 15, and level thereafter       7%
1948-1961         4% for years 1 through 5, graded to 3.5% at the end of year 10, and level thereafter         7%
1947 and prior    Statutory rates of 3% or 3.5%                                                                1%

Participating
 business
 acquired         Level rates of 3% to 5.5%                                                                    8%

Industrial--
1948-1967         4% for years 1 through 5, graded to 3.5% at the end of year 10, and level thereafter         3%
1947 and prior    Statutory rates of 3%                                                                        3%

Universal Life    Future policy benefits for universal life are equal to the current account value            29%

                                                                                                             100%


Future policy benefits for group life policies have been calculated using a level interest rate of 4%. Mortality and withdrawal assumptions are based on American National's experience.

Annuities:

Fixed annuities included in future policy benefits are calculated using a level interest rate of 6%. Mortality and withdrawal assumptions are based on American National's experience. Policy account balances for interest-sensitive annuities are equal to the current gross account balance.

Health Insurance:

Interest assumptions used for future policy benefits on health policies are calculated using a level interest rate of 6%. Morbidity and termination assumptions are based on American National's experience.

(8) LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for accident and health, and property and casualty unpaid claims and claim adjustment expenses is summarized as follows (in thousands):

                                       2001      2000       1999
                                    -----------------------------
Balance at January 1.............   $453,909   $278,198  $266,832
Balance of Acquisition...........    221,233         --        --
  Less reinsurance recoverables..    154,842      3,988     4,641

Net beginning balance ...........    520,300    274,210   262,191

Incurred related to:
  Current year...................    912,132    681,794   620,236
  Prior years....................    (14,147)     6,311   (18,662)

Total incurred...................    897,985    688,105   601,574

Paid related to:
  Current year...................    572,903    443,453   427,073
  Prior years....................    267,338    182,086   162,482

Total paid.......................    840,241    625,539   589,555

Net Balance at December 31.......    578,044    336,776   274,210
  Plus reinsurance recoverables..    471,553    117,133     3,988

Balance at December 31........... $1,049,597   $453,909  $278,198


The balances at December 31 are included in policy and contract claims on the consolidated statements of financial position.

(9)  REINSURANCE

As is customary in the insurance industry, the companies reinsure portions of certain insurance policies they write, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $2,341,500.

American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the assuming companies were unable to meet their obligations under any reinsurance treaties.

To minimize its exposure to significant losses from reinsurer insolvencies, American National evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. At December 31, 2001, amounts recoverable from reinsurers with a carrying value of $102,599,341 were associated with various auto dealer credit insurance program reinsurers domiciled in the Caribbean islands of Nevis or the Turks and Caicos Islands. American National holds collateral related to these credit reinsurers totaling $80,870,261. This collateral is in the form of custodial accounts controlled by the company, which can be drawn on for amounts that remain unpaid for more than 90 days. American National believes that the failure of any single reinsurer to meet its obligations would not have a significant effect on its financial position or results of operations.

As a result of the September 11, 2001 terrorist attack on the United States, American National accrued losses (primarily on reinsurance assumed) totaling $239,406,000. Reinsurance providing coverage of $218,606,000 was in place on these claims. American National has evaluated the reinsurers providing the coverage for these claims, and management believes that all of the ceded amounts are recoverable. However, due to the magnitude of this event, the overall effects on the insurance industry have not yet been determined. American National believes that the failure of any single reinsurer to meet its obligations for these claims would not have a significant effect on the company's financial position.

Premiums, premium-related reinsurance amounts and reinsurance recoveries for the years ended December 31 are summarized as shown in Table 13 (in thousands):

                                                        2001         2000         1999
                                                     ------------------------------------
Direct premiums....................................  $1,536,932   $1,297,995   $1,268,129
Reinsurance premiums assumed from other companies..     433,843      260,214      110,180
Reinsurance premiums ceded to other companies......    (529,452)    (369,506)    (247,631)

Net premiums.......................................  $1,441,323   $1,188,703   $1,130,678

Reinsurance recoveries.............................  $  629,905   $  256,731   $  162,863

Life insurance in force and related reinsurance amounts at December 31 are summarized as follows (in thousands):


                                                       2001          2000          1999
                                                  ----------------------------------------
Direct life insurance in force..................  $ 53,502,696  $ 47,902,590   $46,156,190
Reinsurance risks assumed from other companies..       910,942       873,996       797,059

Total life insurance in force...................    54,413,638    48,776,586    46,953,249
Reinsurance risks ceded to other companies......   (14,819,652)  (12,573,404)   (9,629,707)

Net life insurance in force.....................  $39,593,986   $ 36,203,182   $37,323,542


(10)	NOTES PAYABLE
In April 2001, a subsidiary of American National entered into a loan agreement with a bank to borrow $200,000,000. The proceeds of this loan were used in the acquisition of Farm Family Holdings, Inc. (FFH). (See Note 14.) The loan calls for quarterly interest payments but no principal payments until maturity in June 2003. The loan is secured by the stock of FFH and also partially secured by a pledge of fixed maturity investments from American National with a market value of $250,000,000. The loan carries a variable interest rate equal to the six month LIBOR rate plus 0.75%. However, at the time the loan was executed, an interest rate swap agreement was entered into which gave the loan a fixed effective interest rate of 5.58%.

The interest rate swap agreement represents a hedge against fluctuations in the interest rate on the loan. At December 31, 2001, the swap agreement represented an obligation with a value of approximately $6,627,000 which is reflected in other liabilities on the consolidated statement of financial position. The change in the value of the swap agreement is reflected in stockholders' equity as a component of accumulated other comprehensive income.

At December 31, 2001 other American National subsidiaries had notes payable to third party lenders totaling $4,443,000. These notes are unsecured, have interest rates from 4.5% to 8.5% and maturities from 2004 to 2006. None of the principal on these notes is due before maturity.


(11) FEDERAL INCOME TAXES

The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate of the companies to the statutory federal income tax rate follows (in thousands, except percentages):


                                           2001              2000                1999
                                     -------------------------------------------------------
                                     Amount    Rate    Amount    Rate      Amount     Rate
Tax on pre-tax income..............  $36,792   35.00%  $72,430   35.00%    $136,038   35.00%
Tax-exempt investment income.......   (2,808)  (2.67)   (3,956)  (1.91)      (1,691)  (0.44)%
Dividend exclusion.................   (3,243)  (3.09)   (1,247)  (0.60)      (3,414)  (0.88)
Exempted losses on sale of assets..       --    0.00    (2,604)  (1.26)      (4,470)  (1.15)
Miscellaneous tax credits, net.....   (2,177)  (2.07)   (2,536)  (1.23)      (2,262)  (0.58)
Losses on foreign operations.......    6,599    6.28     1,476    0.71         (585)  (0.15)
Other items, net...................    5,025    4.78     3,205    1.55       (1,548)  (0.40)

                                     $40,188   38.23%  $66,768   32.26%    $122,068   31.40%


The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2001 and December 31, 2000 are as follows (in thousands):


                                                                        2001        2000
                                                                     ---------------------
Deferred tax assets:
- --------------------
   Investment in bonds, real estate and other invested
    assets, principally due to investment valuation allowances.....  $  11,282   $  10,024
   Policyowner funds, principally due to policy reserve discount...    174,815     103,866
   Policyowner funds, principally due to unearned premium reserve..     23,652      12,843
   Other assets....................................................      8,057      22,039

 Total gross deferred tax assets...................................    217,806     148,772
   Less valuation allowance........................................     (3,000)     (3,000)

 Net deferred tax assets...........................................  $ 214,806   $ 145,772

Deferred tax liabilities:
- -------------------------
   Marketable equity securities, principally due to
    net unrealized gains on stock..................................  $ (42,477)  $ (81,060)
   Investment in bonds, principally due to
    accrual of discount on bonds...................................    (33,316)    (13,190)
   Deferred policy acquisition costs, due to
    difference between GAAP and tax................................   (183,883)   (178,788)
   Property, plant and equipment, principally due to
    difference between GAAP and tax depreciation methods...........     (7,533)     (5,278)
   Non-taxable pension.............................................    (14,773)    (14,503)
   Other liabilities...............................................    (12,489)     (1,644)

 Net deferred tax liabilities......................................   (294,471)   (294,463)

Total deferred tax.................................................  $ (79,665)  $(148,691)


Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets.

Through 1983, under the provision of the Life Insurance Company Income Tax Act of 1959, life insurance companies were permitted to defer from taxation a portion of their income (within certain limitations) until and unless it is distributed to stockholders, at which time it was taxed at regular corporate tax rates. No provision for deferred federal income taxes applicable to such untaxed income has been made, because management is of the opinion that no distributions of such untaxed income (designated by federal law as "policyholders' surplus") will be made in the foreseeable future. There was no change in the "policyholders' surplus" between December 31, 2000 and December 31, 2001, and the cumulative balance was approximately $63,000,000 at both dates.

Federal income tax totaling approximately $80,985,000 in 2001, $114,415,000 in 2000, and $108,060,000 in 1999 was paid to the Internal Revenue Service. The statute of limitations for the examination of federal income tax returns through 1997 for American National and its subsidiaries by the Internal Revenue Service has expired. All prior year deficiencies have been paid or provided for, and American National has filed appropriate claims for refunds through 1997. In the opinion of management, adequate provision has been made for any tax deficiencies that may be sustained.

(12) Components of comprehensive income

The items included in comprehensive income, other than net income, are unrealized gains on available-for-sale securities, net of deferred acquisition costs, and foreign exchange adjustments and the change in fair value of interest rate swap.

The details on the unrealized gains included in comprehensive income, and the related tax effects thereon are as follows (in thousands):

                                           Before       Federal      Net of
                                           Federal    Income Tax     Federal
                                         Income Tax     Expense    Income Tax

December 31, 2001
- -----------------
Unrealized Losses......................   $ 119,046     $(41,666)   $ (77,380)
Less: reclassification adjustment for
 gains realized in net income..........      11,123        3,893        7,230

Net unrealized loss component
 of comprehensive income...............   $(107,923)    $(37,773)   $ (70,150)


December 31, 2000
- -----------------
Unrealized Losses......................   $(139,180)    $(48,709)   $ (90,471)
Less: reclassification adjustment for
 gains realized in net income..........     (21,295)      (7,453)     (13,842)

Net unrealized loss component
 of comprehensive income...............   $(160,475)    $(56,162)   $(104,313)


December 31, 1999
- -----------------
Unrealized Gains.......................   $  80,700     $ 28,359    $  52,341
Less: reclassification adjustment for
 gains realized in net income..........    (148,721)     (52,052)     (96,669)

Net unrealized loss component
 of comprehensive income...............   $ (68,021)    $(23,693)   $ (44,328)




(13)STOCKHOLDERS' EQUITY AND MINORITY INTERESTS

Common Stock-American National has only one class of common stock, with a par value of $1.00 per share and 50,000,000 authorized shares. The amounts outstanding at December 31, were as follows:


Common stock:               2001         2000         1999
Shares issued.........  30,832,449    30,832,449   30,832,449
Treasury shares.......   4,273,617     4,274,284    4,274,284
Restricted shares.....      79,000        79,000       79,000
Outstanding shares....  26,479,832    26,479,165   26,479,165


Stock-based Compensation--During 1999, American National's stockholders approved the "1999 Stock and Incentive Plan." Under this plan, American National can grant Non-Qualified Stock Options, Stock Appreciation Rights, Restricted Stock Awards, Performance Rewards, Incentive Awards and any combination of these. The number of shares available for grants under the plan cannot exceed 900,000 shares, and no more than 50,000 shares may be granted to any one individual in any calendar year.

The plan provides for the award of Restricted Stock. Restricted Stock Awards entitle the participant to full dividend and voting rights. Unvested shares are restricted as to disposition, and are subject to forfeiture under certain circumstances. Compensation expense is recognized over the vesting period. The restrictions on these awards lapse after 10 years, and feature a graded vesting schedule in the case of the retirement of an award holder.
On August 1, 1999 awards were granted to directors and board consultants, with 60,000 shares granted at an exercise price of zero. These awards result in compensation expense to American National over the vesting period. The amount of compensation expense recorded was $342,000 in 2001, $486,000 in 2000 and zero in 1999.

The plan provides for the award of Stock Appreciation Rights (SAR). The SARs give the holder the right to compensation based on the difference between the price of a share of stock on the grant date and the price on the exercise date. The SARs vest at a rate of 20% per year for 5 years and expire 5 years after the vesting period. American National uses the average of the high and low price on the last trading day of the period to calculate the fair value and compensation expense for SARs. The fair value of the SARs was $1,361,000, $709,000 and zero at December 31, 2001, 2000 and 1999 respectively. Compensation expense was recorded totaling $889,000, $709,000 and zero for the years ended December 31, 2001, 2000 and 1999 respectively.

SAR and Restricted Stock (RS) information for 2001, 2000 and 1999 follows:

                                            SAR Weighted-           RS Weighted-
                                     SAR    Average Price     RS   Average Price
			            Shares    per Share     Shares     per Share
Outstanding at December 31, 1998      --        --            --
Granted                             81,500  $ 57.00         79,000     $13.71
Outstanding at December 31, 1999    81,500    57.00         79,000      13.71
Granted                              3,000    61.81             --         --
Exercised                           (1,100)   57.00             --         --
Canceled                            (1,208)   57.00             --         --
Outstanding at December 31, 2000    82,192    57.18         79,000      13.71
Granted                              3,000    80.25          2,000      72.28
Exercised                          (10,250)   57.00           (666)     57.00
Canceled                            (1,392)   57.00         (1,334)     57.00
Outstanding at December 31, 2001    73,550   $58.14         79,000     $14.09



The weighted-average contractual remaining life for the 73,550 SAR shares outstanding as of December 31, 2001 is 7.7 years. The weighted-average exercise price for these shares is $58.14 per share. Of the shares outstanding, 21,350 are exercisable at a weighted-average exercise price of $57.14 per share

The weighted-average contractual remaining life for the 79,000 Restricted Stock shares outstanding as of December 31, 2001 is 7.8 years. The weighted-average exercise price for these shares is $14.09 per share. None of the shares outstanding was exercisable.

Earnings Per Share-Earnings per share for 2001 was calculated using a weighted average number of shares outstanding of 26,479,665. For 2000 and 1999, the weighted-average number of shares outstanding were 26,479,165. In 2001 and 2000, the incremental number of shares to be added to number of shares outstanding was less than 30,000 shares, and had no effect on the earnings per share calculation. In 1999, the average market price, since the grant date of the Restricted Stock Awards, was less than the exercise price. As a result, diluted earnings per share is equal to the basic earnings per share for 2001, 2000 and 1999.

Dividends--American National's payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and, in the absence of special approval, limit the payment of dividends to statutory net gain from operations on an annual, non-cumulative basis. Additionally, insurance companies are not permitted to distribute the excess of stockholders' equity, as determined on a GAAP basis over that determined on a statutory basis.

Generally, the same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National's insurance subsidiaries.

At December 31, 2001, approximately $910,919,000 of American National's consolidated stockholders' equity represents net assets of its insurance subsidiaries. Any transfer of these net assets to American National would be subject to statutory restrictions and approval.

Minority Interests-Two of American National's subsidiaries have preferred stock outstanding to unrelated third parties. These preferred stock issues had a total value of $1,252,000 at December 31, 2001, and carry various terms, including cumulative dividends and voting rights as they apply to the subsidiary.

In 2001, American National formed TMNY Investments, LLC (TMNY). Subsequently, TMNY purchased five percent of the common stock of Farm Family Holdings, Inc. from another subsidiary of American National. The purpose of TMNY is to provide certain officers with additional incentive to enhance the profitable growth of the Farm Family companies. Accordingly, shares of TMNY preferred stock, representing 66% of the value of the company, were granted to various officers of American National and its subsidiaries. The preferred shares can not be sold or otherwise traded by the officers for a period of eight years. The total value of these preferred shares was $1,000,000 at December 31, 2001.

(14)	ACQUISITION
On April 10, 2001 American National completed the acquisition of Farm Family Holdings, Inc. (FFH), which is the parent company for Farm Family Casualty Company, Farm Family Life Insurance Company and United Farm Family Insurance Company. These insurance companies market and sell personal lines property and casualty and life insurance to the agribusiness market in the northeastern United States.

The purchase price for FFH was $280 million, and was paid in cash, funded in part through a bank loan of $200 million, with the remainder provided by internally generated funds. The acquisition was accounted for by the purchase method of accounting. Accordingly, the results of FFH and its subsidiaries are included in the consolidated statements of income for the nine months since the purchase date.

The assets and liabilities for FFH were adjusted to reflect fair market value at the purchase date. Goodwill was recognized for the amount of the excess of the purchase price over the fair market value at the date of purchase. The goodwill was amortized during 2001 on a straight line basis using an average life of 11.5 years, producing a total expense of $3,100,000. With the adoption of FAS 142, the goodwill will no longer be amortized in future periods. It will, however, be subject to annual recoverability analyses. A summary of the assets acquired and liabilities assumed in the acquisition follows (in thousands):

Assets acquired
 Investments......................... $  1,144,636
 Deferred acquisition costs..........       71,671
 Cash................................       35,152
 Goodwill............................       47,539
 Other assets........................      156,609
Total assets acquired................    1,455,607
Liabilities assumed
 Benefit reserves....................      477,684
 Policy account balances.............      411,580
 Other liabilities...................      285,773
Total liabilities assumed............    1,175,037
Net purchase price...................    $ 280,570

The following table presents unaudited pro forma results of operations for the years ended December 31, 2001 and 2000, as if FFH and subsidiaries had been combined with American National as of the beginning of the year. The pro forma results include estimates and assumptions which management believes are reasonable. However, pro forma results do not include any anticipated cost savings or other effects of the acquisition, and are not necessarily indicative of the results which may occur in the future.

                                                     Unaudited Pro Forma
                                                        Year Ended
(In thousands, except per share amounts)                2001          2000
Total revenue...................................   $ 2,219,055    $ 2,147,408
Total benefits and expenses.....................     2,106,692      1,915,137
Earnings (losses) of unconsolidated affiliates..        (6,055)         3,049
Income before federal income taxes..............       106,308        235,320
Federal income tax expense......................        40,756         76,062
Net income......................................      $ 65,552      $ 159,258
Net income per common share - basic and diluted.        $ 2.48         $ 6.01

The FFH income included in the pro forma results for the year 2000, contains a non recurring income item of $12,746,000.

(15) SEGMENT INFORMATION

American National and its subsidiaries are engaged principally in the insurance business. Management organizes the business around its marketing distribution channels. Separate management of each segment is required because each business unit is subject to different marketing strategies. There are eight operating segments based on the company's marketing distribution channels.

The operating segments are as follows:

Multiple Line Marketing -- This segment derives its revenues from the sale of individual life, annuity, accident and health, and property and casualty products marketed through American National, ANTEX, ANPAC, ANGIC and ANPAC Lloyds.

Home Service Division -- This segment derives its revenues from the sale of individual life, annuity and accident and health insurance. In this segment, the agent collects the premiums. This segment includes business in the United States and Mexico.

Independent Marketing -- This segment derives its revenues mainly from the sale of life and annuity lines marketed through independent marketing organizations.

Health Division -- This segment derives its revenues primarily from the sale of accident and health insurance plus group life insurance marketed through group brokers and third party marketing organizations.

Senior Age Marketing -- This segment derives its revenues primarily from the sale of Medicare supplement plans, individual life, annuities, and accident and health insurance marketed through Standard Life and Accident Insurance Company.

Direct Marketing -- This segment derives its revenues principally from the sale of individual life insurance, marketed through Garden State Life Insurance Company, using direct selling methods.

Credit Insurance Division -- This segment derives its revenues principally from the sale of credit life and credit accident and health insurance.

Capital and Surplus -- This segment derives its revenues principally from investment instruments.

All Other -- This category comprises segments which individually insignificant. This category includes non-insurance, reinsurance assumed, and retirement benefits.

All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate line of business within each segment. Income and expenses not specifically attributable to policy transactions are allocated to the lines within each segment as follows:

 . Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available.

 . Net investment income from all other assets is allocated to capital and surplus to arrive at an underwriting gain from operations. A portion of the income allocated to capital and surplus is then re-allocated to the other segments in accordance with the amount of equity invested in each segment.

 . Expenses are allocated to the lines based upon various factors, including premium and commission ratios within the respective operating segments.

 .  Gain or loss on the sale of investments is allocated to capital and surplus.

 . Equity in earnings of unconsolidated affiliates is allocated to the segment that provided the funds to invest in the affiliate.

 . Federal income taxes have been applied to the net earnings of each segment based on a fixed tax rate. Any difference between the amount allocated to the segments and the total federal income tax amount is allocated to capital and surplus.

The following tables summarize net income and various components of net income by operating segment for the years ended December 31, 2001, 2000 and 1999 (in thousands):

                                                                                       Gain From
                              Premiums        Net                                     Operations    Federal
                                and        Investment                     Equity        Before      Income
                               Other         Income       Expenses          in          Federal       Tax
                               Policy         and            and      Unconsolidated    Income      Expense      Net
                              Revenue    Realized Gains   Benefits      Affiliates       Taxes     (Benefit)   Income
2001
- ----
Multiple Line               $   788,498       $ 147,607  $  934,143         $    --     $  1,962   $    647   $  1,315
Home Service Division           212,344         118,396     287,223              --       43,517     14,361     29,156
Independent Marketing            50,045         116,213     157,173              --        9,085      2,998      6,087
Health Division                 249,718           8,483     275,375              --      (17,174)    (5,667)   (11,507)
Credit Insurance Division        65,905          18,458      71,615              --       12,748      4,207      8,541
Senior Age Marketing            168,039          18,399     193,259              --       (6,821)    (2,251)    (4,570)
Direct Marketing                 29,840           3,412      28,948              --        4,304      1,420      2,884
Capital and Surplus               1,054          74,592      16,988           (8,345)     50,313     22,102     28,211
All Other                        33,247          30,131      58,484            2,291       7,185      2,37       4,814
                            $ 1,598,690       $ 535,691  $2,023,208         $ (6,054)   $105,119   $ 40,188   $ 64,931



2000
- ----
Multiple Line               $   518,271       $  95,629  $  596,098         $     --    $ 17,802   $  5,874   $ 11,928
Home Service Division           212,951         119,543     276,686               --      55,808     18,417     37,391
Independent Marketing            76,236         113,107     176,196               --      13,147      4,339      8,808
Health Division                 253,820           8,779     281,837               --     (19,238)    (6,349)   (12,889)
Credit Insurance Division        63,412          17,010      68,466               --      11,956      3,945      8,011
Senior Age Marketing            148,565          18,292     156,970               --       9,887      3,263      6,625
Direct Marketing                 28,076           3,906      28,678               --       3,304      1,090      2,214
Capital and Surplus                 938          94,795        (264)             100      96,097     30,190     65,907
All Other                        30,553          30,599      45,922            2,949      18,179      5,999     12,180

                            $ 1,332,822       $ 501,660  $1,630,589          $ 3,049    $206,942   $ 66,768   $140,174





1999
- ----
Multiple Line Marketing      $  489,263        $ 95,821  $  530,321          $    --    $ 54,763   $ 18,072   $ 36,691
Home Service Division           209,033         118,978     263,945               --      64,066     21,142     42,924
Independent Marketing            60,574         118,960     162,052               --      17,482      5,769     11,713
Health Division                 237,446           7,406     256,390               --     (11,538)    (3,808)    (7,730)
Credit Insurance Division        63,262          16,094      65,903               --      13,453      4,439      9,014
Senior Age Marketing            148,368          18,013     162,209               --       4,172      1,377      2,795
Direct Marketing                 26,857           3,734      24,823               --       5,768      1,903      3,865
Capital and Surplus               1,087         211,453         256           12,249     224,533     67,900    156,633
All Other                        30,714          32,551      54,976            7,693      15,982      5,274     10,708

                             $1,266,604        $623,010  $1,520,875          $19,942    $388,681   $122,068   $266,613




There were no significant non-cash items to report. Substantially all of the consolidated revenues were derived in the United States.

Most of the operating segments provide essentially the same types of products. The following table provides revenues within each segment by line of business for the years ended December 31, 2001, 2000 and 1999 (in thousands):

                                Total Revenues

                                                 Accident &  Property &                        Total
                               Life    Annuity     Health     Casualty   Credit   All Other   Revenues
2001
- ----
Multiple Line                $175,781  $ 32,123    $ 19,721    $708,480  $    --   $     --  $  936,105
Home Service Division         315,456     5,562       9,722          --       --         --     330,740
Independent Marketing          19,635   146,623          --          --       --         --     166,258
Health Division                 4,336        --     253,865          --       --         --     258,201
Credit Insurance Division          --        --          --          --   84,363         --      84,363
Senior Age Marketing           32,890     2,993     150,555          --       --         --     186,438
Direct Marketing               33,069        --         183          --       --         --      33,252
Capital and Surplus                --        --          --          --       --     75,646      75,646
All Other                      32,637     1,809         418          --       --     28,514      63,378

                             $613,804  $189,110    $434,464    $708,480  $84,363   $104,160  $2,134,381

2000
- ----
Multiple Line                $122,302  $ 17,392    $ 17,853    $450,894  $    --   $     --  $  608,441
Home Service Division         287,057     4,477       9,317          --       --         --     300,851
Independent Marketing          14,549   162,592          --          --       --         --     177,141
Health Division                 4,055        --     253,274          --       --         --     257,329
Credit Insurance Division          --        --          --          --   69,346         --      69,346
Senior Age Marketing           30,487     1,675     125,541          --       --         --     157,703
Direct Marketing               31,188        --         219          --       --         --      31,407
Capital and Surplus                --        --          --          --       --    173,478     173,478
All Other                      29,311     1,671         937          --       --     26,866      58,785

                             $518,949  $187,807    $407,141    $450,894  $69,346   $200,344  $1,834,481


1999
- ----
Multiple Line                $121,753  $ 17,637    $ 19,736    $403,029  $    --  $--        $  562,155
Home Service Division         283,566     4,576       8,778          --       --         --     296,920
Independent Marketing           8,938   157,569          --          --       --         --     166,507
Health Division                 3,920        --     236,559          --       --         --     240,479
Credit Insurance Division          --        --          --          --   69,007         --      69,007
Senior Age Marketing           31,577     1,692     125,609          --       --         --     158,878
Direct Marketing               29,501       146         427          --       --         --      30,074
Capital and Surplus                --        --          --          --       --    306,797     306,797
All Other                      30,120     1,878       1,709          --       --     25,090      58,797

                             $509,375  $183,498    $392,818    $403,029  $69,007   $331,887  $1,889,614




The operating segments are supported by the fixed income assets and policy loans. Equity type assets, such as stocks, real estate and other invested assets, are investments of the Capital and Surplus segment. Assets of the non-insurance companies are specifically associated with those companies in the "All Other" segment. Any assets not used in support of the operating segments are assigned to Capital and Surplus.

The following table summarizes assets by operating segment for the years ended December 31, 2001 and 2000 (in thousands):

                                2001        2000

Multiple Line .............  $3,042,507  $1,687,541
Home Service Division......   1,833,920   1,815,757
Independent Marketing......   1,900,552   1,650,600
Health Division............     713,071     376,246
Credit Insurance Division..     428,885     408,780
Senior Age Marketing.......     374,024     340,324
Direct Marketing...........      90,665      91,173
Capital & Surplus..........   1,907,577   2,275,332
All Other..................     966,936     624,634

                            $11,258,137  $9,270,387


The net assets of the Capital and Surplus and All Other segments include investments in unconsolidated affiliates. Almost all of American National's assets are located in the United States of America.

The amount of each segment item reported is the measure reported to the chief operating decision-maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations are made when preparing the consolidated financial statements, and allocations of revenues, expenses and gains or losses have been included when determining reported segment profit or loss.

The reported measures are determined in accordance with the measurement principles most consistent with those used in measuring the corresponding amounts in the consolidated financial statements.

The results of the operating segments of the business are affected by economic conditions and customer demands. A portion of American National's insurance business is written through one third-party marketing organization. During 2001, approximately 4% of the total premium revenues and policy account deposits were written through that organization, which is included in the Independent Marketing operating segment. This compares with 10% and 8% in 2000 and 1999, respectively. Of the total business written by this one organization, the majority was annuities.

(16) RECONCILIATION TO STATUTORY ACCOUNTING

American National and its insurance subsidiaries are required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from those used to prepare financial statements on the basis of Generally Accepted Accounting Principles. Effective January 1, 2001 new codified statutory accounting principles are required to be adopted. The adoption of these new principles resulted in an increase of $76,814,000 in the statutory capital and surplus as reported in the following tables.

Reconciliations of statutory net income and capital and surplus, as determined using statutory accounting principles, to the amounts included in the accompanying consolidated financial statements, as of and for the years ended December 31, are as follows (in thousands):


                                                   2001         2000         1999
Statutory net income of insurance companies..  $    32,070   $  132,682   $  159,375
Net gain (loss) of non-insurance companies...        5,310      (17,524)      97,782

Combined net income..........................       37,380      115,158      257,157
Increases/(decreases):
 Deferred policy acquisition costs...........       15,524       (7,807)       2,188
 Policyholder funds..........................       26,188       15,851        4,288
 Deferred federal income tax benefit.........       16,520       16,487       10,060
 Premiums deferred and other receivables.....         (131)      (2,134)      (2,315)
 Gain on sale of investments.................          118         (752)         416
 Change in interest maintenance reserve......           74       (5,904)      (1,033)
 Asset valuation allowances..................      (16,648)       8,388       (4,762)
 Investment income...........................       (3,817)          44           73
 Goodwill amortization.......................       (3,100)          --           --
Other adjustments, net.......................         (582)        (284)         875
Consolidating eliminations and adjustments...       (6,325)       1,127         (334)

Net income reported herein...................  $    64,931   $  140,174   $  266,613




                                                    2001         2000         1999
Statutory capital and
 surplus of insurance companies..............  $ 2,415,330   $ 2,309,259   $2,377,589
Stockholders equity
 of non-insurance companies..................      504,144       517,805      523,550

Combined capital and surplus.................    2,919,474     2,827,064    2,901,139
Increases/(decreases):
 Deferred policy acquisition costs...........      829,216       747,884      758,796
 Policyholder funds..........................      197,830       174,874      159,394
 Deferred federal income taxes...............      (79,665)     (148,691)    (221,341)
 Premiums deferred and other receivables.....      (87,615)      (82,583)     (80,453)
 Reinsurance in "unauthorized companies".....       48,716        45,769       37,376
 Statutory asset valuation reserve...........      362,952       339,963      370,191
 Statutory interest maintenance reserve......        7,517         4,308        9,729
 Asset valuation allowances..................      (37,502)      (30,062)     (38,285)
 Investment market value adjustments.........       14,302       (56,087)      (9,556)
Non-admitted assets and
 other adjustments, net......................      149,137       204,393      158,876
Consolidating eliminations and adjustments...   (1,388,023)   (1,003,175)    (982,720)

Stockholders' equity reported herein.........  $ 2,936,339   $ 3,023,657   $3,063,146


In accordance with various government and state regulations, American National and its insurance subsidiaries had bonds with an amortized value of $84,328,000 on deposit with appropriate regulatory authorities.

(17) RETIREMENT BENEFITS

American National and its subsidiaries have one tax-qualified defined-benefit pension plan and one inactive plan.
One of the programs is contributory and
covers home service agents and managers. The other two programs are noncontributory, with one covering salaried and management employees and the other covering home office clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee's compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee's career average earnings and years of service.

The inactive tax-qualified defined-benefit pension plan covers employees of the Farm Family companies hired prior to January 1, 1997. Effective January 1, 1997, benefits through this plan were frozen, and no new participants have been added.

American National also sponsors for key executives two non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

The companies' funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee Retirement Income Security Act of 1974. The unfunded plans will be funded out of general corporate assets when necessary.

Actuarial computations of pension expense (before income taxes) produced a pension debit of $3,954,000 for 1999, $4,071,000 for 2000 and $4,924,000
for 2001.

The pension debit for the years ended December 31, is made up of the following (in thousands):

                                                   2001      2000      1999

Service cost-benefits earned during period.....  $ 6,900   $ 5,212   $ 5,833
Interest cost on projected benefit obligation..   10,811     8,927     8,175
Expected return on plan assets.................  (10,600)   (8,940)   (8,946)
Amortization of past service cost..............      361       289       534
Amortization of transition asset...............   (2,616)   (2,619)   (2,619)
Amortization of actuarial loss.................       68     1,202       977

           Total pension debit.................  $ 4,924   $ 4,071   $ 3,954

The following table sets forth the funded status and amounts recognized in the consolidated statements of financial position at December 31 for the pension plans.

Actuarial present value of benefit obligation:


                                                                  2001                      2000
                                                       --------------------------  --------------------------
                                                          Assets      Accumulated     Assets      Accumulated
                                                          Exceed       Benefits       Exceed       Benefits
                                                        Accumulated     Exceed      Accumulated     Exceed
                                                          Benefits      Assets       Benefits       Assets
Vested benefit obligation.............................  $ (86,075)    $ (60,053)        $(77,961)    $(28,064)

Accumulated benefit obligation........................  $ (89,778)    $ (60,053)        $(80,947)    $(28,064)

Projected benefit obligation..........................  $(107,233)    $ (61,365)        $(98,531)   $ (29,349)
Plan assets at fair value
 (long term securities)...............................  $ 134,600     $  20,240         $131,439           --

Funded status:
 Plan assets in excess of
   projected benefit obligation.......................     27,367       (41,125)          32,908      (29,349)
 Unrecognized net loss................................      7,074           494            4,698          545
 Prior service cost not yet recognized in
   periodic pension cost..............................         --         6,463               --          208
 Unrecognized net transition asset at January 1
   being recognized over 15 years.....................         --            --           (2,619)          --
 Adjustment required to recognize
   minimum liability..................................         --        (5,632)              --           --
 Offset for intangible asset..........................         --         5,632               --           --

Prepaid pension cost included in other assets
 or other liabilities.................................  $  34,441     $ (34,168)        $ 34,987     $(28,596)





Assumptions used at December 31:                            2001       2000
- ---------------------------------------------------------------------------
Weighted-average discount rate on benefit obligation....    6.96%      7.40%
Rate of increase in compensation levels.................    4.20%      4.80%
Expected long-term rate of return on plan assets........    7.14%      7.00%


Health Benefits
American National and its subsidiaries provide certain health and/or dental
benefits to retirees.   Participation in these plans is limited to current
retirees and their dependents who met certain age and length of service requirements. No new participants will be added to these plans in the future.

The primary retiree health benefit plan provides major medical benefits for participants under the age of 65 and Medicare supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plan is contributory, with the company's contribution limited to $80 per month for retirees and spouses under the age of 65, and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by American National, are to be contributed by the retirees.

The accrued post-retirement benefit obligation, included in other liabilities, was $7,864,000 and $5,888,000 at December 31, 2001 and 2000, respectively.
These amounts were approximately equal to the unfunded accumulated post-retirement benefit obligation. Since American National's contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated post-retirement benefit obligation.


Under American National and its subsidiaries' various group benefit plans for active employees, life insurance benefits are provided upon retirement for eligible participants who meet certain age and length of service requirements.

In addition to the defined benefit pension plans, American National sponsors one defined contribution plan for all employees, excluding those of the Farm Family companies, and an incentive savings plan for employees of the Farm Family companies. The defined contribution plan (also known as a 401k plan) allows employees to contribute up to the maximum allowable amount as determined by the Internal Revenue Service. American National does not contribute to the defined contribution plan. Company contributions are made under the incentive savings plan for the Farm Family companies, with a discretionary portion based on the profits earned by the Farm Family companies. The expense associated with this plan was $1,100,000 for 2001.

(18) COMMITMENTS AND CONTINGENCIES

Commitments--American National and its subsidiaries lease insurance sales office space in various cities. The long-term lease commitments at December 31, 2001 were approximately $6,886,000.

In the ordinary course of their operations, the companies also had commitments outstanding at December 31, 2001 to purchase, expand or improve real estate, to fund mortgage loans and to purchase other invested assets aggregating $91,909,000, all of which are expected to be funded in 2002. As of December 31, 2001, all of the mortgage loan commitments have interest rates that are fixed.

Off-Balance-Sheet Contingencies-American National is a partner in numerous real estate joint ventures. A number of these joint ventures have long-term debt to third parties. The amount of the outstanding debt at December 31, 2001 totaled approximately $99,000,000. All of the debt is secured by the real estate in the joint ventures, and is non-recourse to the partners in the joint ventures, including American National. Therefore, the maximum loss that American National could sustain if the joint ventures failed to pay the debt is the amount of the investment in the joint ventures, or approximately $33,000,000 at December 31, 2001.

Litigation-In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to discriminatory practices in life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial settlements across the life insurance industry. American National is a defendant in similar lawsuits. Management believes that American National has meritorious legal defenses against these lawsuits. Therefore, no provision for possible losses on these cases has been recorded in the consolidated financial statements.

American National and its subsidiary, Standard Life and Accident Insurance Company are defendants in class action lawsuits alleging fraud and misrepresentation involving the benefits to be paid under certain limited-benefit nursing home policies. Management believes that the companies have meritorious legal defenses against these lawsuits. Therefore, no provision for possible losses on these cases has been recorded in the consolidated financial statements.

American National and its subsidiary American National Life Insurance Company of Texas are defendants in several lawsuits alleging, interalia, improper calculation and/or cancellation of benefits under certain group health contracts. Class action certification in these lawsuits has been requested by the plaintiffs, but has not yet been granted. Management believes that the companies have meritorious legal defenses against these lawsuits. Therefore, no provision for possible losses on these cases has been recorded in the consolidated financial statements.

Based on information currently available, management also believes that amounts ultimately paid, if any, arising from these cases would not have a material effect on the company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, that bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given lawsuit. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on the consolidated financial results.

The companies are also defendants in various other lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. After reviewing these matters with legal counsel, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on the companies' consolidated financial position or results of operations. However, these lawsuits are in various stages of development, and future facts and circumstances could result in management changing its conclusions.

INDEPENDENT AUDITOR'S REPORT ON SUPPLEMENTARY INFORMATION

To the Stockholders and Board of Directors

American National Insurance Company:

We have audited and reported separately herein on the consolidated financial statements of American National Insurance Company and subsidiaries as of and for the years ended December 31, 2001 and 2000.

Our audit was made for the purpose of forming an opinion on the basic consolidated financial statements of American National Insurance Company and subsidiaries taken as a whole. The supplementary information included in Schedules I, III, IV and V as of December 31, 2001 and 2000 and the years then ended, is presented for the purposes of complying with the Securities and Exchange rules and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

As discussed in Note 2 to the consolidated financial statements, effective January 1, 2001, the company adopted Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities."


KPMG LLP

Houston, Texas

February 6, 2002

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Stockholders and Board of Directors,

American National Insurance Company

We have audited in accordance with auditing standards generally accepted in the United States, the 1999 consolidated financial statements of American National Insurance Company and subsidiaries included in this registration statement and have issued our report thereon dated February 11, 2000. Our audit was made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The accompanying schedules are the responsibility of the Company's management and are presented for purposes of complying with the Securities and Exchange
Commission's rules and are not a required part of the basic consolidated financial statements. The 1999 information presented in these schedules have been subjected to the auditing procedures applied in our audit of the basic consolidated financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic consolidated financial statements taken as a whole.

ARTHUR ANDERSEN LLP
Houston, Texas
February 11, 2000

 American National Insurance Company and Subsidiaries

SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                  (IN THOUSANDS)

                 December 31, 2001



                                                                                              Amount at Which
                                                                                 Market        Shown in the
Type of Investment                                             Cost  (a)          Value        Balance Sheet
- ------------------                                            -------           ------      ---------------
  Fixed Maturities:
    Bonds Held-to-Maturity:
        United States Government and government agencies
          and authorities                                 $       43,830   $       45,014   $       43,830
        States, municipalities and political subdivisio          209,731          210,610          209,731
        Foreign governments                                       44,175           45,110           44,175
        Public utilities                                         973,502        1,003,532          973,502
        All other corporate bonds                              2,540,344        2,632,962        2,540,344
    Bonds Available-for-Sale:
        United States Government and government agencies
          and authorities                                         22,565           23,547           23,547
        States, municipalities and political subdivisio           97,420           97,164           97,164
        Foreign governments                                       14,765           16,303           16,303
        Public utilities                                         390,847          393,339          393,339
        All other corporate bonds                              1,037,939        1,047,831        1,047,831
    Redeemable preferred stock                                    49,405           50,441           50,441
                                                               ----------      ----------        ----------
          Total fixed maturities                          $    5,424,523   $    5,565,853   $    5,440,207
                                                               ----------      ----------        ----------
  Equity Securities:
    Common stocks:
        Public utilities                                  $       29,278   $       26,651   $       26,651
        Banks, trust and insurance companies                      79,050          112,776          112,776
        Industrial, miscellaneous and all other                  660,978          749,665          749,665
                                                               ----------      ----------        ----------
          Total equity securities                         $      769,306   $      889,092   $      889,092
                                                               ----------      ----------        ----------

  Mortgage loans on real estate                           $    1,007,993           XXXXXX   $    1,007,993
  Investment real estate                                         224,784           XXXXXX          224,784
  Real estate acquired in satisfaction of debt                     8,285           XXXXXX            8,285
  Policy loans                                                   324,545           XXXXXX          324,545
  Other long-term investments                                    129,398           XXXXXX          129,398
  Short-term investments                                         255,476           XXXXXX          255,476
                                                               ----------          XXXXXX        ----------
          Total investments                               $    8,144,310           XXXXXX   $    8,279,780
                                                               ----------                        ----------


(a) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and valuation write-downs and adjusted for amortization of premiums or accrual of discounts.

             American National Insurance Company and Subsidiaries

              SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                (IN THOUSANDS)
American National Insurance Company and Subsidiaries

SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
        (IN THOUSANDS)


                                          Future Policy
                                Deferred   Benefits,             Other Policy
                                 Policy   Losses, Claims         Claims and
                               Acquisition  and Loss   Unearned   Benefits    Premium
Segment                           Cost      Expenses   Premiums   Payable     Revenue
------------------------       ---------    ---------   -------    -------     --------
2001
Multiple Line Marketing        $ 210,931 $  1,543,800 $ 578,482 $  526,939 $    729,585
Home Service                     226,294    1,458,751     4,381     29,650      192,522
Independent Marketing            145,922    1,738,806        45     18,748       30,690
Health Insurance                  12,566       18,860    11,767    556,169      218,720
Credit Insurance                  72,276           --   252,047     51,207       58,308
Senior Age Marketing              77,182      199,360    39,740    107,444      174,666
Direct Marketing                  45,937       47,397       196      5,478       29,130
Capital and Surplus                   --           --        --     (4,044)          --
All other                         38,108      324,637       331      6,164        7,702
                               ---------    ---------   -------  ---------    ---------
    Total                      $ 829,216 $  5,331,611 $ 886,989 $1,297,755 $  1,441,323
                               ---------    ---------   -------  ---------    ---------

2000
Multiple Line Marketing        $ 132,540 $    875,128 $ 251,972 $  244,187 $    470,240
Home Service                     232,075    1,438,917     4,560     34,316      193,252
Independent Marketing            144,708    1,491,296        32     17,750       49,784
Health Insurance                  15,493       20,392    14,111    219,774      231,347
Credit Insurance                  67,544          --    245,056     51,037       55,300
Senior Age Marketing              76,480      170,082    36,465     90,326      153,148
Direct Marketing                  39,289       45,901       223      4,837       27,268
Capital and Surplus                  --           --        --         --           --
All other                         39,755      326,249       316      6,691        8,364
                               ---------    ---------   -------  ---------    ---------
    Total                      $ 747,884 $  4,367,965 $ 552,735 $  668,918 $  1,188,703
                               ---------    ---------   -------  ---------    ---------

1999
Multiple Line Marketing        $ 126,950 $    867,916 $ 239,825 $  201,544 $    441,299
Home Service                     233,883    1,419,161     5,060     30,171      189,449
Independent Marketing            161,578    1,562,493        21     11,302       36,729
Health Insurance                  18,658       22,612    14,121     91,518      223,638
Credit Insurance                  65,801          --    235,200     45,074       55,294
Senior Age Marketing              76,359      160,815    35,908     41,321      149,142
Direct Marketing                  33,656       43,911       291      3,934       25,929
Capital and Surplus                  --           --        --         --           --
All other                         41,911      330,137       394      5,403        9,198
                               ---------    ---------   -------  ---------    ---------
    Total                      $ 758,796 $  4,407,045 $ 530,820 $  430,267 $  1,130,678
                               ---------    ---------   -------  ---------    ---------



                                               Benefits,   Amortization
                                              Claims, Losseof Deferred
                                     Net          and        Policy        Other
                                  Investment   Settlement  Acquisition   Operating    Premiums
Segment                          Income  (a)    Expenses      Costs     Expenses  (b) Written
-----------------------         ------------  -----------  -----------  ---------  -----------
2001
Multiple Line Marketing         $    147,598 $    659,010 $    87,281 $     113,677 $  705,869
Home Service                         118,773      117,743      31,835       116,011        --
Independent Marketing                116,213       41,110      21,177        24,878        --
Health Insurance                       8,307      195,305      17,730        56,908        --
Credit Insurance                      18,457       23,631       9,620        38,364        --
Senior Age Marketing                  18,784      123,191      11,042        44,019        --
Direct Marketing                       3,547       15,587       5,404         6,629        --
Capital and Surplus                   67,337           --          --        15,381        --
All other                             30,130       27,324          --        24,039        --
                                ------------ ------------ ----------- ------------- ----------
    Total                       $    529,146 $  1,202,901 $   184,089 $     439,906 $  705,869
                                ------------ ------------ ----------- ------------- ----------

2000
Multiple Line Marketing         $     95,630 $    436,080 $    46,560 $      86,528 $  441,035
Home Service                         119,694      115,877      30,253       107,485        --
Independent Marketing                113,107       39,832      33,433        22,482        --
Health Insurance                       8,722      193,593      61,454        22,680        --
Credit Insurance                      17,010       22,776      55,998       (10,309)       --
Senior Age Marketing                  18,349      110,897       5,041        39,157        --
Direct Marketing                       3,906       16,524       4,050         6,190        --
Capital and Surplus                   72,891          --          --           (318)       --
All other                             29,780       27,889         --         16,387        --
                                ------------ ------------ ----------- ------------- ----------
    Total                       $    479,089 $    963,468 $   236,789 $     290,282 $  441,035
                                ------------ ------------ ----------- ------------- ----------

1999
Multiple Line Marketing         $     95,820 $    375,364 $    39,863 $      84,284 $  404,817
Home Service                         119,065      118,638      27,921        94,825        --
Independent Marketing                118,961       30,575      33,419        17,089        --
Health Insurance                       7,398      165,525      21,475        67,902        --
Credit Insurance                      16,094       21,859       6,209        37,834        --
Senior Age Marketing                  18,021      111,573       3,039        43,751        --
Direct Marketing                       3,734       14,584       3,459         5,179        --
Capital and Surplus                   62,305          --          --            225        --
All other                             32,551       28,024         --         20,767        --
                                ------------ ------------ ----------- ------------- ----------
    Total                       $    473,949 $    866,142 $   135,385 $     371,856 $  404,817
                                ------------ ------------ ----------- ------------- ----------


(a) Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.
(b) Identifiable commissions and expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.

 American National Insurance Company and Subsidiaries

    SCHEDULE IV - REINSURANCE
         (IN THOUSANDS)


                                                       Ceded to        Assumed                     Percentage of
                                         Gross           Other       from Other          Net       Amount Assumed
                                        Amount         Companies      Companies        Amount        to Net
                                     ------------     ----------     ----------      ----------     -----------
2001
 Life insurance in force           $   53,502,696   $ 14,819,652   $    910,942   $   39,593,986          2.3%
                                     ------------     ----------     ----------      ----------
 Premiums:
   Life insurance                         415,149         67,021         11,248          359,376          3.1%
   Accident and health insurance          419,377        411,748        407,495          415,124         98.2%
   Property and liability insurance       702,406         50,683         15,100          666,823          2.3%
                                     ------------     ----------     ----------      ----------
      Total premiums               $    1,536,932   $    529,452   $    433,843   $    1,441,323         30.1%
                                     ============     ==========     ==========      ===========


2000
 Life insurance in force           $   47,902,590   $ 12,573,404   $    873,996   $   36,203,182          2.4%
                                     ------------     ----------     ----------      ----------
 Premiums:
   Life insurance                         405,161         61,820         13,603          356,944          3.8%
   Accident and health insurance          435,354        267,238        236,857          404,973         58.5%
   Property and liability insurance       457,480         40,448          9,754          426,786          2.3%
                                     ------------     ----------     ----------      ----------
      Total premiums               $    1,297,995   $    369,506   $    260,214   $    1,188,703         21.9%
                                     ============     ==========     ==========      ===========

1999
 Life insurance in force           $   46,156,190   $  9,629,707   $    797,059   $   37,323,542          2.1%
                                     ------------     ----------     ----------      ----------
 Premiums:
   Life insurance                         393,410         65,761         14,381          342,030          4.2%
   Accident and health insurance          451,614        144,298         88,756          396,072         22.4%
   Property and liability insurance       423,105         37,572          7,043          392,576          1.8%
                                     ------------     ----------     ----------      ----------
      Total premiums               $    1,268,129   $    247,631   $    110,180   $    1,130,678          9.7%
                                     ============     ==========     ==========      ===========

American National Insurance Company and Subsidiaries

SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
           (IN THOUSANDS)


                                                                    Deductions - Describe
                                                                    ------------------------------
                                         Balance at    Additions        Amounts                       Balance at
                                        Beginning of   Charged to   Written off Due     Amounts        End of
Description                                Period       Expense     to Disposal  (a) Commuted  (b)     Period
--------------------------------       -------------  -----------  ----------------  -------------   ------------
2001
Investment valuation allowances:
  Mortgage loans on real estate        $     12,134   $      ----  $            18  $       (3,501)  $  15,617
  Investment real estate                     19,413          ----  $        (2,502) $          ----     21,915
  Investment in unconsolidated
    affiliates                                5,128          ----              ----           (140)      5,268
  Other assets                                1,022          ----              600          (1,702)      2,124
--------------------------------       -------------  -----------  ----------------  -------------   ------------
       Total                           $     37,697   $        0   $        (1,884) $       (5,343)  $  44,924
                                       =============  ===========  ================  =============   ============

2000
Investment valuation allowances:
  Mortgage loans on real estate        $     19,833   $     ----   $         7,214  $          485   $  12,134
  Investment real estate                     19,447        1,711   $         1,745  $         ----      19,413
  Investment in unconsolidated
    affiliates                                5,006          122              ----            ----       5,128
  Other assets                                1,800        1,022             1,800            ----       1,022
--------------------------------       -------------  -----------  ----------------  -------------   ------------
       Total                           $     46,086   $    2,855   $        10,759  $          485   $  37,697
                                       =============  ===========  ================  =============   ============

1999
Investment valuation allowances:
  Mortgage loans on real estate        $     12,800   $    8,953   $          ----  $        1,920   $  19,833
  Investment real estate                     21,718        3,528   $         5,799  $         ----      19,447
  Investment in unconsolidated
    affiliates                                5,006         ----              ----            ----       5,006
  Other assets                                1,800         ----              ----            ----       1,800
--------------------------------       -------------  -----------  ----------------  -------------   ------------
       Total                           $     41,324   $   12,481   $         5,799  $        1,920   $  46,086
                                       =============  ===========  ================  =============   ============

(a) Amounts written off due to disposal represent reductions or (additions) in the balance due to sales, transfers or other disposals of the asset with which the allowance is associated.
(b) Amounts commuted represent reductions in the allowance balance due to changes in requirements or investment conditions.

                            PART C ITEM AND CAPTION

Items 24.  Financial Statements and Exhibits.

     (a)  Financial Statements  FINANCIAL STATEMENTS and FINANCIAL STATEMENT
                                SCHEDULES sections of Statement of Additional Information

     (b)  Exhibits

     Exhibit "1" -              Copy of the resolutions of the Board of
                                Directors of the Depositor authorizing the establishment of the Registrant (previously filed on April 26, 1996 in Registrant's Post-
                                Effective Amendment No. 6)

     Exhibit "2" -              Not applicable

     Exhibit "3" -              Distribution and Administrative Services
                                Agreement (previously filed on April 26, 1996 in
                                Registrant's Post-Effective Amendment No. 6)

     Exhibit "4" -              Form of each variable annuity contract
                                (previously filed on April 26, 1996 in
                                Registrant's Post-Effective Amendment No. 6)

     Exhibit "5" -              Form of application used with any variable
                                annuity contract (previously filed on April 26, 1996 in Registrant's Post-Effective Amendment
                                No. 6)

     Exhibit "6a" -             Copy of the Articles of Incorporation of the
                                Depositor (previously filed on April 26, 1996 in
                                Registrant's Post-Effective Amendment No. 6)

     Exhibit "6b" -             Copy of the By-laws of the Depositor
                                (previously filed on April 26, 1996 in
                                Registrant's Post-Effective Amendment No. 6)

     Exhibit "7" -              Not applicable

     Exhibit "8a"               Form of American National Investment Account,
                                Inc. Participation Agreement (previously filed on April 26, 1996 in Registrant's Post-Effective
                                Amendment No. 6)

     Exhibit "8b"               Form of Fidelity Investments' Variable Insurance
                                Products Fund Participation Agreement
                                (previously filed on April 26, 1996 in
                                Registrant's Post-Effective Amendment No. 6)

     Exhibit "8c"             Form of Variable Insurance Products Fund II
                              Participation Agreement (previously filed on April
                              26, 1996 in Registrant's Post-Effective Amendment
                              No. 6)

     Exhibit "8d"             Form of T. Rowe Price Participation Agreement
                              (previously filed on April 30, 1999 in
                              Registrant's Post-Effective Amendment No. 6)

     Exhibit "9" -            An opinion of counsel and consent to its use as to
                              the legality of the securities being registered, indicating whether they will be legally issued and will represent binding obligations of the depositor

     Exhibit "10a" -          Consent of independent accountants for KPMG LLP

     Exhibit "10b" -          Consent of independent accountants for Arthur
                              Andersen LLP

     Exhibit "11" -           Not applicable

     Exhibit "12" -           Not applicable

     Exhibit "13" -           Not Applicable

     Exhibit "14" -           Control chart of Depositor


Item 25. Directors and Officers of the Depositor.

Directors
- ---------

Name                        Business Address
- ----                        ----------------

G. Richard Ferdinandtsen    American National Insurance Company
                            One Moody Plaza
                            Galveston, Texas 77550

Irwin M. Herz, Jr.          Greer, Herz & Adams, L.L.P.
                            One Moody Plaza, 18th Floor
                            Galveston, Texas 77550

R. Eugene Lucas             Gal-Tex Hotel Corporation
                            2302 Postoffice, Suite 504
                            Galveston, Texas 77550

E. Douglas McLeod           The Moody Foundation
                            2302 Postoffice, Suite 704
                            Galveston, Texas 77550

Frances Anne Moody          7031 Inwood
                            Dallas, Texas 75209

Robert L. Moody             2302 Postoffice, Suite 702
                            Galveston, Texas 77550

Russell S. Moody            6016 Mount Bonnell Hollow
                            Austin, Texas 78731

W.L. Moody, IV              2302 Postoffice, Suite 502
                            Galveston, Texas 77550



James D Yarbrough           Galveston County Courthouse
                            722 Moody
                            Galveston, Texas 77550

Officers

     The principal business address of the officers, unless indicated otherwise in the "Directors" section, or unless indicated by an asterisk (*), is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550. Those officers with an asterisk by their names have a principal business address of 2450 South Shore Boulevard, League City, Texas 77573.


Name                Office
- ----                ------

R.L. Moody          Chairman of the Board and Chief Executive Officer

G.R. Ferdinandtsen  President and Chief Operating Officer

D.A. Behrens        Executive Vice President, Independent Marketing

R.A. Fruend         Executive Vice President, Director of Multiple Line Special
                    Markets

B.J. Garrison       Executive Vice President, Director of Home Service Division

M.W. McCroskey *    Executive Vice President, Investments

G.V. Ostergren      Executive Vice President, Director of Multiple Line

J.E. Pozzi          Executive Vice President, Corporate Planning

R.J. Welch          Executive Vice President and Chief Actuary

C.H. Addison        Senior Vice President, Systems Planning and Computing

A.L. Amato, Jr.     Senior Vice President, Life Policy Administration

G.C. Langley        Senior Vice President, Human Resources

S.E. Pavlicek       Senior Vice President and Controller

S.H. Schouweiler    Senior Vice President, Health Insurance Operations

J.R. Thomason       Senior Vice President, Credit Insurance Services

G.W. Tolman         Senior Vice President, Corporate Affairs

J.M. Flippin        Secretary

J.J. Antkowiak      Vice President, Director of Computing Services

D.M. Azur           Vice President, Claims

P. Barber           Vice President, Human Resources

S.F. Brast *        Vice President, Real Estate Investments

D. D. Brichler *    Vice President, Mortgage Loan Production

F.V. Broll, Jr.     Vice President & Actuary

W.F. Carlton        Vice President & Assistant Controller, Financial Reports

K.M. Collier        Vice President, Alternative Distribution

R.T. Crawford       Vice President & Assistant Controller, General Accounting

G.C. Crume          Vice President, Independent Marketing

D.A. Culp           Vice President, Independent Marketing

G.D. Dixon *        Vice President, Stocks

S.L. Dobbe          Vice President, Independent Marketing

F.J. Gerren         Vice President, Independent Marketing

B.S. Gerwel          Vice President, Agency Administration

J.F. Grant, Jr.      Vice President, Group Actuary

R.D. Hemme           Vice President and Actuary

M.E. Hogan           Vice President, Credit Insurance Operations

C.J. Jones           Vice President, Health Administration

D.D. Judy            Vice President, Financial Marketing

Dr. H.B. Kelso, Jr.  Vice President & Medical Director

G.W. Kirkham         Vice President, Director of Planning and Support

George A. Macke      Vice President, General Auditor

G.W. Marchand        Vice President, Life Underwriting

D.N. McDaniel        Vice President, Home Service Administration

M.M. Mitchell        Vice President, Director of Life/Annuity Sales

J.W. Pangburn        Vice President, Credit Insurance/Special Markets

E.B. Pavelka         Vice President, Life Premium Accounting & Policy Service

R.C. Price           Vice President, Multiple Line Marketing,
                       Chief Marketing Officer

R.A. Price           Vice President, Director of Training and Market Development

J.T. Smith           Vice President, 401(K) Pension Sales

G.A. Sparks, Sr.     Vice President, Director of Field Services

W.H. Watson III      Vice President, Health Actuary

G.W. Williamson      Vice President, Assistant Director, Home Service Division

J.L. Broadhurst      Asst. Vice President, Director Individual Health/Group
                     Systems

J.J. Cantu           Asst. Vice President and Illustration Actuary

J.D. Ferguson        Asst. Vice President, Creative Services


D.N. Fullilove       Asst. Vice President, Director, Agents Employment

B.J. Huerta          Asst. Vice President, Director of Financial
                     and Administrative Systems

K.J. Juneau          Asst. Vice President, Director, Advisory Systems Engineer

C.A. Kratz           Asst. Vice President, Human Resources

D.L. Leining         Asst. Vice President, Life Underwriting

R.G. McCrary         Asst. Vice President, Application Development Division

J.B. McEniry         Asst. Vice President, Director of Telecommunications

M.S. Nimmons         Asst. Vice President; Associate General Auditor, Home
                     Office

R.J. Ostermayer      Asst. Vice President, Director of Group Quality Assurance

M.C. Paetz           Asst. Vice President, Director of Group Underwriting

R.E. Pittman, Jr.    Asst. Vice President, Director of Marketing/Career
                     Development

S.B. Saunders        Asst. Vice President, Real Estate Services

G.A. Schillaci       Asst. Vice President & Actuary

M.J. Soler           Asst. Vice President, Health Marketing Administration

J.P. Stelling        Asst. Vice President, Health Compliance

C.E. Tipton          Asst. Vice President & Assistant Actuary

D.G. Trevino         Asst. Vice President, Director, Computing Services

J.A. Tyra            Asst. Vice President, Life Insurance Systems

M.L. Waugh, Jr.      Asst. Vice President, Claims

J.O. Norton          Life Product Actuary

R.M. Williams        Life Product Actuary

J.E. Cernosek        Asst. Secretary

V.J. Krc             Asst. Treasurer


Item 26. Persons Controlled by or Under Common Control with Depositor of Registrant.

     Exhibit "14" -   control chart of depositor

Item 27. Number of Contractowners.

     As of December 31, 2001, the Registrant had 1,548 Contractowners of the Flexible Purchase Payment Deferred Annuity Contracts, 1 Contractowner of the Single Premium Immediate Annuity Contracts, and 1 Contractowner of the Group Unallocated Annuity Contracts.

Item 28.  Indemnification.

     The following provision is in the Distribution and Administrative Services
Agreement:

          "American National agrees to indemnify SM&R for any liability that SM&R may incur to a Contractowner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided, however, that American National will not indemnify SM&R for any such liability that results from the willful misfeasance, bad faith or gross negligence of SM&R, or from the reckless disregard, by SM&R, of its duties and obligations arising under this Agreement."

     The officers and directors of American National are indemnified by American National in the American National By-Laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable annuity sales of American National

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

     (a)SM&R Investments, Inc.and American National Investment Accounts, Inc.

     (b) The Registrant's principal underwriter is Securities Management and Research, Inc. The following are the officers and directors of Securities Management and Research, Inc.


                                                      Principal Business
Name                                Position          Address
- ---------------------------   ---------------------   --------------------------
David B. Behrens               Director              American National Insurance
                                                      Company, One Moody Plaza
                                                       Galveston, Texas, 77550
Gordon D. Dixon               Director,               Securities Management
                              Senior Vice               and Research, Inc.
                              President               2450 South Shore Boulevard
                              and Chief               League City, Texas 77573
                              Investment
                              Officer

G. Richard Ferdinandtsen      Director                American National
                                                      Insurance Company
                                                      One Moody Plaza
                                                      Galveston, Texas 77550

Robert A. Fruend, C.L.U.      Director                American National
                                                        Insurance Company
                                                      One Moody Plaza
                                                      Galveston, Texas 77550

R. Eugene Lucas               Director                Gal-Tenn Hotel Corporation
                                                      504 Moody National Bank
                                                        Tower
                                                      Galveston, Texas 77550

Michael W. McCroskey          Director,               Securities Management
                              President                 and Research, Inc.
                              and Chief               2450 South Shore Boulevard
                              Executive               League City, Texas 77573
                              Officer

Ronald J. Welch               Director                American National
                                                        Insurance Company
                                                      One Moody Plaza
                                                      Galveston, Texas 77550
Teresa E. Axelson             Vice President and      Securities Management and
                              Secretary                 Research, Inc.
                                                      2450 South Shore
                                                        Boulevard
                                                      League City, Texas 77573


T. Brett Harrington      Vice                   Securities Management and
                         President                Research, Inc.
                                                2450 South Shore Boulevard
                                                League City, Texas 77573

Brenda T. Koelemay       Vice President,       Securities Management and
                          Chief Administrative   Research, Inc.
                         Officer and Chief     2450 South Shore Boulevard
                         Financial Officer     League City, Texas 77573

Emerson V. Unger         Vice President         Securities Management and
                                                  Research, Inc.
                                                2450 South Shore Boulevard
                                                League City, Texas 77573

Vicki R. Douglas         Assistant Vice         Securities Management and
                         President                Research, Inc.
                                                2450 South Shore Boulevard
                                                League City, Texas 77573

Steven Douglas Geib      Assistant Vice         Securities Management and
                         President                Research, Inc.
                                                2450 South Shore Boulevard
                                                League City, Texas 77573

Michele S. Lord          Assistant Vice         Securities Management and
                         President                Research, Inc.
                                                2450 South Shore Boulevard
                                                League City, Texas 77573

Sally F. Praker          Assistant Vice         Securities Management and
                         President                Research, Inc.
                                                2450 South Shore Boulevard
                                                League City, Texas 77573



     (c) Not Applicable

Item 30. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the offices of American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

Item 31. Management Services.

     Not Applicable

Item 32. Undertakings.

     (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

          (i) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (ii) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in any sales literature used in connection with the offer of the contract;

          (iii) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b) (11) to the attention of the potential participants;

         (iv) Obtain from each plan participant who purchases a Section 403 (b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403 (b) (11), and (2) other investment alternatives available under the employer's Section 403 (b) arrangement to which the participant may elect to transfer his contract value.

     (e) Representation pursuant to Section 26(e)(2)(A). American National Insurance Company hereby represents that the fees and charges deducted under the contracts described in this pre-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by American National Insurance Company.

     SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this amended Registration Statement to be signed on its behalf, in the City of Galveston, and the State of Texas on the 30th day of April, 2002.

                    AMERICAN NATIONAL VARIABLE ANNUITY
                    SEPARATE ACCOUNT (Registrant)
                    By:  AMERICAN NATIONAL INSURANCE COMPANY

                    By:  /s/ Robert L. Moody
                      ----------------------------------
                       Robert L. Moody, Chairman of the
                       Board and Chief Executive Officer

                    AMERICAN NATIONAL INSURANCE COMPANY
                    (Sponsor)

                    By: /s/ Robert L. Moody
                       -----------------------------------
                        Robert L. Moody, Chairman of the
                        Board and Chief Executive Officer

ATTEST:

 /s/ J. Mark Flippin
- ---------------------------------------
J. Mark Flippin,
Secretary

  As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in their capacities and on the dates indicated:

Signature                     Title                          Date
- ---------                     -----                          ----

/s/ Michael W. McCroskey      Executive Vice President -     April 30, 2002
- ------------------------      Investments
Michael W. McCroskey          (Principal Financial Officer)


/s/ Stephen E. Pavlicek       Senior Vice President and      April 30, 2002
- ------------------------      Controller
Stephen E. Pavlicek           (Principal Accounting Officer)

Signature                     Title                          Date
- ---------                     -----                          ----

/s/ Robert L. Moody           Chairman of the Board,         April 30, 2002
- -------------------------     Director, and Chief
Robert L. Moody               Executive Officer


 /s/ Richard Ferdinandtsen    Director, President and        April 30, 2002
- --------------------------    Chief Operating Officer
Richard Ferdinandtsen


 /s/ Irwin M. Herz, Jr.       Director                       April 30, 2002
- --------------------------
Irwin M. Herz, Jr.


 /s/ R. Eugene Lucas          Director                       April 30, 2002
- --------------------------
R. Eugene Lucas


 /s/ E. Douglas McLeod        Director                       April 30, 2002
- --------------------------
E. Douglas McLeod


                              Director
- --------------------------
Frances Anne Moody


- --------------------------    Director
Russell S. Moody


- --------------------------    Director
W. L. Moody IV


- --------------------------    Director
James D. Yarbrough